UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code:  650-312-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2021

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

(b) Not applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2021

Sign up for electronic delivery at franklintempleton.com/edelivery

SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the six months ended November 30, 2021, the global economy benefited from continued monetary and fiscal stimulus measures, improved global trade, easing COVID-19 pandemic restrictions and the progress of vaccination programs. During parts of the period, geopolitical tensions, the Chinese government’s regulatory changes, surges of COVID-19 cases in certain regions and the emergence of the Omicron variant pressured global stock and bond prices. Conversely, investor sentiment was boosted by economic growth in the U.S. and China and accommodative monetary policies by some central banks, including the U.S. Federal Reserve and the European Central Bank.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a +5.08% total return for the period.1 In contrast, global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -10.65% total return, while global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a -2.76% total return.1

We are committed to our long-term perspective and disciplined investment approach as we continue to conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial professionals in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Brooks Ritchey

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments. The investment manager principally allocates the Fund’s assets among multiple subadvisors who are implementing one or more non-traditional or alternative investment strategies. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities, including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares posted a +0.32% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, posted a -0.17% cumulative total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.01%

cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index (USD), posted a +3.03% total return for the six months ended November 30, 2021.2 Global equities benefited from the continued progress of vaccination programs for COVID-19, solid economic growth and a rebound in global trade. However, the Chinese government’s imposition of additional restrictions on some businesses pressured Asian and global emerging market stocks. The combination of increased consumer demand and persistent supply-chain disruptions contributed to higher inflation in many countries. Additionally, the spread of the highly contagious Delta variant pressured global stocks, and the emergence of the Omicron variant late in the six-month period injected further uncertainty into equity markets.

In the U.S., the economy continued to recover amid declining unemployment, solid wage growth and high business confidence. Gross domestic product (GDP) growth continued, as strong consumer spending supported the economy. A rebound in corporate earnings and the passage of a bipartisan infrastructure bill further bolstered investor sentiment. The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended U.S. Treasury and mortgage bond purchases to help keep markets functioning. However, in its November 2021 meeting statement, the Fed detailed plans to reduce its purchases of U.S. Treasury and mortgage-backed securities beginning in November. The Fed also noted that it

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

The eurozone economy showed signs of recovery, as quarter-over-quarter GDP increased in the second and third quarters of 2021 after contracting for the previous two quarters. Most of the eurozone’s largest economies posted solid growth rates, as increased vaccination rates helped consumer activity return to pre-pandemic levels. Strong corporate earnings growth also helped European developed market equities. However, in November 2021, the annual inflation rate in the eurozone reached the highest level since 1997, two years before the introduction of the euro, and the prospect of energy shortages as winter approached tempered investor optimism. Consequently, European developed market equities, as measured by the MSCI Europe Index (USD), posted a -3.58% total return for the six months under review.2

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index (USD), posted a -8.18% total return for the six-month period.2 Although China’s economy continued to grow, it was pressured by higher commodity prices, increased fuel costs and production disruption caused by government-mandated suspensions of power use. Asian equity markets experienced heightened volatility due to inflation concerns and rising COVID-19 infection rates in some countries. Unexpected regulatory changes by the Chinese government, which negatively impacted education- and technology-related businesses, and concerns about a Chinese large property developer’s solvency further pressured Asian stocks during the six-month period.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -10.65% total return for the six months under review.2 Higher COVID-19 cases in some countries, limited vaccine rollouts and concerns about rising interest rates and elevated inflation dampened investor enthusiasm in global emerging market equities. Interest-rate increases by several central banks, including Brazil, Russia and Mexico, to counter inflation raised investor concerns about a slowdown in economic growth.

Investment Strategy

We manage the Fund using a multi-manager approach. While we have overall responsibility for the Fund’s investments, we principally allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlations to various markets and to each other, their risk profiles and their return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or through a position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on macroeconomic opportunities across numerous markets and investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Strategy Allocation*

Based on Total Net Assets as of 11/30/21

Strategy	Long Positions	Short Positions
Event Driven	16.1%	-8.0%
Global Macro	35.1%	-37.9%
Long Short Equity	34.8%	-20.4%
Relative Value	27.8%	-9.7%

Total	113.8%	-76.0%

*Figures include the effect of gross notional exposure of derivatives.

Subadvisors

11/30/21

Long Short Equity

Chilton Investment Company, LLC

Electron Capital Partners, LLC

Jennison Associates, LLC

Portland Hill Asset Management Limited

Wellington Management Company, LLP

Relative Value

Apollo Credit Management LLC

Benefit Street Partners, L.L.C.

Ellington Global Asset Management, LLC

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

One River Asset Management, LLC

Event Driven

Bardin Hill Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

BlueBay Asset Management LLP

Emso Asset Management Limited

Graham Capital Management, L.P.

RV Capital Management Private Ltd

Manager’s Discussion

Three of the Fund’s four underlying strategies in which assets were allocated contributed to the Fund’s positive performance for the six-month period—in order of contribution, long short equity, relative value and event driven. The global macro strategy detracted from the Fund’s performance. Meanwhile, 10 of the Fund’s 17 subadvisors delivered absolute gains. The conditional risk overlay (CRO) was not implemented during the period. The allocation percentages for each strategy are listed in the Strategy Allocation table on this page. The subadvisors with assets allocated at period-end are also listed in the Subadvisors table on this page.

We implemented a position in new relative value subadvisor Benefit Street Partners, or BSP, in September 2021. The subadvisor pursues an active high-yield-bond trading strategy with an opportunistic hedge and fits with our overall favorable outlook for more active strategies in the current environment.

Chilton Investment, Electron Capital Partners, Jennison Associates, Portland Hill Asset Management and Wellington Management were the Fund’s long short equity strategy subadvisors during the period. Chilton, Wellington and Electron were leading overall positive contributors, while Portland Hill was a significant detractor. Positive performance was driven by the strategy’s equity exposure. Currency positioning also contributed positively. In terms of sectors, information technology, industrials and utilities were leading positive contributors to returns, followed by currency hedges. In contrast, equity index hedges hindered returns.

Apollo Credit Management, Benefit Street Partners, Ellington Global Asset Management, Lazard Asset Management, Loomis Sayles & Company and One River Asset Management were the Fund’s relative value strategy subadvisors during the period. Lazard and Ellington were responsible for the bulk of positive contribution, benefiting from a corporate fixed income health care sector allocation and currency positioning (Lazard) as well as asset-backed securities and mortgage securities (Ellington) exposures. Strategy gains were partially offset by detraction from interest-rate weightings. On a sector level, currency, information technology and health care exposures were leading positive contributors. Utilities also contributed meaningfully. In contrast, short exposure to U.S. government bonds negatively affected returns. During the reporting period, no Fund assets were allocated to Brigade Capital Management or Elementum Advisors, two other relative value subadvisors.

Bardin Hill Arbitrage IC Management and P. Schoenfeld Asset Management (PSAM) represented the event driven strategy. Both subadvisors benefited performance, bolstered by long equity positioning and currency hedges, with credit exposures adding to performance modestly. The idiosyncratic nature of performance drivers helped to partially isolate the strategy during periods of broader equity market weakness. Bardin Hill’s long equity position in an American technology company was a key positive contributor, with shares moving higher after the company reported better-than-expected revenue and earnings. PSAM’s long position in a global rental car company also bolstered returns, gaining in the wake of the company’s announcement that it ordered 100,000 electric vehicles for purchase by the end of 2022.

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BlueBay Asset Management, Emso Asset Management, Graham Capital Management and RV Capital Management were the global macro strategy subadvisors. RV Capital positively contributed to performance, while negative performance from BlueBay, Graham and Emso more than offset RV Capital’s positive contribution during the period. Interest-rate exposure was a notable detractor, due to bond futures and emerging market government bonds. Commodities and credit positioning slightly bolstered returns. On a sector level, long exposure to emerging market government bonds and real estate (credit) and equity index hedges hindered returns, partially offset by long exposure to financials.

During the six-month period, in addition to adding BSP as a new subadvisor within the relative value strategy, the team increased allocations to global macro subadvisor BlueBay; long short equity subadvisors Chilton, Portland Hill, and Electron; and relative value subadvisors One River and Lazard. An additional allocation was also made to event driven subadvisor PSAM. Exposure was reduced to global macro subadvisors Graham and Emso.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey

Co-Lead Portfolio Manager

Robert Christian

Co-Lead Portfolio Manager

Anthony Zanolla, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of November 30, 2021

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/211

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+0.32%	-5.23%
1-Year	+4.48%	-1.25%
5-Year	+22.86%	+3.02%
Since Inception (10/11/13)	+35.63%	+3.10%

Advisor
6-Month	+0.40%	+0.40%
1-Year	+4.71%	+4.71%
5-Year	+24.39%	+4.46%
Since Inception (10/11/13)	+38.46%	+4.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee Waiver
A	2.66%	2.87%
Advisor	2.41%	2.62%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/22 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During Period 6/1/21–11/30/21[1,2]	Ending Account Value 11/30/21	Expenses Paid During Period 6/1/21–11/30/21[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,003.20	$12.81	$1,012.28	$12.86	2.55%
C	$1,000	$999.20	$16.54	$1,008.52	$16.62	3.30%
R	$1,000	$1,002.40	$14.06	$1,011.03	$14.12	2.80%
R6	$1,000	$1,004.80	$11.26	$1,013.84	$11.31	2.24%
Advisor	$1,000	$1,004.00	$11.55	$1,013.54	$11.61	2.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.46		$11.19	$11.28	$11.38	$11.14	$10.55

Income from investment operations[a]:

Net investment income (loss)[b]	(0.04)		(0.08)	(0.03)	0.04	0.01	0.03

Net realized and unrealized gains (losses)	0.08		1.45	0.02	0.11	0.38	0.61

Total from investment operations	0.04		1.37	(0.01)	0.15	0.39	0.64

Less distributions from:

Net investment income	—		—	(0.07)	—	(0.15)	(0.05)

Net realized gains	—		(0.10)	(0.01)	(0.25)	—	—

Total distributions	—		(0.10)	(0.08)	(0.25)	(0.15)	(0.05)

Net asset value, end of period	$12.50		$12.46	$11.19	$11.28	$11.38	$11.14

Total return[c]	0.32%		12.25%	(0.15)%	1.35%	3.57%	6.07%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.71%		2.82%	2.58%	2.73%	2.81%	3.07%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.55%	[f]	2.64%	2.40%	2.56%	2.59%	2.73%

Expenses incurred in connection with securities sold short	0.36%		0.44%	0.20%	0.36%	0.39%	0.53%

Net investment income (loss)	(0.59)%		(0.67)%	(0.25)%	0.36%	0.06%	0.10%

Supplemental data

Net assets, end of period (000’s)	$104,373		$102,138	$90,205	$104,452	$119,214	$119,385

Portfolio turnover rate	77.08%		236.64%	271.51%	235.47%	234.77%	209.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.11	$10.95	$11.05	$11.25	$11.00	$10.45

Income from investment operations[a]:

Net investment income (loss)[b]	(0.08)	(0.15)	(0.11)	(0.05)	(0.08)	(0.04)

Net realized and unrealized gains (losses)	0.07	1.41	0.02	0.10	0.39	0.59

Total from investment operations	(0.01)	1.26	(0.09)	0.05	0.31	0.55

Less distributions from:

Net investment income	—	—	—	—	(0.06)	—

Net realized gains	—	(0.10)	(0.01)	(0.25)	—	—

Total distributions	—	(0.10)	(0.01)	(0.25)	(0.06)	—

Net asset value, end of period	$12.10	$12.11	$10.95	$11.05	$11.25	$11.00

Total return[c]	(0.08)%	11.51%	(0.85)%	0.56%	2.82%	5.26%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.46%	3.54%	3.33%	3.48%	3.56%	3.79%

Expenses net of waiver, payments by affiliates and expense reduction[e]	3.30% [f]	3.36%	3.15%	3.31%	3.34%	3.45%

Expenses incurred in connection with securities sold short	0.36%	0.44%	0.20%	0.36%	0.39%	0.53%

Net investment income (loss)	(1.34)%	(1.39)%	(1.00)%	(0.39)%	(0.69)%	(0.62)%

Supplemental data

Net assets, end of period (000’s)	$29,196	$31,541	$36,043	$44,897	$53,196	$55,496

Portfolio turnover rate	77.08%	236.64%	271.51%	235.47%	234.77%	209.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.44		$11.20	$11.28	$11.42	$11.17	$10.61

Income from investment operations[a]:

Net investment income (loss)[b]	(0.05)		(0.11)	(0.06)	0.02	(0.02)	(0.25)

Net realized and unrealized gains (losses)	0.08		1.45	0.02	0.09	0.39	0.86

Total from investment operations	0.03		1.34	(0.04)	0.11	0.37	0.61

Less distributions from:

Net investment income	—		—	(0.03)	—	(0.12)	(0.05)

Net realized gains	—		(0.10)	(0.01)	(0.25)	—	—

Total distributions	—		(0.10)	(0.04)	(0.25)	(0.12)	(0.05)

Net asset value, end of period	$12.47		$12.44	$11.20	$11.28	$11.42	$11.17

Total return[c]	0.24%		11.97%	(0.39)%	1.08%	3.28%	5.79%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.96%		3.06%	2.83%	2.98%	3.06%	3.32%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.80%	[f]	2.88%	2.65%	2.81%	2.84%	2.98%

Expenses incurred in connection with securities sold short	0.36%		0.44%	0.20%	0.36%	0.39%	0.53%

Net investment income (loss)	(0.84)%		(0.91)%	(0.50)%	0.11%	(0.19)%	(0.15)%

Supplemental data

Net assets, end of period (000’s)	$1,139		$840	$884	$844	$648	$597

Portfolio turnover rate	77.08%		236.64%	271.51%	235.47%	234.77%	209.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.58		$11.25	$11.34	$11.41	$11.17	$10.59

Income from investment operations[a]:

Net investment income (loss)[b]	(0.02)		(0.04)	0.01	0.08	0.03	0.02

Net realized and unrealized gains (losses)	0.08		1.47	0.02	0.10	0.40	0.65

Total from investment operations	0.06		1.43	0.03	0.18	0.43	0.67

Less distributions from:

Net investment income	—		—	(0.11)	—	(0.19)	(0.09)

Net realized gains	—		(0.10)	(0.01)	(0.25)	—	—

Total distributions	—		(0.10)	(0.12)	(0.25)	(0.19)	(0.09)

Net asset value, end of period	$12.64		$12.58	$11.25	$11.34	$11.41	$11.17

Total return[c]	0.48%		12.61%	0.27%	1.70%	3.83%	6.40%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.40%		2.50%	2.26%	2.41%	2.46%	2.73%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.24%	[f]	2.32%	2.07%	2.23%	2.24%	2.39%

Expenses incurred in connection with securities sold short	0.37%		0.44%	0.20%	0.36%	0.39%	0.53%

Net investment income (loss)	(0.28)%		(0.35)%	0.08%	0.69%	0.41%	0.44%

Supplemental data

Net assets, end of period (000’s)	$53,365		$27,471	$15,537	$42,842	$31,805	$265,247

Portfolio turnover rate	77.08%		236.64%	271.51%	235.47%	234.77%	209.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$12.55		$11.23	$11.33	$11.40	$11.16	$10.58

Income from investment operations[a]:

Net investment income (loss)[b]	(0.02)		(0.05)	— [c]	0.07	0.04	0.04

Net realized and unrealized gains (losses)	0.07		1.47	0.01	0.11	0.38	0.62

Total from investment operations	0.05		1.42	0.01	0.18	0.42	0.66

Less distributions from:

Net investment income	—		—	(0.10)	—	(0.18)	(0.08)

Net realized gains	—		(0.10)	(0.01)	(0.25)	—	—

Total distributions	—		(0.10)	(0.11)	(0.25)	(0.18)	(0.08)

Net asset value, end of period	$12.60		$12.55	$11.23	$11.33	$11.40	$11.16

Total return[d]	0.40%		12.55%	0.19%	1.61%	3.75%	6.29%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.46%		2.57%	2.33%	2.48%	2.56%	2.82%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.30%	[g]	2.39%	2.15%	2.31%	2.34%	2.48%

Expenses incurred in connection with securities sold short	0.36%		0.44%	0.20%	0.36%	0.39%	0.53%

Net investment income (loss)	(0.34)%		(0.42)%	— [h]	0.61%	0.31%	0.35%

Supplemental data

Net assets, end of period (000’s)	$1,245,036		$1,152,105	$977,094	$1,046,252	$896,278	$674,828

Portfolio turnover rate	77.08%		236.64%	271.51%	235.47%	234.77%	209.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

hAmount rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2021 (unaudited)

Franklin K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 41.7%
	Aerospace & Defense 0.1%
a	Bombardier Inc., A	Canada	49,428	$68,486
a	Bombardier Inc., B	Canada	1,042,990	1,412,480

				1,480,966

	Air Freight & Logistics 0.3%
	Expeditors International of Washington Inc.	United States	1,117	135,850
a	GXO Logistics Inc.	United States	17,210	1,653,020
	United Parcel Service Inc., B	United States	342	67,843
a	XPO Logistics Inc.	United States	37,296	2,701,722

				4,558,435

	Airlines 0.1%
a,b	Controladora Vuela Cia de Aviacion SAB de CV, ADR	Mexico	30,418	450,795
a	Japan Airlines Co. Ltd.	Japan	27,791	500,963

				951,758

	Automobiles 0.1%
a,f	Arrival SA	Luxembourg	71,867	674,831
a	General Motors Co.	United States	8,800	509,256

				1,184,087

	Banks 0.1%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	Mexico	693,005	886,644
	Barclays PLC	United Kingdom	108,406	264,692
c	Citigroup Inc.	United States	894	56,948
c	JPMorgan Chase & Co.	United States	411	65,279
c	Wells Fargo & Co.	United States	1,455	69,520

				1,343,083

	Beverages 0.4%
	The Coca-Cola Co.	United States	4,092	214,625
	Davide Campari-Milano NV	Italy	279,710	4,076,953
d	Nongfu Spring Co. Ltd., H, 144A	China	3,790	21,750
	PepsiCo Inc.	United States	397	63,433
	Primo Water Corp.	United States	110,251	1,832,371
	Tsingtao Brewery Co. Ltd., H	China	2,000	16,167

				6,225,299

	Biotechnology 1.5%
b	AbbVie Inc.	United States	20,807	2,398,631
a,e,f	Alder Biopharmaceuticals Inc., Contingent Value, rts., 12/31/24	United States	50,624	44,549
a	Allakos Inc.	United States	3,561	279,004
a	Amicus Therapeutics Inc.	United States	51,566	552,272
a,b	Apellis Pharmaceuticals Inc.	United States	28,759	1,210,179
a	Argenx SE, ADR	Netherlands	4,046	1,129,684
a	BioMarin Pharmaceutical Inc.	United States	10,900	940,561
a,b	BioNTech SE, ADR	Germany	3,719	1,308,121
a,b	Blueprint Medicines Corp.	United States	8,030	772,486
a	CRISPR Therapeutics AG	Switzerland	8,743	698,566
a	CytoDyn Inc.	United States	2,742	3,428
a	Denali Therapeutics Inc.	United States	4,940	228,524
a	Dicerna Pharmaceuticals Inc.	United States	12,087	459,427
a	Genetron Holdings Ltd., ADR	China	17,200	155,488
a	I-Mab, ADR	China	3,466	209,554
a,b	Intellia Therapeutics Inc.	United States	14,214	1,634,752

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Biotechnology (continued)
a,f	Karuna Therapeutics Inc.	United States	1,897	$242,626
a	Karyopharm Therapeutics Inc.	United States	1,000	6,950
a	Kymera Therapeutics Inc.	United States	4,162	231,074
a	Mirati Therapeutics Inc.	United States	5,301	725,018
a,f	Monte Rosa Therapeutics Inc.	United States	6,745	130,786
a	Natera Inc.	United States	13,824	1,264,343
a	Nurix Therapeutics Inc.	United States	7,354	211,942
a	ORIC Pharmaceuticals Inc.	United States	10,440	144,490
a	PMV Pharmaceuticals Inc.	United States	7,999	173,978
a	Praxis Precision Medicines Inc.	United States	4,250	72,717
a	ProQR Therapeutics NV	Netherlands	37,313	263,430
a	Sarepta Therapeutics Inc.	United States	6,244	504,578
a	Seagen Inc.	United States	8,201	1,312,160
a	SpringWorks Therapeutics Inc.	United States	10,600	761,610
a	Swedish Orphan Biovitrum AB	Sweden	51,864	1,265,311
a	Vertex Pharmaceuticals Inc.	United States	9,090	1,699,285
a,f	Verve Therapeutics Inc.	United States	8,505	289,850
a	Zai Lab Ltd., ADR	China	7,846	543,335

				21,868,709

	Building Products 0.1%
	Carrier Global Corp.	United States	30,251	1,637,184
	Owens Corning	United States	392	33,257

				1,670,441

	Capital Markets 0.6%
d	Amundi SA, 144A	France	26,558	2,209,445
d	Anima Holding SpA, 144A	Italy	102,616	483,013
c	The Blackstone Group Inc., A	United States	569	80,485
a,b	Capstar Special Purpose Acquisition Corp., A	United States	10,190	101,391
a	Capstar Special Purpose Acquisition Corp., A, 7/9/27, wts.	United States	6,891	7,580
a	Coinbase Global Inc., A	United States	5,320	1,675,800
a,b	E.Merge Technology Acquisition Corp., A	United States	6,534	64,229
c	The Goldman Sachs Group Inc.	United States	160	60,958
b	Moody’s Corp.	United States	9,381	3,664,594
c	Morgan Stanley	United States	202	19,154
a,f	SCVX Corp., A	United States	6,585	65,718

				8,432,367

	Chemicals 1.1%
a	Ferro Corp.	United States	129,107	2,726,740
	Huntsman Corp.	United States	2,298	72,824
b	International Flavors & Fragrances Inc.	United States	7,575	1,076,938
a,c	Kraton Corp.	United States	8,000	368,480
	LyondellBasell Industries NV, A	United States	664	57,854
b	The Sherwin-Williams Co.	United States	32,164	10,654,003
	Sociedad Quimica y Minera de Chile SA, ADR	Chile	17,133	1,066,700
a	Tronox Holdings PLC	United States	13,536	297,657

				16,321,196

	Commercial Services & Supplies 1.0%
a	468 SPAC I SE, A, 4/30/26, wts.	Germany	41,605	117,960
a	7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	2,531
a,b	Atlas Crest Investment Corp. II, A	United States	20,011	195,708
a	Atlas Crest Investment Corp. II, A, 2/28/26, wts.	United States	8,969	9,328
a,b	CIIG Capital Partners II Inc.	United States	10,448	107,092

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies (continued)
	Cintas Corp.	United States	13,912	$5,873,507
a,b	Class Acceleration Corp., A	United States	13,473	131,497
a	Class Acceleration Corp., A, 3/31/28, wts.	United States	4,133	2,521
a	CM Life Sciences III Inc.	United States	8,817	91,520
a,b	CM Life Sciences III Inc., A	United States	13,400	133,464
a	Digital Transformation Opportunities Corp.	United States	39,182	388,490
a,b	dMY Technology Group Inc. IV, A	United States	4,695	46,950
a	dMY Technology Group Inc. IV, A, 12/31/27, wts.	United States	13,565	46,121
a,b	dMY Technology Group Inc. VI	United States	26,930	292,460
a	Executive Network Partnering Corp., A	United States	19,832	195,147
a	Executive Network Partnering Corp., A, 9/25/28, wts.	United States	2,901	2,047
a,b	Gores Guggenheim Inc., A	United States	205	2,759
a	Gores Metropoulos II Inc.	United States	110	1,137
a,f	Gores Metropoulos II Inc., A	United States	509	5,054
a	Gores Metropoulos II Inc., A, 1/31/28, wts.	United States	4,212	8,003
a,b	Gores Technology Partners II Inc.	United States	12,807	130,311
a	Gores Technology Partners II Inc., A	United States	3,133	30,923
a,b	Gores Technology Partners Inc.	United States	11,237	113,887
a	Hedosophia European Growth	United Kingdom	35,835	407,598
a	Hedosophia European Growth, 5/13/27, wts.	United Kingdom	11,638	10,229
	Iron Spark I Inc., A	United States	5,353	53,798
a	Juniper II Corp.	United States	11,402	115,502
a	Kins Technology Group Inc., A, 12/31/25, wts.	United States	1,892	1,230
a	Landcadia Holdings IV Inc.	United States	4,686	47,446
a	Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	4,249	4,674
a,b	Novus Capital Corp. II, A	United States	19,008	189,700
a	Novus Capital Corp. II, A, 12/31/27, wts.	United States	6,336	8,237
a	One Equity Partners Open Water I Corp., A	United States	2,269	22,123
a	One Equity Partners Open Water I Corp., A, 12/31/27, wts.	United States	2,933	1,994
b	Republic Services Inc., A	United States	40,305	5,330,739
a	Shapeways Holdings Inc., 10/31/26, wts.	United States	13,286	9,299
a	Tech And Energy Transition Corp.	United States	8,501	84,755
a,b	Thunder Bridge Capital Partners IV Inc.	United States	12,385	122,240
a	Tishman Speyer Innovation Corp. II	United States	1,534	15,286
a	Tishman Speyer Innovation Corp. II, A	United States	509	4,983
a,b	Twelve Seas Investment Co. II, A	United States	15,317	149,187
a	Twelve Seas Investment Co. II, A, 3/2/28, wts.	United States	5,105	3,298

				14,510,735

	Communications Equipment 0.0%†
	Cisco Systems Inc.	United States	1,108	60,763
a	Commscope Holding Co. Inc.	United States	6,524	64,979

				125,742

	Construction & Engineering 0.5%
a	AECOM	United States	18,821	1,297,520
a	Mastec Inc.	United States	27,598	2,543,708
	Quanta Services Inc.	United States	31,335	3,565,296

				7,406,524

	Construction Materials 0.3%
a	Cemex SAB de CV, ADR	Mexico	69,523	427,567
	LafargeHolcim Ltd., B	Switzerland	69,827	3,363,836

				3,791,403

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Finance 0.0%†
a,f	Katapult Holdings Inc.	United States	9,358	$36,777
c	OneMain Holdings Inc., A	United States	1,061	52,827

				89,604

	Containers & Packaging 0.8%
a	Ardagh Metal Packaging SA	United States	110,998	1,037,831
	Ball Corp.	United States	118,073	11,033,922

				12,071,753

	Distributors 0.3%
	Pool Corp.	United States	7,544	4,180,281

	Diversified Consumer Services 0.1%
a,f	Mister Car Wash Inc.	United States	54,593	876,764

	Diversified Financial Services 1.8%
a	2MX Organic SA, 11/16/25, wts.	France	3,920	1,085
a	Acropolis Infrastructure Acquisition Corp., A, 3/31/26, wts.	United States	12,094	12,034
a	Adit EdTech Acquisition Corp., 12/31/27, wts.	United States	276	312
a	AEA-Bridges Impact Corp., 12/31/25, wts.	Cayman Islands	1,407	1,126
a	AEA-Bridges Impact Corp., A	Cayman Islands	28,592	281,059
a	Aequi Acquisition Corp.	United States	1,470	14,641
a	Aequi Acquisition Corp., A	United States	11,885	116,116
a	African Gold Acquisition Corp., A	United States	6,518	63,485
a	African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,888	2,758
a	Agile Growth Corp.	United States	3,910	39,374
a,b	Altitude Acquisition Corp., A	United States	10,922	107,909
a	Altitude Acquisition Corp., A, 11/30/27, wts.	United States	24,529	18,524
a	Angel Pond Holdings Corp.	United States	7,260	72,716
a	Apollo Strategic Growth Capital, 10/29/27, wts.	United States	16,271	15,132
a	Apollo Strategic Growth Capital, A	United States	8,654	85,155
a	Apollo Strategic Growth Capital, A, 12/31/27, wts.	United States	3,636	3,818
a	Apollo Strategic Growth Capital II	United States	8,845	88,539
a	ArcLight Clean Transition Corp. II, A, 2/4/23, wts.	Cayman Islands	3,265	5,093
a,f	Ares Acquisition Corp., A	United States	13,000	127,270
a	Ares Acquisition Corp., A, 12/30/21, wts.	United States	11,095	11,650
a	Ascendant Digital Acquisition Corp. III	United States	4,732	47,793
a	Athena Consumer Acquisition Corp.	United States	26,389	267,848
a	Athena Technology Acquisition Corp., A, 3/31/28, wts.	United States	4,454	7,884
a	Athlon Acquisition Corp., A, 3/5/26, wts.	United States	4,234	2,667
a,b	Atlantic Avenue Acquisition Corp., A	United States	8,680	85,672
a	Atlantic Avenue Acquisition Corp., A, 10/6/27, wts.	United States	4,340	2,734
a,b	Atlantic Coastal Acquisition Corp., A	United States	16,329	159,861
a	Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443	4,570
a	Austerlitz Acquisition Corp. I, 2/19/26, wts.	United States	17,237	21,374
a	Austerlitz Acquisition Corp. I, 12/31/27, wts.	United States	34,516	39,003
a	Austerlitz Acquisition Corp. I, A	United States	21,841	214,479
a	Austerlitz Acquisition Corp. II, A	United States	33,691	329,161
a	Authentic Equity Acquisition Corp. I, 12/31/27, wts.	Cayman Islands	9,239	5,858
a	B Riley Principal 250 Merger Corp., A, 12/31/27, wts.	United States	2,651	3,022
a	Biotech Acquisition Co., 11/30/27, wts.	United States	4,353	3,277
a	Blue Whale Acquisition Corp. I	United Arab Emirates	12,829	127,584
a	Bridgetown Holdings Ltd., A	Hong Kong	3,261	32,088
a,b	Broadscale Acquisition Corp., A	United States	6,216	60,855
a	Broadscale Acquisition Corp., A, 2/2/26, wts.	United States	1,554	1,632
a	Broadstone Acquisition Corp., 9/15/28, wts.	United States	25,789	28,884

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Burgundy Technology Acquisition Corp.	United States	8,583	$85,744
a,b	Carney Technology Acquisition Corp. II, A	United States	12,636	124,212
a	Carney Technology Acquisition Corp. II, A, 11/30/27, wts.	United States	5,876	5,053
a	Cartesian Growth Corp., 12/31/27, wts.	United States	23,214	27,044
a,f	CBRE Acquisition Holdings Inc., A, 12/31/27, wts.	United States	1	2
a	CC Neuberger Principal Holdings II	United States	12,116	119,827
a	CC Neuberger Principal Holdings II, 7/29/25, wts.	United States	11,692	13,213
a	CC Neuberger Principal Holdings III	United States	558	5,588
a	CC Neuberger Principal Holdings III, 12/31/27, wts.	United States	6,916	8,230
a	CF Acquisition Corp. V, A	United States	6,004	59,800
a	CF Acquisition Corp. V, A, 12/31/27, wts.	United States	24,745	24,745
a,b	Churchill Capital Corp. V, A	United States	6,430	63,335
a	Churchill Capital Corp. VI	United States	1,080	10,886
a,b	Churchill Capital Corp. VII	United States	9,560	95,701
a	Clarim Acquisition Corp., A	United States	50,724	497,095
a	Clarim Acquisition Corp., A, 12/31/27, wts.	United States	16,908	11,329
a	Climate Real Impact Solutions II Acquisition Corp., A	United States	563	5,574
a	Climate Real Impact Solutions II Acquisition Corp., A, 12/31/27, wts.	United States	112	123
a,b	Colicity Inc.	United States	37,960	379,600
a	Colicity Inc., A, 12/31/27, wts.	United States	34	36
a	Colonnade Acquisition Corp. II, 12/31/27, wts.	United States	13,654	10,657
a,b	Concord Acquisition Corp. II	United States	79,080	799,499
a	Concord Acquisition Corp. III	United States	9,774	99,695
a,b	Conyers Park III Acquisition Corp., A	United States	18,746	183,711
a	Conyers Park III Acquisition Corp., A, 8/12/28, wts.	United States	2,812	3,726
a	Corner Growth Acquisition Corp.	United States	17,211	175,036
a	Corner Growth Acquisition Corp., 12/31/27, wts.	United States	7,606	6,845
a	Corner Growth Acquisition Corp., A	United States	22,818	223,616
a	Corsair Partnering Corp.	United States	3,898	38,961
a	Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	10,264
a,b	Crucible Acquisition Corp.	United States	4,437	44,521
a	Crystal Peak Acquisition	Netherlands	6,767	66,418
a	Crystal Peak Acquisition, 6/22/26, wts.	Netherlands	2,725	—
a,b,f	Decarbonization Plus Acquisition Corp. II, A	United States	16,370	165,010
a	Decarbonization Plus Acquisition Corp. II, A, 10/2/25, wts.	United States	7,390	15,149
a	Decarbonization Plus Acquisition Corp. III, A, 12/08/26, wts.	United States	10,297	43,041
a	Decarbonization Plus Acquisition Corp. IV, A, 12/31/28, wts.	United States	5,594	5,986
a	DHC Acquisition Corp., A	United States	6,265	61,209
a	DHC Acquisition Corp., A, 12/31/27, wts.	United States	2,088	1,587
a	Disruptive Acquisition Corp. I	United States	6,844	68,200
a,f	Dragoneer Growth Opportunities Corp. II, A	United States	12,994	129,550
a	Dragoneer Growth Opportunities Corp. III, A	United States	26,406	263,532
a	ECP Environmental Growth Opportunities Corp.	United States	5,532	56,343
a	ECP Environmental Growth Opportunities Corp., A	United States	5,180	51,437
a	ECP Environmental Growth Opportunities Corp., A, 2/11/28, wts.	United States	1,757	1,845
a	EJF Acquisition Corp.	United States	63,265	630,119
a	EJF Acquisition Corp., 2/28/27, wts.	United States	6,521	10,564
a	Elliott Opportunity II Corp.	United States	36,158	374,959
a	Elliott Opportunity II Corp., A	United States	24,718	243,472
a	Energy Transition Partners BV	Netherlands	3,372	37,458
a	Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	612
a	Enterprise 4.0 Technology Acquisition Corp.	United States	16,406	166,111
a	ESM Acquisition Corp.	United States	8,367	83,293
a	European Biotech Acquisition Corp.	Netherlands	1,230	12,214
a	Far Peak Acquisition Corp.	United States	25,821	264,923

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Far Peak Acquisition Corp., 12/7/25, wts.	United States	3,156	$9,468
a,b	Fast Acquisition Corp. II	United States	14,427	144,775
a	Fifth Wall Acquisition Corp. III	United States	5,283	52,249
a	Figure Acquisition Corp. I, A	United States	1,393	13,763
a	Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	1,176	1,423
a,b	Fintech Acquisition Corp. VI	United States	39,608	409,151
a	Fintech Evolution Acquisition Group	United States	17,597	175,970
a,f	First Reserve Sustainable Growth Corp., A	United States	32,362	321,031
a	First Reserve Sustainable Growth Corp., A, 12/31/27, wts.	United States	8,090	10,274
a	Focus Impact Acquisition Corp.	United States	13,236	133,551
a	Foresight Acquisition Corp., A, 11/19/26, wts.	United States	1,814	2,231
a	Fortress Capital Acquisition Corp., 12/31/27, wts.	United States	12,102	10,892
a	Fortress Capital Acquisition Corp., A	United States	9,805	96,187
a,b	Fortress Value Acquisition Corp. III, A	United States	10,335	101,386
a	Fortress Value Acquisition Corp. III, A, 12/31/27, wts.	United States	3,261	3,327
a,b	Fortress Value Acquisition Corp. IV	United States	8,256	82,147
a	Fortress Value Acquisition Corp. IV, A, 3/18/28, wts.	United States	9,655	9,445
a	Forum Merger IV Corp.	United States	2,892	29,108
a	Forum Merger IV Corp., A	United States	5,283	51,721
a	Forum Merger IV Corp., A, 12/31/27, wts.	United States	2,568	3,210
a	Freedom Acquisition I Corp., A	United States	1,955	19,061
a	FTAC Athena Acquisition Corp., A	United States	28,460	283,177
a	FTAC Athena Acquisition Corp., A, 3/1/26, wts.	United States	15,965	21,553
a	FTAC Hera Acquisition Corp., 12/31/27, wts.	United States	8,945	9,303
a	FTAC Hera Acquisition Corp., A	United States	41,936	411,812
a,b	FTAC Parnassus Acquisition Corp., A	United States	49,016	482,808
a	FTAC Parnassus Acquisition Corp., A, 3/10/26, wts.	United States	12,254	14,153
a	FTAC Zeus Acquisition Corp.	United States	6,342	63,801
a,b	Fusion Acquisition Corp. II	United States	12,633	126,835
a	Fusion Acquisition Corp. II, A	United States	3,259	31,775
a	Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	1,086	820
a	G Squared Ascend I Inc.	United States	5,572	55,386
a	G Squared Ascend I Inc., A, 12/31/27, wts.	United States	3,753	4,841
a	Glenfarne Merger Corp.	United States	1,231	12,267
a	Global Partner Acquisition Corp II, 12/31/27, wts.	United States	2,950	2,744
a	Global Partner Acquisition Corp. II, A	United States	17,700	172,664
a	Gores Holdings VII Inc.	United States	38,284	386,285
a	Gores Holdings VII Inc., A	United States	3,841	37,834
a,b	Gores Holdings VIII Inc.	United States	8,934	90,234
a	Gores Holdings VIII Inc., A	United States	1,583	15,814
a	Group Nine Acquisition Corp., A	United States	22,173	215,522
a	Group Nine Acquisition Corp., A, 1/14/26, wts.	United States	7,391	5,011
a,b	Healthcare Services Acquisition Corp., A	United States	3,074	30,064
a	Healthcare Services Acquisition Corp., A, 12/31/27, wts.	United States	4,019	2,755
a	HealthCor Catalio Acquisition Corp., A	United States	4,875	48,653
a	Innovative International Acquisition Corp.	United States	13,172	133,037
a	Investindustrial Acquisition Corp., 10/30/27, wts.	United States	2,150	4,085
a	ION Acquisition Corp. II Ltd., 12/31/27, wts.	Israel	956	1,315
a	ION Acquisition Corp. II Ltd., A	Israel	555	4,412
a	ION Acquisition Corp. III Ltd., A	Israel	11,154	109,030
a	Isos Acquisition Corp., 3/1/26, wts.	United States	4,326	7,268
a	Ivanhoe Capital Acquisition Corp., A, 12/31/27, wts.	United States	8,067	23,959
a	Jack Creek Investment Corp., 12/31/27, wts.	United States	5,880	3,763
a	Jaws Hurricane Acquisition Corp., A, 2/23/23, wts.	United States	3,747	3,972
a	Jaws Juggernaut Acquisition Corp., A	United States	6,381	62,853

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Jaws Juggernaut Acquisition Corp., A, 2/12/26, wts.	United States	4,284	$4,584
a	Jaws Mustang Acquisition Corp.	United States	6,135	62,148
a	Jaws Mustang Acquisition Corp., 1/30/27, wts.	United States	6,663	8,262
a	Jaws Mustang Acquisition Corp., A	United States	7,860	77,342
a	Joff Fintech Acquisition Corp., A	United States	5,277	51,504
a	Joff Fintech Acquisition Corp., A, 12/31/27, wts.	United States	1,759	1,407
a	Kairos Acquisition Corp., 12/31/27, wts.	Cayman Islands	4,433	2,784
a,b	Khosla Ventures Acquisition Co., A	United States	27,304	269,217
a,b	Khosla Ventures Acquisition Co. III, A	United States	19,619	194,816
a,b	KKR Acquisition Holdings I Corp.	United States	10,052	100,621
a	L Catterton Asia Acquisition Corp.	Singapore	2,279	22,950
a	L&F Acquisition Corp., A, 5/23/27, wts.	Cayman Islands	6,615	5,156
a	Lakestar SPAC I SE, 12/31/25, wts.	Luxembourg	716	731
a	Lazard Growth Acquisition Corp. I	United States	6,383	63,105
a	Lazard Growth Acquisition Corp. I, 12/31/27, wts.	United States	2,101	1,744
a	LDH Growth Corp. I	United States	615	6,119
a	Lead Edge Growth Opportunities Ltd.	United States	4,701	46,681
a	Learn CW Investment Corp.	United States	19,726	199,233
a	Legato Merger Corp. II	United States	3,958	39,778
a	Lerer Hippeau Acquisition Corp., A	United States	20,644	201,899
a	LF Capital Acquisition Corp. II	United States	13,246	133,785
a	Live Oak Crestview Climate Acquisition Corp., A, 3/12/26, wts.	United States	452	773
a	Live Oak Mobility Acquisition Corp., A	United States	3,947	38,641
a	Live Oak Mobility Acquisition Corp., A, 3/4/28, wts.	United States	6,090	7,309
a,b	Longview Acquisition Corp. II, A	United States	14,811	146,925
a	Longview Acquisition Corp. II, A, 5/10/26, wts.	United States	12,250	14,088
a	M3-Brigade Acquisition II Corp., A, 12/31/27, wts.	United States	7,608	9,890
a	Marlin Technology Corp., 3/5/26, wts.	United States	3,305	2,644
a	Marlin Technology Corp., A	United States	9,915	96,870
a	MDH Acquisition Corp., A	United States	4,587	45,320
a	MDH Acquisition Corp., A, 2/2/28, wts.	United States	2,293	1,422
a	Motive Capital Corp., 12/9/25, wts.	United States	18,590	25,840
a	Motive Capital Corp., A	United States	17,457	173,173
a	The Music Acquisition Corp., A	United States	5,363	52,397
a	The Music Acquisition Corp., A, 2/5/28, wts.	United States	2,681	1,796
a	NextGen Acquisition Corp. II, A, 3/31/27, wts.	United States	3,287	7,889
a	Nightdragon Acquisition Corp.	United States	21,996	220,400
a	Nightdragon Acquisition Corp., A	United States	1,253	12,298
a	North Atlantic Acquisition Corp., 10/20/25, wts.	United States	2,165	1,797
a	North Atlantic Acquisition Corp., A	United States	6,495	63,521
a	Oaktree Acquisition Corp. II, 9/15/27, wts.	United States	12,899	15,350
a	Oaktree Acquisition Corp. II, A	United States	17,512	173,544
a	Obotech Acquisition SE, A	Luxembourg	4,205	46,497
a	Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	1,112
a	Orion Biotech Opportunities Corp.	United States	16,960	168,498
a	Pathfinder Acquisition Corp., 12/31/27, wts.	United States	7,163	7,665
a	Pathfinder Acquisition Corp., A	United States	39,072	387,985
a	Pegasus Acquisition Co. Europe BV	Netherlands	118,076	1,325,704
a	Pegasus Acquisition Co. Europe BV, A	Netherlands	1,736	19,373
a	Pegasus Acquisition Co. Europe BV, A, 4/27/26, wts.	Netherlands	579	821
a	Pegasus Digital Mobility Acquisition Corp.	Cayman Islands	5,616	56,441
a	Peridot Acquisition Corp. II	United States	2,506	25,073
a,b	Periphas Capital Partnering Corp., A	United States	10,736	264,857
a	Pershing Square Tontine Holdings Ltd., A	United States	5,107	102,957
a	Pioneer Merger Corp., A	United States	2,043	20,307

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Pioneer Merger Corp., A, 12/31/27, wts.	United States	16,710	$20,219
a	PMV Consumer Acquisition Corp., A, 8/31/27, wts.	United States	2,466	1,874
a	Poema Global Holdings Corp., 12/31/27, wts.	United States	4,433	7,979
a	Poema Global Holdings Corp., A	United States	8,866	88,483
a	Pontem Corp., 12/31/27, wts.	United States	5,482	4,284
a	Pontem Corp., A	United States	16,446	161,171
a	Population Health Investment Co. Inc., A	United States	1,144	11,200
a,b	Post Holdings Partnering Corp., A	United States	12,717	124,037
a	Post Holdings Partnering Corp., A, 2/9/23, wts.	United States	12,973	13,753
a	Power & Digital Infrastructure Acquisition Corp., A	United States	4,426	56,564
a	Power & Digital Infrastructure Acquisition Corp., A, 2/12/28, wts.	United States	1,383	6,085
a	Powered Brands, A	United States	3,648	35,604
a	Primavera Capital Acquisition Corp., 1/19/26, wts.	Hong Kong	1,524	1,509
a	Primavera Capital Acquisition Corp., A	Hong Kong	3,048	29,718
a	PWP Forward Acquisition Corp. I	United States	6,157	60,954
a	PWP Forward Acquisition Corp. I, A, 3/9/26, wts.	United States	2,959	2,471
a	RCF Acquisition Corp.	United States	12,616	127,295
a	RedBall Acquisition Corp.	United States	8,172	81,883
a	Rice Acquisition Corp. II	United States	13,176	142,037
a	Rigel Resource Acquisition Corp.	United States	8,142	82,397
a	RMG Acquisition Corp. III	United States	2,786	27,721
a	RMG Acquisition Corp. III, 12/31/27, wts.	United States	4,311	3,966
a	RMG Acquisition Corp. III, A	United States	21,555	211,023
a	Rosecliff Acquisition Corp. I, A	United States	59,628	589,721
a	Rosecliff Acquisition Corp. I, A, 12/31/27, wts.	United States	29,338	27,871
a,b	RXR Acquisition Corp.	United States	9,640	95,629
a	Sarissa Capital Acquisition Corp., A	United States	13,243	130,179
a,b	Science Strategic Acquisition Corp. Alpha	United States	5,442	54,502
a	ScION Tech Growth I, 11/1/25, wts.	United Kingdom	1,102	826
a	ScION Tech Growth I, A	United Kingdom	3,306	32,333
a	ScION Tech Growth II	United Kingdom	2,073	20,709
a	SCP & Co. Healthcare Acquisition Co., A, 1/27/28, wts.	United States	5,434	3,097
a	Silver Crest Acquisition Corp., A	United States	2,931	28,782
a	Silver Crest Acquisition Corp., A, 12/15/25, wts.	United States	1,465	1,040
a	Silverbox Engaged Merger Corp. I, A, 12/31/27, wts.	United States	8,429	13,992
a,b	Simon Property Group Acquisition Holdings Inc.	United States	31,634	316,340
a	Slam Corp.	United States	5,816	57,869
a	Slam Corp., A, 12/31/27, wts.	United States	6,474	5,124
a	Social Capital Hedosophia Holdings Corp., A	United States	17,956	184,408
a,f	Social Capital Hedosophia Holdings Corp. VI, A	United States	39,558	414,172
a	Social Capital Suvretta Holdings Corp. I, A	United States	6,651	66,111
a	Social Capital Suvretta Holdings Corp. II, A	United States	14,142	140,713
a	Social Capital Suvretta Holdings Corp. III, A	United States	27,104	267,516
a	Social Capital Suvretta Holdings Corp. IV, A	United States	27,104	267,788
a	Social Leverage Acquisition Corp. I	United States	13,866	138,521
a,b	Social Leverage Acquisition Corp. I, A	United States	3,470	33,867
a,b	Spartan Acquisition Corp. III, A	United States	32,665	324,363
a	Spartan Acquisition Corp. III, A, 2/4/26, wts.	United States	13,124	20,080
a	Spindletop Health Acquisition Corp.	United States	11,406	114,972
a	StoneBridge Acquisition Corp.	United States	3,244	33,137
a	Supernova Partners Acquisition Co. II Ltd., A	United States	3,756	40,565
a	Supernova Partners Acquisition Co. II Ltd., A, 12/31/27, wts.	United States	1,482	4,313
a	Supernova Partners Acquisition Co. III Ltd., A	United States	8,623	85,799
a	Supernova Partners Acquisition Co. III Ltd., A, 3/31/27, wts.	United States	6,587	6,458
a	Sustainable Development Acquisition I Corp.	United States	8,363	84,257

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a,f	SVF Investment Corp., A	United States	16,643	$167,595
a	SVF Investment Corp. 2, A	United States	10,063	100,429
a	SVF Investment Corp. 3, A	United States	40,808	408,080
a	Tailwind Acquisition Corp., A, 9/7/27, wts.	United States	11,194	7,108
a	TB SA Acquisition Corp.	Cayman Islands	22,005	219,170
a	TCV Acquisition Corp., A	United States	1,698	16,895
a	TCW Special Purpose Acquisition Corp., A	United States	6,265	61,146
a	TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	2,088	1,587
a	Tekkorp Digital Acquisition Corp., 9/29/27, wts.	United States	1,328	1,135
a	Thimble Point Acquisition Corp., A, 11/19/26, wts.	United States	18,602	22,322
a	TLG Acquisition One Corp., A	United States	9,876	96,587
a	TLG Acquisition One Corp., A, 1/25/28, wts.	United States	3,292	2,140
a	TPG Pace Beneficial II Corp., A	United States	17,023	170,230
a	TPG Pace Solutions Corp.	United States	912	9,029
a	Trebia Acquisition Corp., A, 12/31/25, wts.	Cayman Islands	21,418	31,484
a	Twin Ridge Capital Acquisition Corp., A	United States	7,511	73,157
a	Twin Ridge Capital Acquisition Corp., A, 3/7/28, wts.	United States	2,503	1,877
a	two, A	United States	9,851	96,737
a	USHG Acquisition Corp., A	United States	28,448	295,006
a	USHG Acquisition Corp., A, 12/31/28, wts.	United States	12,571	25,771
a	Vahanna Tech Edge Acquisition I Corp.	United States	7,916	79,714
a	Valor Latitude Acquisition Corp.	United States	16,723	165,892
a	Vector Acquisition Corp. II, A	United States	8,707	85,764
a	Velocity Acquisition Corp., A	United States	6,445	62,903
a	Virgin Group Acquisition Corp. II	United States	10,835	108,350
a	Virgin Group Acquisition Corp. II, A, 3/13/26, wts.	United States	9,762	10,543
a	Viveon Health Acquisition Corp., 12/31/27, wts.	United States	45,618	12,089
a	VMG Consumer Acquisition Corp.	United States	2,210	22,409
a	VPC Impact Acquisition Holdings II Inc., A	United States	6,544	64,655
a,b	VPC Impact Acquisition Holdings III Inc., A	United States	10,252	102,520
a	VPC Impact Acquisition Holdings III Inc., A, 12/31/27, wts.	United States	4,604	7,186
a	Vy Global Growth	Cayman Islands	13,775	135,822
a	Waldencast Acquisition Corp.	United States	279	2,879
a	Warburg Pincus Capital Corp. I-A, 12/31/27, wts.	Cayman Islands	249	237
a	Warburg Pincus Capital Corp. I-B, 2/17/22, wts.	Cayman Islands	3,090	3,059
a	Wejo Group Ltd., 11/18/26, wts.	United States	22,480	26,751
a	Zimmer Energy Transition Acquisition Corp.	United States	7,144	71,833

				25,671,332

	Diversified Telecommunication Services 0.0%†
a	BT Group PLC, A	United Kingdom	90,814	191,172
	Verizon Communications Inc.	United States	1,263	63,491

				254,663

	Electric Utilities 2.1%
	Ausnet Services Ltd.	Australia	1,571,963	2,839,172
	Duke Energy Corp.	United States	2,117	205,370
	Edison International	United States	27,210	1,776,269
a	Energy Harbor Corp.	United States	76,664	3,756,536
	Exelon Corp.	United States	260,267	13,723,879
b	FirstEnergy Corp.	United States	32,457	1,222,331
a	PG&E Corp.	United States	404,146	4,801,254
	The Southern Co.	United States	947	57,862
e	Spark Infrastructure Group	Australia	1,242,526	2,451,270

				30,833,943

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment 0.8%
a	Array Technologies Inc.	United States	47,179	$849,930
a	Ballard Power Systems Inc.	Canada	12,264	185,922
a	Chargepoint Holdings Inc.	United States	29,912	763,354
a	Enovix Corp.	United States	92,698	3,244,430
a	Fluence Energy Inc., A	United States	67,662	2,144,209
a	Fuelcell Energy Inc.	United States	99,794	866,212
a	Generac Holdings Inc.	United States	3,138	1,321,851
a	Plug Power Inc.	United States	52,515	2,092,723
a	Stem Inc.	United States	1,209	25,655
a	Sunrun Inc.	United States	2,717	125,090

				11,619,376

	Electronic Equipment, Instruments & Components 0.3%
a	Coherent Inc.	United States	3,675	951,568
a	Hollysys Automation Technologies Ltd.	China	63,729	985,250
a,f	II-VI Inc.	United States	12,423	776,810
a	Rogers Corp.	United States	3,428	934,542

				3,648,170

	Entertainment 0.3%
	Activision Blizzard Inc.	United States	855	50,103
a	Bilibili Inc., Z	China	246	16,183
a	Roblox Corp., A	United States	16,178	2,040,046
a	SciPlay Corp., A	United States	117,660	1,889,620

				3,995,952

	Equity Real Estate Investment Trusts (REITs) 0.2%
	American Tower Corp.	United States	245	64,308
a	Braemar Hotels & Resorts Inc.	United States	47	205
	Crown Castle International Corp.	United States	376	68,301
	Cyrusone Inc.	United States	25,704	2,288,170
	Public Storage	United States	203	66,458
	VICI Properties Inc.	United States	31,567	858,622

				3,346,064

	Food & Staples Retailing 0.5%
b	Costco Wholesale Corp.	United States	13,506	7,284,866
	Walmart Inc.	United States	747	105,051

				7,389,917

	Food Products 0.5%
a	Benson Hill Inc., 12/24/25, wts.	United States	18,066	23,305
	Nestle SA	Switzerland	36,068	4,622,900
a	Pilgrim’s Pride Corp.	United States	74,041	2,079,071
	Tyson Foods Inc., A	United States	795	62,773

				6,788,049

	Gas Utilities 0.1%
	Hong Kong & China Gas Co. Ltd.	Hong Kong	565,396	842,772

	Health Care Equipment & Supplies 1.2%
c	Abbott Laboratories	United States	558	70,180
a	Align Technology Inc.	United States	2,836	1,734,299
a	Alphatec Holdings Inc.	United States	123	1,365
a	Axonics Inc.	United States	6,496	353,447
a	Biolife Solutions Inc.	United States	6,964	265,746
	CONMED Corp.	United States	2,996	393,854

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care Equipment & Supplies (continued)
a,f	Cryoport Inc.	United States	4,634	$307,883
a,b	DexCom Inc.	United States	3,392	1,908,305
	Hill-Rom Holdings Inc.	United States	26,470	4,116,085
a	Hologic Inc.	United States	12,469	931,808
a	Inari Medical Inc.	United States	3,951	326,116
a	Intuitive Surgical Inc.	United States	3,300	1,070,322
a	LivaNova PLC	United States	7,807	625,809
a	Nevro Corp.	United States	3,527	307,131
a	NuVasive Inc.	United States	8,385	402,983
a,f	Outset Medical Inc.	United States	11,122	527,183
a	Shockwave Medical Inc.	United States	4,760	857,943
a,f	Sight Sciences Inc.	United States	872	18,269
	Stryker Corp.	United States	5,570	1,318,029
a	Tandem Diabetes Care Inc.	United States	5,353	687,968
	Zimmer Biomet Holdings Inc.	United States	6,347	759,101

				16,983,826

	Health Care Providers & Services 1.3%
a	Agilon Health Inc.	United States	14,632	321,904
	CVS Health Corp.	United States	42,359	3,772,493
a	Guardant Health Inc.	United States	3,669	385,685
	Humana Inc.	United States	10,122	4,248,305
a	New Frontier Health Corp.	Hong Kong	129,738	1,416,739
	UnitedHealth Group Inc.	United States	19,651	8,729,367

				18,874,493

	Health Care Technology 0.1%
a	Definitive Healthcare Corp., A	United States	2,062	60,437
a	Phreesia Inc.	United States	12,944	746,610

				807,047

	Hotels, Restaurants & Leisure 0.7%
a	Airbnb Inc., A	United States	10,016	1,728,160
a	Carnival Corp.	United States	1,409	24,827
a	Chipotle Mexican Grill Inc., A	United States	2,107	3,462,665
a	Crown Resorts Ltd.	Australia	150,382	1,175,031
	Domino’s Pizza Inc.	United States	5,812	3,046,302
a	Entain PLC	United Kingdom	15,241	338,763
f	International Game Technology PLC	United States	4,042	109,215
	McDonald’s Corp.	United States	832	203,507
a	Norwegian Cruise Line Holdings Ltd.	United States	1,314	25,636
a	Royal Caribbean Cruises Ltd.	United States	896	62,559
	Starbucks Corp.	United States	1,624	178,055
a	Trip.Com Group Ltd.	China	574	15,542
a	Wynn Resorts Ltd.	United States	604	48,930
	Yum China Holdings Inc.	China	306	15,331

				10,434,523

	Household Durables 0.1%
	Panasonic Corp.	Japan	67,700	738,101
a	Skyline Champion Corp.	United States	13,011	1,018,111

				1,756,212

	Household Products 0.0%†
	The Procter & Gamble Co.	United States	1,827	264,148

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Independent Power & Renewable Electricity Producers 1.0%
	The AES Corp.	United States	290,602	$6,794,275
	Clearway Energy Inc., C	United States	32,188	1,201,256
	NextEra Energy Partners LP	United States	35,922	3,055,166
a	Sunnova Energy International Inc.	United States	51,145	1,890,830
	Vistra Corp.	United States	36,844	732,459

				13,673,986

	Industrial Conglomerates 0.0%
	Smiths Group PLC	United Kingdom	17,888	341,646
	Toshiba Corp.	Japan	9,747	389,042

				730,688

	Insurance 0.8%
a	Athene Holding Ltd., A	United States	72,778	5,961,974
	Fidelity National Financial Inc.	United States	1,367	66,860
c	MetLife Inc.	United States	1,005	58,953
	Old Republic International Corp.	United States	2,684	64,309
a	Societa Cattolica DI Assicurazione SpA	Italy	84,879	515,477
a	Trupanion Inc.	United States	16,806	2,072,516
a	Willis Towers Watson PLC	United States	14,132	3,191,571

				11,931,660

	Interactive Media & Services 1.4%
a,b	Alphabet Inc., A	United States	2,254	6,396,739
a	Alphabet Inc., C	United States	731	2,082,648
a	CarGurus Inc., A	United States	34,729	1,302,338
a,d	Kuaishou Technology, B, 144A	China	1,600	17,370
a	Match Group Inc.	United States	9,525	1,238,155
a,b	Meta Platforms Inc., A	United States	16,178	5,249,113
a	Snap Inc., A	United States	16,939	806,466
	Tencent Holdings Ltd.	China	56,672	3,305,059

				20,397,888

	Internet & Direct Marketing Retail 0.9%
a,b	Alibaba Group Holding Ltd., ADR	China	23,106	2,853,554
a	Amazon.com Inc.	United States	1,547	5,425,438
a	Booking Holdings Inc.	United States	50	105,092
a,d	Deliveroo PLC, A, 144A	United Kingdom	144,586	575,144
b	eBay Inc.	United States	38,325	2,585,404
a	JD.Com Inc., A	China	459	19,383
a,d	Meituan, B, 144A	China	500	15,197
a	MercadoLibre Inc.	Argentina	107	127,160
a	Pinduoduo Inc., ADR	China	191	12,701
a	THG PLC, B	United Kingdom	51,299	120,622
a	Zooplus AG	Germany	867	474,021

				12,313,716

	IT Services 1.8%
c	Accenture PLC, A	United States	194	69,336
a	Afterpay Ltd.	Australia	17,086	1,308,458
a	FleetCor Technologies Inc.	United States	2,464	510,368
	Genpact Ltd.	United States	48,101	2,321,835
	Global Payments Inc.	United States	28,349	3,374,665
	MasterCard Inc., A	United States	19,120	6,021,271
a,f	MongoDB Inc., A	United States	4,583	2,282,792
a,d	Nuvei Corp., 144A	Canada	14,951	1,473,571

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services (continued)
a,b	PayPal Holdings Inc.	United States	16,147	$2,985,418
a,f	Repay Holdings Corp., A	United States	15,666	256,296
a	Shopify Inc., A	Canada	1,298	1,975,283
a	Twilio Inc., A	United States	8,778	2,511,825
f	Visa Inc., A	United States	731	141,646

				25,232,764

	Leisure Products 0.1%
a,b,c	Callaway Golf Co.	United States	55,500	1,496,280

	Life Sciences Tools & Services 2.3%
a	10x Genomics Inc., A	United States	2,345	358,339
a	Avantor Inc.	United States	18,358	724,774
a,b	BIO-RAD Laboratories Inc., A	United States	451	339,693
	Danaher Corp., W	United States	27,513	8,849,281
	Eurofins Scientific SE	Luxembourg	26,856	3,435,667
	Gerresheimer AG	Germany	9,835	902,186
a	IQVIA Holdings Inc.	United States	5,100	1,321,563
	Lonza Group AG	Switzerland	484	390,272
a	Mettler-Toledo International Inc.	United States	5,046	7,640,300
a,f	Olink Holding AB, ADR	Sweden	3,494	73,234
a,d	Polypeptide Group AG, 144A	United States	2,088	283,122
a	QIAGEN NV	United States	5,448	300,348
a	Rapid Micro Biosystems Inc., A	United States	2,803	34,533
a	Repligen Corp.	United States	2,054	588,471
	Sartorius Stedim Biotech	France	4,133	2,440,010
	Thermo Fisher Scientific Inc.	United States	8,125	5,141,744
a,d	Wuxi Biologics Cayman Inc., 144A	China	1,000	13,490

				32,837,027

	Machinery 0.4%
a	Berkshire Grey Inc., 7/21/26, wts.	United States	23,782	29,489
	Caterpillar Inc.	United States	296	57,231
a	CNH Industrial NV	United Kingdom	15,619	255,527
	Cummins Inc.	United States	261	54,745
	Deere & Co.	United States	8,105	2,800,602
	Fanuc Corp.	Japan	4,007	785,542
a	Kornit Digital Ltd.	Israel	4,423	685,167
a	Markforged Holding Corp., A, 7/14/26, wts.	United States	7,162	8,809
a,f	Nikola Corp.	United States	6,863	70,140
	Otis Worldwide Corp.	United States	792	63,677
b,c	SPX Flow Inc.	United States	7,898	659,562
a	Velo3d Inc., 12/1/25, wts.	United States	20,455	60,342

				5,530,833

	Media 0.4%
a,b	Altice USA Inc., A	United States	49,796	788,769
a,f	Cardlytics Inc.	United States	11,618	785,144
	Comcast Corp., A	United States	1,147	57,327
c	Fox Corp.	United States	1,639	58,529
	The Interpublic Group of Cos. Inc.	United States	1,727	57,319
a	ITV PLC	United Kingdom	293,248	430,871
c	Nexstar Media Group Inc., A	United States	172	25,714
	Shaw Communications Inc., B	Canada	135,622	3,928,149
	Stroeer SE & Co. KGaA	Germany	1,613	124,484
	Tegna Inc.	United States	2,608	51,508

				6,307,814

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Metals & Mining 0.1%
a	Hitachi Metals Ltd.	Japan	49,017	$910,060
	Newmont Corp.	United States	1,110	60,961
	Nucor Corp.	United States	641	68,113
a	ThyssenKrupp AG	Germany	31,533	345,751

				1,384,885

	Multiline Retail 0.3%
b	Kohl’s Corp.	United States	17,744	909,025
c	Target Corp.	United States	15,448	3,766,840

				4,675,865

	Multi-Utilities 0.3%
	Consolidated Edison Inc.	United States	54,242	4,211,349

	Oil, Gas & Consumable Fuels 0.1%
a,f	Battalion Oil Corp.	United States	3,790	43,395
	California Resources Corp.	United States	5,609	219,144
	Chevron Corp.	United States	602	67,948
c	ConocoPhillips	United States	895	62,766
c	EOG Resources Inc.	United States	738	64,206
	Gazprom PJSC, ADR	Russia	51,831	463,887
c	Marathon Petroleum Corp.	United States	154	9,371
c	MPLX LP	United States	1,736	50,882
a	Ranger Oil Corp., A	United States	280	7,538
a	Whiting Petroleum Corp.	United States	419	27,105

				1,016,242

	Personal Products 0.2%
	The Estee Lauder Cos. Inc., A	United States	406	134,820
a	Unilever PLC	United Kingdom	44,866	2,310,821

				2,445,641

	Pharmaceuticals 1.1%
a	Arvinas Inc.	United States	3,611	273,028
a	Bausch Health Cos. Inc.	United States	15,079	359,484
	Bristol-Myers Squibb Co.	United States	32,174	1,725,492
a	Catalent Inc.	United States	2,601	334,645
c	Eli Lilly & Co., W	United States	18,363	4,554,758
	Hikma Pharmaceuticals PLC	Jordan	19,075	560,681
a	Horizon Therapeutics PLC	United States	7,479	776,021
	Johnson & Johnson	United States	1,588	247,617
c	Merck & Co. Inc.	United States	830	62,175
	Novo Nordisk AS, ADR	Denmark	12,001	1,282,067
	Pfizer Inc.	United States	1,565	84,087
a,f	Revance Therapeutics Inc.	United States	19,987	273,422
	Roche Holding AG	Switzerland	13,876	5,417,334

				15,950,811

	Professional Services 1.2%
a	51job Inc., ADR	China	9,765	563,440
a	Clarivate PLC	United States	92	2,147
a	IHS Markit Ltd.	United States	50,569	6,463,730
a,d	Intertrust NV, 144A	Netherlands	385,196	8,911,720
	SGS SA	Switzerland	208	627,489

				16,568,526

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Road & Rail 2.1%
f	Canadian Pacific Railway Ltd.	Canada	45,054	$3,155,132
	CSX Corp.	United States	36,628	1,269,526
a,b	Hertz Global Holdings Inc.	United States	136,656	3,160,170
	Kansas City Southern	United States	44,952	13,074,289
a	Tusimple Holdings Inc., A	United States	24,047	961,640
a	Uber Technologies Inc.	United States	41,899	1,592,162
b	Union Pacific Corp.	United States	30,099	7,092,528

				30,305,447

	Semiconductors & Semiconductor Equipment 1.9%
a	Advanced Micro Devices Inc.	United States	18,897	2,992,718
	Analog Devices Inc.	United States	52	9,373
c	Applied Materials Inc.	United States	1,234	181,633
	ASML Holding NV, G	Netherlands	3,026	2,395,109
	Azenta Inc.	United States	3,346	378,433
	KLA Corp.	United States	5,531	2,257,367
	LAM Research Corp.	United States	116	78,863
	Marvell Technology Inc.	United States	64,049	4,558,367
	Micron Technology Inc.	United States	26,593	2,233,812
c	NVIDIA Corp.	United States	6,468	2,113,483
	NXP Semiconductors NV	China	348	77,729
	QUALCOMM Inc.	United States	1,374	248,089
a	SolarEdge Technologies Inc.	United States	1,843	604,062
a	Sunpower Corp., A	United States	921	26,387
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	160	18,744
c	Texas Instruments Inc.	United States	13,046	2,509,659
	Xilinx Inc.	United States	26,948	6,156,271

				26,840,099

	Software 4.7%
a	Adobe Inc.	United States	8,892	5,956,306
a	Atlassian Corp. PLC, A	United States	3,736	1,405,931
a	Autodesk Inc.	United States	272	69,140
a	Avalara Inc.	United States	14,659	2,047,569
a	Blackberry Ltd.	Canada	25,332	241,161
a,b,c	Box Inc., A	United States	33,842	792,241
a	Ceridian HCM Holding Inc.	United States	23,060	2,522,764
a	Dynatrace Inc.	United States	62,296	3,915,304
a	Embark Technology Inc., 12/31/27, wts.	United States	1,040	1,477
a	Five9 Inc.	United States	33,702	4,796,806
a	HubSpot Inc.	United States	3,129	2,524,821
a	Informatica Inc., A	United States	12,909	415,541
b	Intuit Inc.	United States	7,596	4,954,871
a	IronSource Ltd.	Israel	12,605	108,151
a	Livevox Holdings Inc., 6/18/26, wts.	United States	23,891	15,051
	McAfee Corp., A	United States	101,969	2,635,899
b,c	Microsoft Corp.	United States	25,687	8,491,865
a	Nextnav Inc., 10/31/27, wts.	United States	8,747	13,120
a,b	Nuance Communications Inc.	United States	157,272	8,727,023
c	Oracle Corp.	United States	711	64,516
a	Palo Alto Networks Inc.	United States	5,804	3,174,440
a	Salesforce.com Inc.	United States	12,570	3,581,947
	SAP SE	Germany	52,910	6,780,454
a	ServiceNow Inc.	United States	3,185	2,062,924
a	Vonage Holdings Corp.	United States	48,259	995,101

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Software (continued)
a	Zix Corp.	United States	54,106	$458,278

				66,752,701

	Specialty Retail 1.6%
b,c	Bath & Body Works Inc.	United States	20,576	1,545,875
a	Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	29,183
a	Enjoy Technology Inc., 12/1/25, wts.	United States	2,085	1,459
a	Five Below Inc.	United States	16,866	3,431,219
a	Floor & Decor Holdings Inc., A	United States	14,115	1,819,565
a	Frasers Group PLC	United Kingdom	180,900	1,640,910
	The Home Depot Inc.	United States	20,256	8,114,756
	Lowe’s Cos. Inc.	United States	116	28,372
	Ross Stores Inc.	United States	605	65,999
	The TJX Cos. Inc.	United States	1,028	71,343
	Tractor Supply Co.	United States	12,509	2,818,653
a,b	Victoria’s Secret & Co.	United States	5,452	295,935
a,d	Watches of Switzerland Group PLC, 144A	United Kingdom	167,853	2,995,425

				22,858,694

	Technology Hardware, Storage & Peripherals 0.0%†
	Apple Inc.	United States	1,686	278,696
	HP Inc.	United States	2,168	76,487
c	NetApp Inc.	United States	800	71,104
a,d	Xiaomi Corp., B, 144A	China	6,400	15,920

				442,207

	Textiles, Apparel & Luxury Goods 0.6%
	Adidas AG	Germany	15,140	4,378,737
a	Capri Holdings Ltd.	United States	46,992	2,782,866
	LVMH Moet Hennessy Louis Vuitton SE	France	174	135,301
	Nike Inc., B	United States	825	139,623
a,d	Samsonite International SA, 144A	United States	35,674	66,712
b	Tapestry Inc.	United States	43,737	1,754,729

				9,257,968

	Trading Companies & Distributors 0.5%
	Brenntag SE	Germany	42,109	3,606,639
	Herc Holdings Inc.	United States	15,007	2,557,943
	IMCD Group NV	Netherlands	2,228	494,882

				6,659,464

	Transportation Infrastructure 0.3%
a	Atlantia SpA	Italy	75,597	1,380,523
a	Sydney Airport	Australia	436,123	2,568,631

				3,949,154

	Water Utilities 0.1%
	Guangdong Investment Ltd.	China	1,272,652	1,694,041

	Wireless Telecommunication Services 0.1%
a	T-Mobile USA Inc.	United States	5,665	616,408
b	Vodafone Group PLC, ADR	United Kingdom	49,788	730,888

				1,347,296

	Total Common Stocks and Other Equity Interests (Cost $442,042,167)			597,412,680

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Exchange Traded Funds (Cost $613,561) 0.1%
	Vaneck Oil Services ETF	United States	3,165	$564,509

	Convertible Preferred Stocks 0.1%
	Banks 0.1%
	Bank of America Corp., 7.25%, cvt. pfd., L	United States	206	292,108
	Wells Fargo & Co., 7.50%, cvt. pfd., L	United States	268	392,893

				685,001

	Diversified Telecommunication Services 0.0%†
d	2020 Cash Mandatory Exchangeable Trust, 5.25%, cvt. pfd., 144A	United States	250	249,320

	Food Products 0.0%†
	Bunge Ltd., 4.875%, cvt. pfd.	United States	1,270	154,788

	Gas Utilities 0.0%†
	El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,748

	Health Care Equipment & Supplies 0.0%†
	Boston Scientific Corp., 5.50%, cvt. pfd., A	United States	368	38,640

	Media 0.0%†
	Viacomcbs Inc., 5.75%, cvt. pfd., A	United States	7,640	394,682

	Total Convertible Preferred Stocks (Cost $1,630,588)			1,528,179

	Preferred Stocks 0.0%†
	Diversified Financial Services 0.0%†
a	2MX Organic SA, pfd.	France	3,964	44,542

	Electric Utilities 0.0%†
	SCE Trust VI, 5.00%, pfd.	United States	1,425	35,340

	Professional Services 0.0%†
	Clarivate PLC, 5.25%, pfd.	United Kingdom	2,010	180,317

	Thrifts & Mortgage Finance 0.0%†
	FHLMC, pfd.,
	O, 5.81%	United States	17,150	85,407
	Z, 8.375%	United States	8,177	30,010
	FNMA, pfd.,
	[a] O	United States	16,250	86,125
	S, 8.25%	United States	15,150	59,085

				260,627

	Total Preferred Stocks (Cost $539,053)			520,826

			Principal Amount*
	Convertible Bonds 12.3%
	Aerospace & Defense 0.2%
	Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,430,000	1,439,295
b	Parsons Corp., senior note, 0.25%, 8/15/25	United States	1,160,000	1,144,920

				2,584,215

	Air Freight & Logistics 0.2%
	Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	797,000	829,499
	Atlas Air Worldwide Holdings Inc., senior note,
	2.25%, 6/01/22	United States	1,706,000	2,091,983
	1.875%, 6/01/24	United States	246,000	380,685

				3,302,167

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Airlines 0.2%
d	Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	37,947	EUR	$690,914
d	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,190,000		1,016,101
d,f	Jetblue Airways Corp., senior note, 144A, 0.50%, 4/01/26	United States	446,000		421,916
	Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	320,000		431,000
f	Spirit Airlines Inc., senior note, 1.00%, 5/15/26	United States	697,000		618,936

					3,178,867

	Auto Components 0.1%
	Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,049,000		1,167,668

	Automobiles 0.4%
d	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,233,000		1,562,555
d	Li Auto Inc., senior note, 144A, 0.25%, 5/01/28	China	1,045,000		1,484,423
	NFI Group Inc., 5.00%, 1/15/27	Canada	912,000	CAD	713,922
d	NIO Inc., senior note, 144A, zero cpn., 2/01/26	China	1,612,000		1,434,841

					5,195,741

	Banks 0.3%
	Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	2,536,000		2,452,467
d	JPMorgan Chase Bank NA, senior note, Reg S, zero cpn., 12/28/23	United States	1,200,000		1,195,200

					3,647,667

	Biotechnology 1.0%
d	Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	953,000		1,538,160
	BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	1,633,000		1,701,268
	Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,158,000		1,401,180
d	Dynavax Technologies Corp., 144A, 2.50%, 5/15/26	United States	795,000		1,426,528
	Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	820,000		800,320
	Insmed Inc., senior note, 0.75%, 6/01/28	United States	1,249,000		1,378,584
d,f	Intercept Pharmaceuticals Inc., senior secured note, 144A, 3.50%, 2/15/26	United States	1,213,000		1,361,843
d	Ionis Pharmaceuticals Inc., senior note, 144A, zero cpn., 4/01/26	United States	1,031,000		879,134
	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	745,000		602,053
	Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,093,000		1,120,325
d	Mannkind Corp., senior note, 144A, 2.50%, 3/01/26	United States	1,207,000		1,397,423
d	Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	800,000	EUR	756,668

					14,363,486

	Capital Markets 0.1%
d	SGX Treasury I Pte Ltd., senior note, Reg S, zero cpn., 3/01/24	Singapore	1,200,000	EUR	1,369,080

	Chemicals 0.1%
d	Amyris Inc., senior note, 144A, 1.50%, 11/15/26	United States	1,201,000		1,152,960

	Consumer Finance 0.7%
	Encore Capital Group Inc., senior note,
	3.25%, 3/15/22	United States	2,309,000		2,949,747
	3.25%, 10/01/25	United States	947,000		1,482,647
	EZCORP Inc., senior note, 2.875%, 7/01/24	United States	1,003,000		1,037,478
	PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,672,000		1,836,065
d	SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	624,000		700,284
d	Upstart Holdings Inc., senior note, 144A, 0.25%, 8/15/26	United States	986,000		1,071,763
d	Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	487,569

					9,565,553

	Diversified Consumer Services 0.2%
	Chegg Inc., senior note,
	0.125%, 3/15/25	United States	276,000		265,788
	zero cpn., 9/01/26	United States	2,433,000		2,003,575

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Diversified Consumer Services (continued)
	Stride Inc., senior note, 1.125%, 9/01/27	United States	1,048,000	$1,034,481

				3,303,844

	Diversified Financial Services 0.1%
	Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	1,262,000	1,030,477

	Diversified Telecommunication Services 0.1%
d	Radius Global Infrastructure Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,016,000	1,030,605

	Electrical Equipment 0.0%†
d	Stem Inc., senior note, 144A, 0.50%, 12/01/28	United States	364,000	366,730

	Electronic Equipment, Instruments & Components 0.3%
	OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,614,000	1,648,224
	PAR Technology Corp., senior note, 1.50%, 10/15/27	United States	801,000	801,501
	Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,366,000	1,396,042

				3,845,767

	Energy Equipment & Services 0.1%
f	Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,563,000	1,506,278

	Entertainment 0.3%
	Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	1,123,000	1,571,498
	Live Nation Entertainment Inc., senior note, 2.00%, 2/15/25	United States	370,000	456,950
d	The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	750,000	1,354,688
	Sea Ltd., senior note, 0.25%, 9/15/26	Taiwan	1,190,000	1,166,795
d	Zynga Inc., senior note, 144A, zero cpn., 12/15/26	United States	230,000	210,737

				4,760,668

	Equity Real Estate Investment Trusts (REITs) 0.3%
d	Braemar Hotels & Resorts Inc., senior note, 144A, 4.50%, 6/01/26	United States	485,000	514,110
d	IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	470,000	1,838,875
	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	1,440,000	1,531,440
	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	1,137,000	1,145,124

				5,029,549

	Food & Staples Retailing 0.2%
	The Chefs’ Warehouse Inc., senior note, 1.875%, 12/01/24	United States	2,405,000	2,522,391

	Food Products 0.0%†
d	Beyond Meat Inc., senior note, 144A, zero cpn., 3/15/27	United States	986,000	698,827

	Health Care Equipment & Supplies 0.5%
d	Alphatec Holdings Inc., senior note, 144A, 0.75%, 8/01/26	United States	969,000	926,001
d	Cutera Inc., senior note, 144A, 2.25%, 3/15/26	United States	1,007,000	1,303,199
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	595,000	733,537
	NuVasive Inc., senior note,
	1.00%, 6/01/23	United States	2,056,000	2,041,865
	0.375%, 3/15/25	United States	600,000	566,250
d	SmileDirectClub Inc., senior note, 144A, zero cpn., 2/01/26	United States	1,177,000	501,510
	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	1,165,000	1,814,487

				7,886,849

	Health Care Providers & Services 0.1%
	1life Healthcare Inc., senior note, 3.00%, 6/15/25	United States	985,000	893,514
d	Brookdale Senior Living Inc., senior note, 144A, 2.00%, 10/15/26	United States	253,000	270,356
	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	70,000	72,931
	Petiq Inc., senior note, 4.00%, 6/01/26	United States	678,000	744,472

				1,981,273

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Technology 0.1%
d	Bilibili Inc., senior note, 144A, 0.50%, 12/01/26	China	95,000		$92,910
	Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	105,000		122,522
	Tabula Rasa Healthcare Inc., senior sub. note, 1.75%, 2/15/26	United States	713,000		558,603
	Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	430,000		393,089

					1,167,124

	Hotels, Restaurants & Leisure 0.2%
d	Airbnb Inc., senior note, 144A, zero cpn., 3/15/26	United States	768,000		762,240
d	Draftkings Inc., senior note, 144A, zero cpn., 3/15/28	United States	123,000		95,908
d	Marriott Vacations Worldwide Corp., senior note, 144A, zero cpn., 1/15/26	United States	246,000		270,293
	Penn National Gaming Inc., senior note, 2.75%, 5/15/26	United States	40,000		93,952
	Royal Caribbean Cruises Ltd., senior note, 2.875%, 11/15/23	United States	1,576,000		1,773,157

					2,995,550

	Independent Power & Renewable Electricity Producers 0.1%
d	Sunnova Energy International Inc., senior note, 144A, 0.25%, 12/01/26	United States	1,111,000		1,386,806

	Interactive Media & Services 0.0%†
d	Twitter Inc., senior note, 144A, zero cpn., 3/15/26	United States	130,000		116,168

	Internet & Direct Marketing Retail 0.6%
d	Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	200,000	GBP	236,163
d	Delivery Hero AG, senior note, Reg S, 1.50%, 1/15/28	Saudi Arabia	1,100,000	EUR	1,315,893
d,f	Expedia Group Inc., senior note, 144A, zero cpn., 2/15/26	United States	85,000		91,545
	Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	713,000		721,912
d	Groupon Inc., senior note, 144A, 1.125%, 3/15/26	United States	1,298,000		1,022,175
d	Just Eat Takeaway.Com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	600,000	EUR	589,746
	Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	186,000		166,098
d	Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	919,000		1,012,049
d	The Realreal Inc., senior note, 144A, 1.00%, 3/01/28	United States	339,000		302,524
d	Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	900,000	EUR	969,254
	Wayfair Inc., senior note,
	0.625%, 10/01/25	United States	1,129,000		1,116,016
	1.00%, 8/15/26	United States	325,000		593,612
	Zillow Group Inc., senior note, 1.375%, 9/01/26	United States	25,000		35,906

					8,172,893

	IT Services 0.3%
d	Affirm Holdings Inc., senior note, 144A, zero cpn., 11/15/26	United States	728,000		717,850
f	CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	2,217,000		2,286,281
d	Digitalocean Holdings Inc., senior note, 144A, zero cpn., 12/01/26	United States	297,000		291,617
d	Fastly Inc., senior note, 144A, zero cpn., 3/15/26	United States	1,551,000		1,308,656

					4,604,404

	Leisure Products 0.2%
d	NCL Corp. Ltd., senior note, 144A, 1.125%, 2/15/27	United States	1,873,000		1,725,033
d	Peloton Interactive Inc., senior note, 144A, zero cpn., 2/15/26	United States	695,000		582,062

					2,307,095

	Life Sciences Tools & Services 0.1%
d	Inotiv Inc., senior note, 144A, 3.25%, 10/15/27	United States	790,000		1,083,536

	Machinery 0.2%
f	Fortive Corp., senior note, 0.875%, 2/15/22	United States	1,517,000		1,525,343
d	The Greenbrier Cos. Inc., senior note, 144A, 2.875%, 4/15/28	United States	1,294,000		1,339,290

					2,864,633

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Media 1.1%
	Dish Network Corp.,
	senior bond, 3.375%, 8/15/26	United States	3,035,000		$2,805,105
	[d] senior note, 144A, zero cpn., 12/15/25	United States	80,000		77,400
d	Liberty Broadband Corp., 144A,
	senior bond, 1.25%, 9/30/50	United States	1,934,000		1,926,264
	senior bond, 2.75%, 9/30/50	United States	2,256,000		2,309,991
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	1,326,000		1,014,390
	senior note, 3.75%, 2/15/30	United States	1,784,000		1,371,450
d	Liberty Media Corp., senior bond, 144A,
	2.125%, 3/31/48	United States	1,958,000		2,021,635
	2.75%, 12/01/49	United States	1,720,000		1,782,780
b,d	Magnite Inc., senior note, 144A, 0.25%, 3/15/26	United States	1,813,000		1,420,109
d	Techtarget Inc., senior note, 144A, 0.125%, 12/15/25	United States	867,000		1,286,678

					16,015,802

	Metals & Mining 0.3%
d	Century Aluminum Co., senior note, 144A, 2.75%, 5/01/28	United States	571,000		582,420
d	Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	776,000		1,022,747
d	MP Materials Corp., senior note, 144A, 0.25%, 4/01/26	United States	1,362,000		1,632,782
	Osisko Gold Royalties Ltd., senior note, 4.00%, 12/31/22	Canada	383,000	CAD	306,562
	Pretium Resources Inc., senior sub. note, 2.25%, 3/15/22	Canada	476,000		477,047

					4,021,558

	Mortgage Real Estate Investment Trusts (REITs) 0.8%
	Apollo Commercial Real Estate Finance Inc., senior note, 4.75%, 8/23/22	United States	1,240,000		1,252,227
	Arbor Realty Trust Inc., senior note, 4.75%, 11/01/22	United States	1,861,000		2,041,284
	KKR Real Estate Finance Trust Inc., senior note, 6.125%, 5/15/23	United States	715,000		755,693
	PennyMac Corp., senior note,
	5.50%, 11/01/24	United States	1,840,000		1,841,150
	[d]144A, 5.50%, 3/15/26	United States	1,338,000		1,286,858
	Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	2,286,000		2,356,009
	Starwood Property Trust Inc., senior note, 4.375%, 4/01/23	United States	987,000		1,050,633
	Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	1,070,000		1,091,104

					11,674,958

	Personal Products 0.2%
d	The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	1,120,000		1,240,400
	Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	2,030,000		1,997,012

					3,237,412

	Pharmaceuticals 0.8%
	Aerie Pharmaceuticals Inc., senior note, 1.50%, 10/01/24	United States	713,000		636,798
	Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	1,473,000		1,253,228
d	Avadel Finance Cayman Ltd., senior note, 144A, 4.50%, 2/01/23	United States	1,459,000		1,640,393
d	Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	1,058,000	CAD	795,084
	Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,009,000		956,658
	Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	2,356,000		2,547,425
	Omeros Corp., senior note, 5.25%, 2/15/26	United States	972,000		722,487
b	Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	1,451,000		1,169,869
	Zogenix Inc., senior note, 2.75%, 10/01/27	United States	1,314,000		1,120,448

					10,842,390

	Photography 0.1%
	Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	867,000		908,724

	Professional Services 0.0%†
d	Upwork Inc., senior note, 144A, 0.25%, 8/15/26	United States	476,000		460,027

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Real Estate Management & Development 0.2%
d	Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	1,357,000		$1,449,563
d	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 0.25%, 6/15/26	United States	862,000		823,210
d	Redfin Corp., senior note, 144A, 0.50%, 4/01/27	United States	1,250,000		1,032,500

					3,305,273

	Road & Rail 0.0%†
d	Uber Technologies Inc., senior note, 144A, zero cpn., 12/15/25	United States	125,000		116,625

	Semiconductors & Semiconductor Equipment 0.2%
d	ams AG, senior note, Reg S, 2.125%, 11/03/27	Austria	1,300,000	EUR	1,449,710
d	Camtek Ltd., senior note, 144A, zero cpn., 12/01/26	Israel	237,000		252,287
d	Impinj Inc., senior note, 144A, 1.125%, 5/15/27	United States	279,000		279,142
	Sunpower Corp., senior note, 4.00%, 1/15/23	United States	859,000		1,160,187

					3,141,326

	Software 1.0%
	Alteryx Inc., senior note, 0.50%, 8/01/24	United States	1,297,000		1,234,938
	Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,337,000		1,411,203
d	Bentley Systems Inc., senior note, 144A, 0.375%, 7/01/27	United States	382,000		353,292
d	Blackline Inc., senior note, 144A, zero cpn., 3/15/26	United States	1,250,000		1,206,250
d	Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	888,000	CAD	677,756
b,d	fuboTV Inc., senior note, 144A, 3.25%, 2/15/26	United States	1,257,000		1,087,561
b	i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	842,000		750,825
d	Kaleyra Inc., senior note, 144A, 6.125%, 6/01/26	Italy	696,000		712,602
	Mandiant Inc., senior note, 0.875%, 6/01/24	United States	1,182,000		1,227,064
d	Microstrategy Inc., senior note, 144A, zero cpn., 2/15/27	United States	594,000		479,358
d	Mitek Systems Inc., senior note, 144A, 0.75%, 2/01/26	United States	1,019,000		1,110,408
d	Nutanix Inc., senior note, 144A, 0.25%, 10/01/27	United States	1,146,000		1,086,551
	Palo Alto Networks Inc., senior note, 0.375%, 6/01/25	United States	190,000		354,825
d	Rapid7 Inc., senior note, 144A, 0.25%, 3/15/27	United States	1,100,000		1,471,230
	Splunk Inc., senior note, 1.125%, 6/15/27	United States	1,054,000		1,001,959
d	Veritone Inc., senior note, 144A, 1.75%, 11/15/26	United States	546,000		553,849

					14,719,671

	Specialty Retail 0.3%
d	Dufry One BV, senior note, Reg S, 0.75%, 3/30/26	Switzerland	600,000	CHF	618,385
b	Guess? Inc., senior note, 2.00%, 4/15/24	United States	1,111,000		1,274,178
d	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	981,000		899,813
d	Vroom Inc., senior note, 144A, 0.75%, 7/01/26	United States	1,188,000		818,819

					3,611,195

	Technology Hardware, Storage & Peripherals 0.0%†
	Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	319,000		411,574

	Total Convertible Bonds (Cost $172,266,165)				176,655,406

	Corporate Bonds and Notes 10.8%
	Aerospace & Defense 0.2%
	The Boeing Co.,
	senior bond, 2.25%, 6/15/26	United States	115,000		115,425
	senior bond, 2.95%, 2/01/30	United States	50,000		50,486
	senior bond, 3.375%, 6/15/46	United States	90,000		88,821
	senior bond, 3.625%, 3/01/48	United States	25,000		25,209
	senior bond, 3.90%, 5/01/49	United States	100,000		105,081
	senior bond, 3.75%, 2/01/50	United States	130,000		135,093
	senior bond, 5.805%, 5/01/50	United States	125,000		168,849
	senior bond, 3.825%, 3/01/59	United States	25,000		25,414
	senior bond, 3.95%, 8/01/59	United States	30,000		31,374
	senior note, 2.196%, 2/04/26	United States	435,000		434,338
	senior note, 5.15%, 5/01/30	United States	140,000		162,610

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Aerospace & Defense (continued)
d	Bombardier Inc., senior note, 144A, 7.50%, 12/01/24	Canada	822,000		$853,988
	Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	55,000		56,505
d	Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		277,300
	Spirit Aerosystems Inc.,
	senior bond, 4.60%, 6/15/28	United States	20,000		18,970
	[d] senior secured note, 144A, 5.50%, 1/15/25	United States	376,000		388,051

					2,937,514

	Airlines 0.2%
	American Airlines 2015-2 Class Aa Pass-Through Trust, 3.60%, 9/22/27	United States	1,021,220		1,059,644
	American Airlines 2016-1 Class Aa Pass-Through Trust, AA, 3.575%, 1/15/28	United States	411,411		430,651
d	American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	700,000		624,603
	United Airlines 2020-1 Class B Pass-Through Trust, 4.875%, 1/15/26	United States	44,900		47,120
d	United Airlines Inc., senior secured note, 144A,
	4.375%, 4/15/26	United States	40,000		40,237
	4.625%, 4/15/29	United States	55,000		54,808
	United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	342,590		340,889

					2,597,952

	Auto Components 0.0%†
	Aptiv PLC, senior bond, 3.10%, 12/01/51	United States	470,000		456,811

	Automobiles 0.2%
d	Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	700,000		759,066
	Ford Motor Co., senior bond, 3.25%, 2/12/32	United States	420,000		420,689
	Ford Motor Credit Co. LLC, senior note, 3.625%, 6/17/31	United States	700,000		715,344
	General Motors Co., senior bond,
	5.20%, 4/01/45	United States	30,000		37,106
	5.40%, 4/01/48	United States	140,000		179,793
	[f] 5.95%, 4/01/49	United States	190,000		260,690
	General Motors Financial Co. Inc.,
	[g] junior sub. note, A, 5.75% to 9/30/27, FRN thereafter, Perpetual	United States	100,000		106,975
	[f,g] junior sub. note, B, 6.50% to 3/30/28, FRN thereafter, Perpetual	United States	75,000		84,037
	[f,g] junior sub. note, C, 5.70% to 9/30/30, FRN thereafter, Perpetual	United States	35,000		39,681
	senior note, 1.20%, 10/15/24	United States	85,000		84,804

					2,688,185

	Banks 0.6%
d	Axis Bank Ltd., senior note, Reg S, 3.00%, 8/08/22	India	400,000		404,857
d,h	Banco Hipotecario SA, senior note, 144A, FRN, 38.167%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	13,554
d	Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	7,472
d	Bank of Communications Hong Kong Ltd., sub. bond, Reg S, 2.304% to 7/08/26, FRN thereafter, 7/08/31	Hong Kong	400,000		391,776
	Barclays PLC,
	sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	325,000		334,671
	[g] junior sub. note, 4.375% to 3/15/28, FRN thereafter, Perpetual	United Kingdom	210,000		201,986
d	Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	466,000		485,711
	Citigroup Inc., senior note, 1.281% to 11/3/24, FRN thereafter, 11/03/25	United States	450,000		449,006
	Deutsche Bank AG,
	senior bond, 3.547% to 9/18/30, FRN thereafter, 9/18/31	Germany	150,000		158,451
	sub. bond, 3.729% to 1/14/31, FRN thereafter, 1/14/32	Germany	400,000		408,048
g	HSBC Holdings PLC, junior sub. note, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	1,400,000		1,449,000

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
d	ICICI Bank Ltd., E, senior note, Reg S, 3.25%, 9/09/22	India	600,000	$609,522
d	Indusind Bank Ltd., E, senior note, Reg S, 3.875%, 4/15/22	India	1,200,000	1,204,788
	Keybank NA, senior note, 0.433% to 6/14/23, FRN thereafter, 6/14/24	United States	465,000	462,210
d	Societe Generale SA, sub. bond, 144A, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000	206,743
d	Standard Chartered PLC, sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000	251,941
d	State Bank of India, E, senior note, Reg S, 4.50%, 9/28/23	India	600,000	634,953
d,g	TMB Bank PCL, E, junior sub. note, Reg S, 4.90% to 12/02/24, FRN thereafter, Perpetual	Thailand	400,000	401,471
d,i	VTB Bank OJSC Via VTB Capital SA, senior note, loan participation, Reg S, 6.95%, 10/17/22	Russia	959,000	985,772

				9,061,932

	Beverages 0.0%†
d	Becle SAB de CV, senior bond, 144A, 2.50%, 10/14/31	Mexico	235,000	230,605
	Fomento Economico Mexicano SAB de CV, senior bond, 3.50%, 1/16/50	Mexico	244,000	261,999

				492,604

	Capital Markets 0.5%
	Ares Capital Corp.,
	senior bond, 3.20%, 11/15/31	United States	235,000	230,344
	senior note, 2.875%, 6/15/28	United States	245,000	244,323
d	Barings BDC Inc., senior note, 144A, 3.30%, 11/23/26	United States	125,000	123,852
d	Coinbase Global Inc., senior bond, 144A, 3.625%, 10/01/31	United States	800,000	743,332
	FS KKR Capital Corp., senior note,
	3.40%, 1/15/26	United States	365,000	372,480
	3.125%, 10/12/28	United States	155,000	152,817
	The Goldman Sachs Group Inc., senior note, 0.925% to 10/21/23, FRN thereafter, 10/21/24	United States	465,000	463,396
d	Huarong Finance 2017 Co. Ltd., Reg S,
	senior bond, 4.75%, 4/27/27	China	200,000	203,500
	[g] senior note, 4.50% to 1/24/22, FRN thereafter, Perpetual	China	1,200,000	1,198,500
d	Huarong Finance 2019 Co. Ltd., Reg S,
	senior bond, E, 4.50%, 5/29/29	China	600,000	598,500
	senior bond, E, 3.875%, 11/13/29	China	200,000	191,500
	senior bond, E, 3.625%, 9/30/30	China	200,000	188,000
	[g] senior note, G, 4.25% to 9/30/25, FRN thereafter, Perpetual	China	200,000	183,000
	senior note, E, 3.25%, 11/13/24	China	200,000	196,500
d	Huarong Finance II Co. Ltd., senior bond, Reg S,
	5.00%, 11/19/25	China	500,000	512,500
	EMTN, 4.875%, 11/22/26	China	200,000	204,750
	Morgan Stanley, senior note, 1.164% to 9/21/25, FRN thereafter, 10/21/25	United States	465,000	461,477
	Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	75,000	74,336
	Owl Rock Capital Corp., senior note,
	3.40%, 7/15/26	United States	290,000	295,187
	2.875%, 6/11/28	United States	180,000	175,995
	Owl Rock Technology Finance Corp., senior note, 2.50%, 1/15/27	United States	90,000	88,542

				6,902,831

	Chemicals 0.2%
d	Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	140,000	137,085
d,g	Bluestar Finance Holdings Ltd., senior note, Reg s, 3.10% to 7/12/24, FRN thereafter, Perpetual	China	200,000	200,361
d	Braskem Idesa SAPI, senior secured bond, 144A, 6.99%, 2/20/32	Mexico	1,297,000	1,273,304
d	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000	200,341

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Chemicals (continued)
d,g	CNAC HK Finbridge Co. Ltd., senior note, Reg S, 3.35% to 9/22/23, FRN thereafter, Perpetual	China	600,000		$608,200
d	Orbia Advance Corp. SAB de CV, senior bond, 144A, 2.875%, 5/11/31	Mexico	200,000		195,336

					2,614,627

	Communications Equipment 0.1%
d	Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	600,000		588,435
d	CommScope Inc., 144A,
	senior note, 7.125%, 7/01/28	United States	430,000		400,697
	senior secured note, 4.75%, 9/01/29	United States	60,000		58,149
d	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	180,000		162,037
d	HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Democratic Rep of the Congo	435,000		450,225
j	Riverbed Technology Inc., senior note, 6.00%, 1/13/22	United States	54,708		54,161

					1,713,704

	Construction & Engineering 0.1%
d	GMR Hyderabad International Airport Ltd.,
	senior secured bond, Reg S, 4.25%, 10/27/27	India	200,000		192,561
	senior secured note, Reg S, 5.375%, 4/10/24	India	200,000		205,211
	senior secured note, 144A, 4.75%, 2/02/26	India	200,000		199,225
d	India Airport Infra, senior secured note, Reg S, 6.25%, 10/25/25	India	200,000		197,260

					794,257

	Construction Materials 0.0%†
d	Cemex SAB de CV, senior secured bond, 144A,
	5.45%, 11/19/29	Mexico	200,000		209,808
	5.20%, 9/17/30	Mexico	245,000		258,963
	3.875%, 7/11/31	Mexico	200,000		194,996

					663,767

	Consumer Finance 0.1%
g	Ally Financial Inc., C, junior sub. note, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	305,000		307,288
d	Muthoot Finance Ltd., senior secured note, Reg S,
	6.125%, 10/31/22	India	600,000		615,000
	4.40%, 9/02/23	India	200,000		203,750
d	PROG Holdings Inc., senior note, 144A, 6.00%, 11/15/29	United States	192,000		189,958
d	Shriram Transport Finance Co. Ltd., Reg S,
	senior note, 5.95%, 10/24/22	India	200,000		202,293
	senior secured note, E, 5.70%, 2/27/22	India	600,000		601,500

					2,119,789

	Containers & Packaging 0.0%†
d	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	700,000		688,170

	Diversified Consumer Services 0.3%
d,g	CMHI Finance BVI Co. Ltd., senior note, Reg S, 3.50% to 10/09/23, FRN thereafter, Perpetual	China	200,000		204,986
d	The Hertz Corp., senior note, 144A,
	4.625%, 12/01/26	United States	598,000		590,154
	5.00%, 12/01/29	United States	1,292,000		1,268,331
d	Loxam SAS, senior secured note, Reg S, 3.25%, 1/14/25	France	100,000	EUR	113,408

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Consumer Services (continued)
d	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	700,000		$626,500
d	Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	700,000		647,370
d	Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	700,000		703,712

					4,154,461

	Diversified Financial Services 0.7%
d	Advisor Group Holdings Inc., senior note, 144A, 10.75%, 8/01/27	United States	656,000		715,142
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
	senior bond, 3.30%, 1/30/32	Ireland	150,000		151,259
	senior note, 6.50%, 7/15/25	Ireland	150,000		171,706
	senior note, 3.00%, 10/29/28	Ireland	150,000		151,160
d	Azure Orbit IV International Finance Ltd., E, senior note, Reg S, 3.75%, 1/25/23	China	700,000		718,378
d	Blackstone Secured Lending Fund, senior note, 144A, 2.125%, 2/15/27	United States	405,000		392,985
d	Bocom Leasing Management Hong Kong Co. Ltd., senior note, Reg S,
	E, 1.75%, 7/14/23	Hong Kong	200,000		201,312
	E, 1.125%, 6/18/24	Hong Kong	800,000		793,666
d	CDBL Funding 2, senior note, Reg S,
	E, 3.00%, 8/01/22	China	200,000		202,173
	E, 1.375%, 3/04/24	China	800,000		796,762
	CDW LLC / CDW Finance Corp., senior bond, 3.569%, 12/01/31	United States	175,000		179,316
d	CICC Hong Kong Finance 2016 MTN Ltd., senior note, Reg S,
	E, 1.75%, 8/10/23	China	400,000		401,541
	E, 1.625%, 1/26/24	China	300,000		299,699
d	Constellation Automotive Financing PLC, senior note, 144A, 4.875%, 7/15/27	United Kingdom	100,000		129,530
d	Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	700,000		680,530
d	Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	99,415
d	Indian Railway Finance Corp. Ltd., senior bond, 144A, 2.80%, 2/10/31	India	200,000		194,830
d	Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	126,000		125,996
d	MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		300,464
d	Rec Ltd., senior note, Reg S,
	4.75%, 5/19/23	India	1,000,000		1,044,219
	5.25%, 11/13/23	India	400,000		427,272
	G, 3.375%, 7/25/24	India	300,000		310,952
d	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc., 144A,
	senior bond, 3.875%, 3/01/31	United States	420,000		415,401
	senior bond, 4.00%, 10/15/33	United States	350,000		343,605
	senior note, 2.875%, 10/15/26	United States	520,000		507,733
	senior note, 3.625%, 3/01/29	United States	385,000		377,098

					10,132,144

	Diversified Telecommunication Services 0.3%
d	Bharti Airtel International Netherlands BV, senior bond, Reg S, 5.125%, 3/11/23	India	500,000		522,099
	Frontier Communications Holdings LLC,
	secured note, 5.875%, 11/01/29	United States	113,478		111,741
	[d] senior secured note, 144A, 5.875%, 10/15/27	United States	465,000		480,940
	[d] senior secured note, 144A, 5.00%, 5/01/28	United States	219,000		220,018

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Diversified Telecommunication Services (continued)
d	IHS Holding Ltd., senior note, 144A,
	5.625%, 11/29/26	Nigeria	200,000	$199,550
	6.25%, 11/29/28	Nigeria	760,000	757,625
d	Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000	208,943
d,k	Ligado Networks LLC, 144A, PIK,
	secured note, 17.50%, 5/01/24	United States	54,603	35,690
	senior secured note, 15.50%, 11/01/23	United States	1,092,309	933,728
d	Oi Movel SA, senior secured note, Reg S, 8.75%, 7/30/26	Brazil	615,000	632,995
d	Telesat Canada / Telesat LLC, senior secured note, 144A, 4.875%, 6/01/27	Canada	183,000	160,318
d	Tower Bersama Infrastructure TBK PT, senior note, Reg S, 2.80%, 5/02/27	Indonesia	200,000	196,995

				4,460,642

	Electric Utilities 0.4%
b,e	Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000	23,978
d,g	China Huaneng Group Hong Kong Treasury Management Holding Ltd., Reg S, senior note,
	2.85% to 12/09/23, FRN thereafter, Perpetual	China	200,000	201,715
	3.08% to 12/09/25, FRN thereafter, Perpetual	China	400,000	405,654
g	Edison International, junior sub. note,
	A, 5.375% to 3/15/26, FRN thereafter, A, Perpetual	United States	135,000	139,050
	B, 5.00% to 12/15/26, FRN thereafter, B, Perpetual	United States	20,000	20,090
d	Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	1,134,000	1,207,132
d	Greenko Investment Co., senior secured note, Reg S, 4.875%, 8/16/23	India	200,000	202,344
d	Oryx Funding Ltd., senior bond, 144A, 5.80%, 2/03/31	Oman	283,000	295,547
	Pacific Gas and Electric Co.,
	secured bond, 4.50%, 7/01/40	United States	1,106,000	1,159,981
	secured bond, 4.95%, 7/01/50	United States	55,000	61,830
	secured bond, 3.50%, 8/01/50	United States	200,000	190,796
	senior bond, 4.30%, 3/15/45	United States	95,000	97,771
	PG&E Corp., senior secured bond, 5.25%, 7/01/30	United States	700,000	718,669
d,g	SMC Global Power Holdings Corp., senior note, Reg S, 5.45% to 5/31/26, FRN thereafter, Perpetual	Philippines	200,000	196,000
	Southern California Edison Co.,
	secured bond, 3.65%, 2/01/50	United States	40,000	43,029
	senior bond, 4.00%, 4/01/47	United States	10,000	11,159
	senior bond, C, 4.125%, 3/01/48	United States	15,000	17,100
	Talen Energy Supply LLC,
	[b] senior note, 6.50%, 6/01/25	United States	254,000	142,798
	[d] senior secured note, 144A, 7.25%, 5/15/27	United States	306,000	284,653

				5,419,296

	Entertainment 0.2%
d	AMC Entertainment Holdings Inc., 144A,
	[b,k] secured note, PIK, 12.00%, 6/15/26	United States	1,342,000	1,366,317
	[f] senior secured note, 10.50%, 4/15/25	United States	761,000	800,952
	Netflix Inc., senior bond,
	4.875%, 4/15/28	United States	80,000	90,622
	5.875%, 11/15/28	United States	70,000	83,891
	6.375%, 5/15/29	United States	75,000	93,165
	[d] 144A, 5.375%, 11/15/29	United States	20,000	23,691
	[d] 144A, 4.875%, 6/15/30	United States	215,000	249,319
d	Roblox Corp., senior note, 144A, 3.875%, 5/01/30	United States	750,000	753,128

				3,461,085

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Equity Real Estate Investment Trusts (REITs) 0.1%
d	Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, senior secured note, 144A, 4.50%, 4/01/27	United States	700,000		$666,204
	National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		29,060
d	SBA Communications Corp., senior note, 144A, 3.125%, 2/01/29	United States	700,000		665,892

					1,361,156

	Food & Staples Retailing 0.1%
d	Casino Guichard Perrachon SA, Reg S,
	senior bond, E, 4.498%, 3/07/24	France	200,000	EUR	224,372
	[g] junior sub. note, E, 3.992% to 1/31/24, FRN thereafter, Perpetual	France	200,000	EUR	148,713
d	JBS USA/Food/Finance, senior bond, 144A, 3.75%, 12/01/31	United States	80,000		80,958
d	Marb Bondco PLC, senior bond, 144A, 3.95%, 1/29/31	Brazil	425,000		401,474
d	Rite AID Corp., senior secured note, 144A, 7.50%, 7/01/25	United States	700,000		699,780
d	Smithfield Foods Inc., senior bond, 144A, 3.00%, 10/15/30	United States	30,000		30,172

					1,585,469

	Food Products 0.1%
	Kraft Heinz Foods Co., senior bond,
	5.00%, 6/04/42	United States	45,000		55,018
	4.375%, 6/01/46	United States	95,000		110,090
	4.875%, 10/01/49	United States	150,000		187,272
d	Pilgrim’s Pride Corp., senior bond, 144A,
	4.25%, 4/15/31	United States	10,000		10,493
	3.50%, 3/01/32	United States	210,000		211,401
d	Post Holdings Inc., senior bond, 144A, 4.50%, 9/15/31	United States	190,000		183,706

					757,980

	Health Care Equipment & Supplies 0.0%†
d	Avantor Funding Inc., senior note, 144A, 3.875%, 11/01/29	United States	175,000		175,038

	Health Care Providers & Services 0.2%
	Centene Corp.,
	senior bond, 3.00%, 10/15/30	United States	85,000		84,974
	senior bond, 2.50%, 3/01/31	United States	350,000		336,000
	senior note, 2.625%, 8/01/31	United States	120,000		115,906
d	Chrome Holdco SASU, senior note, Reg S, 5.00%, 5/31/29	France	140,000	EUR	158,108
	Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	1,433,000		1,425,387
	HCA Inc., senior bond, 3.50%, 9/01/30	United States	130,000		135,529
d	LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	749,000		722,560
d	Molina Healthcare Inc., senior bond, 144A, 3.875%, 5/15/32	United States	80,000		78,335

					3,056,799

	Hotels, Restaurants & Leisure 0.4%
d	1011778 BC ULC / New Red Finance Inc., secured note, 144A, 4.375%, 1/15/28	Canada	225,000		224,353
d	Carnival Corp., senior note, 144A,
	5.75%, 3/01/27	United States	295,000		288,960
	6.00%, 5/01/29	United States	853,000		830,609
d	GENM Capital Labuan Ltd., senior bond, 144A, 3.882%, 4/19/31	Malaysia	200,000		197,268
b,d	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	1,098,000		1,104,917
d	Haidilao International Holding Ltd., senior note, Reg S, 2.15%, 1/14/26	China	420,000		397,076
d	Hilton Grand Vacations Borrower Escrow LLC, 144A,
	senior bond, 4.875%, 7/01/31	United States	50,000		49,576
	senior note, 5.00%, 6/01/29	United States	155,000		154,177
	Hyatt Hotels Corp., senior note, 5.375%, 4/23/25	United States	50,000		55,595
d	Lions Gate Capital Holdings LLC, senior note, 144A, 5.50%, 4/15/29	United States	700,000		709,975
	Marriott International Inc., FF, senior bond, 4.625%, 6/15/30	United States	75,000		84,530
d	Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	70,000		68,824
d,f	Penn National Gaming Inc., senior note, 144A, 4.125%, 7/01/29	United States	55,000		51,975

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Hotels, Restaurants & Leisure (continued)
d	Royal Caribbean Cruises Ltd., senior note, 144A,
	4.25%, 7/01/26	United States	45,000	$42,541
	5.50%, 4/01/28	United States	310,000	302,182
d	Scientific Games International Inc., senior note, 144A,
	7.00%, 5/15/28	United States	200,000	212,750
	[f] 7.25%, 11/15/29	United States	70,000	77,310
	Travel + Leisure Co.,
	senior secured bond, 6.00%, 4/01/27	United States	10,000	10,578
	[d] senior secured bond, 144A, 4.625%, 3/01/30	United States	95,000	94,044
	[d] senior secured note, 144A, 6.625%, 7/31/26	United States	125,000	135,500
	[d] senior secured note, 144A, 4.50%, 12/01/29	United States	215,000	209,969

				5,302,709

	Household Durables 0.2%
d	K. Hovnanian Enterprises Inc., 144A,
	senior secured note, 7.75%, 2/15/26	United States	1,628,000	1,712,819
	senior secured note, 10.50%, 2/15/26	United States	850,000	907,090
d	Topbuild Corp., senior bond, 144A, 4.125%, 2/15/32	United States	70,000	70,233

				2,690,142

	Independent Power & Renewable Electricity Producers 0.1%
d	Calpine Corp., senior secured bond, 144A, 3.75%, 3/01/31	United States	690,000	658,578
d	NTPC Ltd., E, senior bond, Reg S, 4.75%, 10/03/22	India	200,000	205,614

				864,192

	Industrial Conglomerates 0.1%
	General Electric Co., senior bond, 3.625%, 5/01/30	United States	110,000	124,084
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
	6.25%, 5/15/26	United States	85,000	87,454
	5.25%, 5/15/27	United States	265,000	269,179
	4.375%, 2/01/29	United States	235,000	227,824

				708,541

	Insurance 0.1%
	Athene Holding Ltd., senior bond, 3.50%, 1/15/31	United States	110,000	116,744
h	Genworth Holdings Inc., senior bond, FRN, 2.159%, (3-Month USD LIBOR + 2.00%), 11/15/36	United States	1,643,000	994,204
d	Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	180,447
d,g	KDB Life Insurance Co. Ltd., sub. note, Reg S, 7.50% to 5/21/23, FRN thereafter, Perpetual	South Korea	200,000	203,033
d,g	Tongyang Life Insurance Co. Ltd., sub. note, Reg S, 5.25% to 9/22/25, FRN thereafter, Perpetual	South Korea	200,000	210,197

				1,704,625

	Interactive Media & Services 0.1%
d	Tencent Holdings Ltd., senior bond, Reg S,
	3.84%, 4/22/51	China	200,000	216,720
	3.94%, 4/22/61	China	500,000	543,008

				759,728

	Internet & Direct Marketing Retail 0.1%
d	Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	700,000	708,407
	Expedia Group Inc., senior note, 3.25%, 2/15/30	United States	225,000	232,151
d	Match Group Holdings II LLC, senior note, 144A, 3.625%, 10/01/31	United States	148,000	139,750
d	Meituan, senior bond, Reg S, 3.05%, 10/28/30	China	400,000	373,234

				1,453,542

	IT Services 0.1%
d	Austin Bidco Inc., senior note, 144A, 7.125%, 12/15/28	United States	700,000	719,660

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Leisure Products 0.0%†
d	NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	195,000	$190,369
d	NCL Finance Ltd., senior note, 144A, 6.125%, 3/15/28	United States	65,000	63,512

				253,881

	Marine 0.0%†
d	Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	299,000	308,405

	Media 0.8%
	AMC Networks Inc., senior note, 4.25%, 2/15/29	United States	618,000	604,302
d	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
	4.25%, 2/01/31	United States	1,065,000	1,051,070
	4.25%, 1/15/34	United States	695,000	669,761
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond, 4.40%, 12/01/61	United States	920,000	961,033
d	Clear Channel Outdoor Holdings Inc., senior note, 144A, 7.75%, 4/15/28	United States	700,000	731,281
d	CSC Holdings LLC, senior bond, 144A, 4.625%, 12/01/30	United States	610,000	568,371
d	Diamond Sports Group LLC / Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	304,000	64,410
d	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	257,000	261,979
	Dish DBS Corp.,
	senior note, 5.125%, 6/01/29	United States	554,000	487,575
	[d,f] senior secured note, 144A, 5.25%, 12/01/26	United States	850,000	843,442
	[d] senior secured note, 144A, 5.75%, 12/01/28	United States	625,000	617,003
d	Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	694,000	696,009
d	iHeartCommunications Inc., senior secured note, 144A,
	5.25%, 8/15/27	United States	90,000	91,519
	4.75%, 1/15/28	United States	175,000	174,032
	Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	840,000	900,547
d	Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000	64,230
d	Spanish Broadcasting System Inc., senior secured note, 144A, 9.75%, 3/01/26	United States	700,000	724,395
d	Urban One Inc., senior secured note, 144A, 7.375%, 2/01/28	United States	800,000	816,112
d,f	Wolverine Escrow LLC, senior secured note, 144A,
	8.50%, 11/15/24	United States	332,000	311,169
	9.00%, 11/15/26	United States	302,000	285,337

				10,923,577

	Metals & Mining 0.3%
d	Abja Investment Co. Pte. Ltd., senior note, Reg S, 4.45%, 7/24/23	India	200,000	207,444
d	First Quantum Minerals Ltd., senior note, 144A,
	6.875%, 3/01/26	Zambia	200,000	207,437
	6.875%, 10/15/27	Zambia	620,000	656,419
d	FMG Resources August 2006 Pty Ltd., senior bond, 144A, 4.375%, 4/01/31	Australia	155,000	157,353
	Freeport-McMoRan Inc., senior bond,
	4.625%, 8/01/30	United States	95,000	100,479
	5.40%, 11/14/34	United States	145,000	172,861
	5.45%, 3/15/43	United States	20,000	24,688
d,f	Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	390,000	388,362
d	Indonesia Asahan Aluminium Persero PT, senior bond, Reg S, 5.80%, 5/15/50	Indonesia	400,000	462,060
d,g	MCC Holding Hong Kong Corp. Ltd., senior note, Reg S, 3.50% to 1/16/23, FRN thereafter, Perpetual	China	200,000	203,000
d	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	90,000	90,998
d	Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	672,000	683,709
d	Vedanta Resources Ltd., senior note, Reg S, 6.375%, 7/30/22	India	300,000	293,952

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Metals & Mining (continued)
d	Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000	$28,725

				3,677,487

	Mortgage Real Estate Investment Trusts (REITs) 0.1%
d	Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	690,000	656,380
d	New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	700,000	691,806

				1,348,186

	Multiline Retail 0.0%†
	Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	338,000	408,433

	Oil, Gas & Consumable Fuels 1.6%
d	Aker BP ASA, senior bond, 144A,
	3.75%, 1/15/30	Norway	350,000	371,532
	4.00%, 1/15/31	Norway	150,000	163,442
d	Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	195,000	227,519
	DCP Midstream Operating LP, senior bond,
	5.125%, 5/15/29	United States	25,000	27,767
	3.25%, 2/15/32	United States	195,000	195,061
d	DT Midstream Inc., senior bond, 144A, 4.375%, 6/15/31	United States	700,000	696,864
	Ecopetrol SA, senior bond,
	4.625%, 11/02/31	Colombia	1,220,000	1,168,772
	5.875%, 11/02/51	Colombia	970,000	885,794
d	Energean Israel Finance Ltd., 144A, Reg S,
	senior secured bond, 5.875%, 3/30/31	Israel	130,000	126,588
	senior secured note, 5.375%, 3/30/28	Israel	105,000	102,966
g	Energy Transfer LP, H, junior sub. note, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	514,000	526,850
	Equities Corp., senior note,
	3.90%, 10/01/27	United States	25,000	26,094
	5.00%, 1/15/29	United States	35,000	38,390
	[d] 144A, 3.125%, 5/15/26	United States	15,000	15,014
	[d,f] 144A, 3.625%, 5/15/31	United States	130,000	132,691
d	Gray Oak Pipeline LLC, senior note, 144A, 3.45%, 10/15/27	United States	20,000	20,872
d	Hurricane Finance PLC, senior note, 144A, 8.00%, 10/15/25	United Kingdom	158,000	221,379
d	Laredo Petroleum Inc., senior note, 144A, 7.75%, 7/31/29	United States	700,000	663,548
d	Leviathan Bond Ltd., senior note, 144A, Reg S, 6.50%, 6/30/27	Israel	100,000	105,824
d	MC Brazil Downstream Trading SARL, senior secured note, Reg S, 7.25%, 6/30/31	Brazil	1,012,000	973,367
d	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	268,000	236,660
	10.50%, 5/15/27	United States	295,000	277,984
d	Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	856,000	888,596
	Occidental Petroleum Corp., senior bond,
	4.50%, 7/15/44	United States	15,000	15,038
	4.20%, 3/15/48	United States	5,000	4,811
	4.40%, 8/15/49	United States	10,000	9,840
d	OQ SAOC, senior note, 144A, 5.125%, 5/06/28	Oman	224,000	225,863
	Ovintiv Inc., senior bond,
	8.125%, 9/15/30	United States	25,000	32,944
	7.20%, 11/01/31	United States	5,000	6,405
	7.375%, 11/01/31	United States	5,000	6,395
	6.50%, 8/15/34	United States	20,000	25,551
	6.625%, 8/15/37	United States	45,000	57,323
	6.50%, 2/01/38	United States	10,000	12,760
d	Petrofac Ltd., senior secured note, 144A, 9.75%, 11/15/26	United Kingdom	563,000	564,430

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
	Petroleos Mexicanos,
	[f] senior bond, 5.95%, 1/28/31	Mexico	924,000		$869,392
	senior bond, 6.625%, 6/15/35	Mexico	380,000		349,165
	senior bond, 6.375%, 1/23/45	Mexico	1,018,000		824,046
	senior bond, 5.625%, 1/23/46	Mexico	775,000		584,090
	senior bond, 6.75%, 9/21/47	Mexico	798,000		657,005
	senior bond, 6.35%, 2/12/48	Mexico	1,738,000		1,376,765
	senior bond, 6.95%, 1/28/60	Mexico	2,172,000		1,790,412
	senior note, 3.50%, 1/30/23	Mexico	959,000		962,591
	[d] senior note, 144A, 6.875%, 10/16/25	Mexico	297,000		317,420
	senior note, 4.50%, 1/23/26	Mexico	288,000		282,555
d	Qatar Petroleum, senior bond, Reg S, 3.30%, 7/12/51	Qatar	300,000		307,368
d	Saudi Arabian Oil Co., senior bond, 144A, 3.25%, 11/24/50	Saudi Arabia	285,000		273,539
b	Talos Production Inc., secured note, 12.00%, 1/15/26	United States	518,000		542,483
d	Thai Oil PCL, senior bond, Reg S, 3.625%, 1/23/23	Thailand	200,000		204,399
d	Tullow Oil PLC, senior secured note, 144A, 10.25%, 5/15/26	Ghana	2,278,000		2,269,788
	Western Midstream Operating LP, senior bond,
	5.30%, 2/01/30	United States	30,000		32,334
	5.30%, 3/01/48	United States	45,000		52,197
	5.50%, 8/15/48	United States	10,000		11,576
	6.50%, 2/01/50	United States	45,000		51,486
d	YPF Sociedad Anonima,
	senior bond, Reg S, 8.50%, 7/28/25	Argentina	331,000		252,387
	senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000		69,692
	senior note, Reg S, 8.75%, 4/04/24	Argentina	1,267,000		1,081,505
	senior note, Reg S, 8.50%, 3/23/25	Argentina	1,008,000		880,075

					23,097,204

	Paper & Forest Products 0.0%†
	Suzano Austria GMBH, senior bond, 3.75%, 1/15/31	Brazil	160,000		156,403

	Pharmaceuticals 0.3%
d	Bausch Health Cos. Inc., 144A,
	senior bond, 5.25%, 1/30/30	United States	35,000		30,073
	senior bond, 5.25%, 2/15/31	United States	100,000		86,000
	senior note, 5.00%, 1/30/28	United States	150,000		133,769
d,f	ENDO Dac / ENDO Finance LLC / ENDO Finco Inc., 144A,
	secured note, 9.50%, 7/31/27	United States	1,598,000		1,611,327
	[b] senior note, 6.00%, 6/30/28	United States	475,000		364,560
d	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	639,000		645,198
	Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	10,000		10,459
	Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	405,179
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	220,000		206,252
	4.10%, 10/01/46	Israel	1,170,000		975,037

					4,467,854

	Pipelines 0.0%†
d	Galaxy Pipeline Assets Bidco Ltd., senior secured bond, 144A, 2.94%, 9/30/40	United Arab Emirates	200,000		197,867

	Real Estate Management & Development 0.8%
d	Agile Group Holdings Ltd., Reg S,
	[g] senior note, 8.375% to 12/04/23, FRN thereafter, Perpetual	China	300,000		162,000
	[g] senior note, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	230,000		124,200
	[g] senior note, 7.75% to 5/25/25, FRN thereafter, Perpetual	China	230,000		124,200

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Real Estate Management & Development (continued)
d	Agile Group Holdings Ltd., Reg S, (continued)
	senior secured note, 6.70%, 3/07/22	China	632,000	$504,020
	senior secured note, 4.85%, 8/31/22	China	330,000	230,340
	senior secured note, 6.05%, 10/13/25	China	200,000	125,500
d	CFLD Cayman Investment Ltd., senior note, Reg S, 8.60%, 4/08/24	China	200,000	64,176
d	China Evergrande Group, Reg S,
	senior note, 8.75%, 6/28/25	China	1,668,000	410,745
	senior secured note, 11.50%, 1/22/23	China	200,000	50,000
d	CIFI Holdings Group Co. Ltd., senior note, Reg S,
	5.50%, 1/23/22	China	200,000	198,500
	5.95%, 10/20/25	China	200,000	191,509
	4.45%, 8/17/26	China	200,000	181,987
d	Country Garden Holdings Co. Ltd., senior secured note, Reg S,
	7.125%, 1/27/22	China	200,000	199,990
	4.75%, 7/25/22	China	400,000	392,000
	4.75%, 1/17/23	China	2,000,000	1,934,994
d	Easy Tactic Ltd., senior secured note, Reg S, 8.125%, 2/27/23	China	200,000	116,884
d	Expand Lead Ltd., senior note, Reg S, 4.95%, 7/22/26	China	200,000	199,039
d	Gemdale Ever Prosperity Investment Ltd., E, senior note, Reg S, 4.95%, 8/12/24	China	300,000	298,765
d	Greenland Global Investment Ltd., senior bond, Reg S, 5.875%, 7/03/24	China	200,000	172,000
d	Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	700,000	682,511
d	Kaisa Group Holdings Ltd., senior secured note, Reg S,
	8.50%, 6/30/22	China	692,000	231,820
	11.95%, 11/12/23	China	200,000	65,000
	11.25%, 4/16/25	China	994,000	326,777
	11.70%, 11/11/25	China	200,000	65,000
	11.65%, 6/01/26	China	200,000	66,500
d	Leading Affluence Ltd., senior bond, Reg S, 4.50%, 1/24/23	China	500,000	509,153
d	Logan Group Co. Ltd., senior note, Reg S,
	6.50%, 7/16/23	China	200,000	189,930
	4.70%, 7/06/26	China	300,000	265,500
d	New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000	174,937
d,g	Overseas Chinese Town Asia Holdings Ltd., senior note, Reg S, 4.50% to 7/15/23, FRN thereafter, Perpetual	China	200,000	203,500
d	Perfect Point Ventures Ltd., senior note, Reg S, 5.20%, 9/20/25	Hong Kong	400,000	394,394
d	Powerlong Real Estate Holdings Ltd., senior note, Reg S,
	4.00%, 7/25/22	China	200,000	185,000
	4.90%, 5/13/26	China	200,000	165,900
d	Shimao Group Holdings Ltd., senior secured note, Reg S, 4.75%, 7/03/22	China	200,000	164,509
d	Sunac China Holdings Ltd., Reg S, senior note, 6.80%, 10/20/24	China	300,000	208,500
	senior secured note, 7.25%, 6/14/22	China	420,000	354,900
	senior secured note, 6.65%, 8/03/24	China	200,000	138,250
	senior secured note, 6.50%, 1/26/26	China	400,000	275,000
d	Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000	143,972
d	Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S, 8.375%, 10/30/24	China	200,000	67,000
	7.70%, 2/20/25	China	200,000	63,000
	6.35%, 1/13/27	China	400,000	122,000
d	Zhenro Properties Group Ltd., senior note, Reg S, 6.63%, 1/07/26	China	200,000	128,000

				10,871,902

	Road & Rail 0.2%
d	Uber Technologies Inc., senior note, 144A, 8.00%, 11/01/26	United States	1,085,000	1,156,632
	7.50%, 9/15/27	United States	455,000	494,150

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Road & Rail (continued)
	Uber Technologies Inc., senior note, 144A, (continued)
	6.25%, 1/15/28	United States	200,000		$214,807
	4.50%, 8/15/29	United States	1,145,000		1,135,697

					3,001,286

	Semiconductors & Semiconductor Equipment 0.1%
	Broadcom Inc., senior bond, 4.30%, 11/15/32	United States	415,000		463,525
	Marvell Technology Inc., senior note, 2.95%, 4/15/31	United States	95,000		97,187
d	Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	85,000		83,804
d	TSMC Global Ltd., senior bond, Reg S, 2.25%, 4/23/31	Taiwan	1,000,000		998,611

					1,643,127

	Specialty Retail 0.4%
d	Carvana Co., senior note, 144A, 5.625%, 10/01/25	United States	180,000		180,508
	5.50%, 4/15/27	United States	95,000		95,025
	5.875%, 10/01/28	United States	353,000		354,887
	4.875%, 9/01/29	United States	603,000		573,345
d	China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		249,464
d	Douglas GMBH, senior secured note, 144A, 6.00%, 4/08/26	Germany	1,714,000	EUR	1,894,029
d	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	754,000		800,955
d,k	Kirk Beauty Sun GMBH, senior note, 144A, PIK, 8.25%, 10/01/26	Germany	399,858	EUR	429,692
d	LS Finance 2017 Ltd., senior note, Reg S, 4.80%, 6/18/26	Hong Kong	200,000		185,940
	E, 4.875%, 7/15/24	Hong Kong	200,000		190,684
	Macy’s Retail Holdings LLC, senior bond, 5.125%, 1/15/42	United States	700,000		673,313
d	Punch Finance PLC, senior secured note, Reg S, 6.125%, 6/30/26	United Kingdom	140,000	GBP	186,762
d	Staples Inc., 144A, senior note, 10.75%, 4/15/27	United States	300,000		273,726
	senior secured note, 7.50%, 4/15/26	United States	300,000		298,314

					6,386,644

	Thrifts & Mortgage Finance 0.1%
d	IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	400,000		387,988
d	Indiabulls Housing Finance Ltd., E, senior secured note, Reg S, 6.375%, 5/28/22	India	600,000		586,812
d	Nationstar Mortgage Holdings Inc., senior bond, 144A, 5.75%, 11/15/31	United States	140,000		136,874

					1,111,674

	Tobacco 0.1%
b,d	Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,266,000		1,305,233

	Trading Companies & Distributors 0.1%
	Air Lease Corp., senior bond, 3.125%, 12/01/30	United States	360,000		367,106
	[f,g] junior sub. note, B, 4.65% to 6/15/26, FRN thereafter, Perpetual	United States	180,000		184,500
	Aircastle Ltd.,
	[d,g] junior sub. note, 144A, 5.25% to 6/15/26, FRN thereafter, Perpetual	United States	55,000		56,512
	senior note, 4.25%, 6/15/26	United States	310,000		334,472
d	BOC Aviation Ltd., G, senior note, Reg S, 3.00%, 5/23/22	Singapore	200,000		201,458

					1,144,048

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Transportation Infrastructure 0.0%†
d	Adani Ports & Special Economic Zone Ltd., senior bond, Reg S, 3.828%, 2/02/32	India	500,000	$498,389
	senior note, 144A, 4.20%, 8/04/27	India	200,000	207,670

				706,059

	Wireless Telecommunication Services 0.1%
d	Bharti Airtel Ltd., senior bond, senior note, Reg S, 4.375%, 6/10/25	India	700,000	747,911
	144A, 3.25%, 6/03/31	India	200,000	204,784
d	Softbank Group Corp., senior bond, Reg S, 5.25%, 7/06/31	Japan	200,000	195,675
	T-Mobile USA Inc., senior bond, 3.50%, 4/15/31	United States	220,000	224,000
	senior note, 3.375%, 4/15/29	United States	455,000	458,519

				1,830,889

	Total Corporate Bonds and Notes (Cost $156,465,214)			155,339,511

	Corporate Bonds and Notes in Reorganization 0.2%
	Airlines 0.1%
d,l	Aerovias de Mexico SA de CV, senior note, 144A, 7.00%, 2/05/25	Mexico	200,000	195,358
d,l	LATAM Finance Ltd., senior note, 144A, 6.875%, 4/11/24	Chile	400,000	383,294
	7.00%, 3/01/26	Chile	1,200,000	1,152,864

				1,731,516

	Metals & Mining 0.1%
d,l	Samarco Mineracao SA, senior bond, Reg S, 4.125%, 11/01/22	Brazil	925,000	587,375
	5.75%, 10/24/23	Brazil	184,000	127,267

				714,642

	Road & Rail 0.0%†
b,e,l	Hertz Corp. Escrow, senior note, zero cpn., 1/15/28	United States	1,584,000	—

	Total Corporate Bonds and Notes in Reorganization (Cost $2,521,129)			2,446,158

h,m	Senior Floating Rate Interests 0.5%
	Airlines 0.0%†
	United Airlines Inc., Term Loan B, 4.50%, (1-Month USD LIBOR + 3.75%), 4/21/28	United States	99,500	99,528

	Communications Equipment 0.0%†
	Riverbed Technology Inc., Term Loan B, 7.00%, (3-Month USD LIBOR + 6.00%), 12/31/25	United States	170,651	155,212

	Consumer Discretionary Services 0.1%
	Motel 6, Term Loan B, 5.75%, 1-Month USD LIBOR + 5.00%), 9/09/26	United States	40,000	40,250
	Travel Leaders Group LLC, Term Loan B, 4.087%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	482,183	452,047

				492,297

	Diversified Financial Services 0.1%
	MPH Acquisition Holdings LLC, Term Loan B, 4.75%, (3-Month USD LIBOR + 4.25%), 9/01/28	United States	815,060	779,401
	Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000	129,001

				908,402

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
h,m	Senior Floating Rate Interests (continued)
	Diversified Telecommunication Services 0.2%
	Frontier Communications Corp., Term Loan DIP, 4.50%, (1-Month USD LIBOR + 3.75%), 12/31/21	United States	259,079		$259,144
	Intelsat Jackson Holdings SA, Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	2,467,032		2,478,134
	[n] Term Loan DIP, 5.75%, (3-Month USD LIBOR + 4.75%), 7/13/22	United States	144,653		145,309

					2,882,587

	Entertainment 0.0%†
	Playtika Holding Corp., Term Loan B, 2.84%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	218,900		217,806

	Equity Real Estate Investment Trusts (REITs) 0.0%†
	The GEO Group Inc., Term Loan B, 2.75%, (3-Month USD LIBOR + 2.00%), 3/22/24	United States	267,917		251,842
	McCarthy & Stone PLC, Term Loan B, 7.00%, 12/16/25	United Kingdom	170,938	GBP	226,344

					478,186

	Health Care Equipment & Supplies 0.0%†
	Medline, Term Loan B, 3.75%, (1-Month USD LIBOR + 3.25%), 10/23/28	United States	85,000		84,806

	Hotels, Restaurants & Leisure 0.0%†
	Hilton Grand Vacations, Term Loan B, 3.50%, (1-Month USD LIBOR + 3.00%), 8/02/28	United States	105,000		104,295

	Household Durables 0.0%†
	Weber-Stephen Products LLC, Term Loan B, 4.00%, (1-Month USD LIBOR + 3.25%), 10/30/27	United States	69,396		69,352

	Insurance 0.0%†
	AmWINS Group Inc., Term Loan B, 3.00%, (1-Month USD LIBOR + 2.25%), 2/19/28	United States	42,705		42,171

	Media 0.1%
	Advantage Sales & Marketing Inc., Term Loan B1, 5.25%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	670,417		672,515

	Pharmaceuticals 0.0%†
	Jazz Pharmaceuticals PLC, Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 5/05/28	United States	84,788		84,735

	Professional Services 0.0%†
	CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	170,000		168,300

	Total Senior Floating Rate Interests (Cost $6,514,157)				6,460,192

h,m	Senior Floating Rate Interests in Reorganization (Cost $203,530) 0.0%†
	Communications Equipment 0.0%†
l	Riverbed Technology Inc., Term Loan B, 7.50%, (3-Month USD LIBOR + 6.50%), 12/31/26	United States	388,549		109,959

o	Credit-Linked Notes 0.4%
d	Citigroup Global Markets Holdings Inc., (Egypt), E, senior note, 144A, zero cpn., 12/16/21	Egypt	11,472,817	EGP	725,003
d	Citigroup Global Markets Holdings Inc., (Egypt), EMTN, senior note, 144A, zero cpn., 3/31/22	Egypt	11,771,928	EGP	720,704
d	HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 12/23/21	Egypt	7,925,000	EGP	499,568
d	HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 2/10/22	Egypt	12,425,000	EGP	769,743
e	ICBC Standard Bank PLC, (Egypt), EMTN, zero cpn., 12/30/21	Egypt	39,754,711	EGP	2,501,698

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*			Value
o	Credit-Linked Notes (continued)
d	JPMorgan Chase Bank NA, (Egypt), senior note, 144A, zero cpn., 3/17/22	Egypt	12,389,000		EGP	$759,663

	Total Credit-Linked Notes (Cost $5,989,294)					5,976,379

	Foreign Government and Agency Securities 4.2%
d	Banque Centrale de Tunisie International Bond, senior note, Reg S, 6.75%, 10/31/23	Tunisia	469,000		EUR	436,150
	5.625%, 2/17/24	Tunisia	796,000		EUR	699,696
	Brazil Notas Do Tesouro Nacional Serie F, NTNF, senior bond, 10.00%, 1/01/25	Brazil	2,332,000		BRL	399,725
d	CBB International Sukuk Programme Co. Wll, senior note, 144A, 3.875%, 5/18/29	Bahrain	1,702,000			1,641,298
d	Export-Import Bank of Korea, senior note, 144A, 4.89%, 8/09/23	South Korea	35,800,000		INR	471,558
	Reg S, 6.75%, 8/09/22	South Korea	7,100,000		INR	95,653
d	Government of Angola, senior bond, Reg S, 8.00%, 11/26/29	Angola	2,588,000			2,395,919
	9.375%, 5/08/48	Angola	376,000			343,505
	9.125%, 11/26/49	Angola	2,083,000			1,863,010
	Government of Argentina, senior bond, 2.00%, 1/09/38	Argentina	7,560,916			2,524,741
	2.50%, 7/09/41	Argentina	2,480,073			769,393
d	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000			513,781
	Government of Colombia, senior bond, 5.20%, 5/15/49	Colombia	1,449,000			1,352,584
d	Government of Dominican Republic, senior bond, Reg S, 4.875%, 9/23/32	Dominican Republic	601,000			599,504
	5.875%, 1/30/60	Dominican Republic	619,000			577,217
d	Government of Ecuador, Reg S, senior bond, 1.00%, 7/31/35	Ecuador	3,854,113			2,505,173
	senior note, 5.00%, 7/31/30	Ecuador	325,960			270,143
	Government of Egypt, 364D, zero cpn., 12/21/21	Egypt	23,719,000		EGP	1,502,163
	[d] senior bond, Reg S, 7.50%, 1/31/27	Egypt	1,046,000			1,051,826
	[d] senior bond, Reg S, 7.60%, 3/01/29	Egypt	789,000			754,192
	[d] senior bond, 144A, 5.875%, 2/16/31	Egypt	487,000			413,429
	[d] senior note, Reg S, 5.80%, 9/30/27	Egypt	2,870,000			2,677,997
d	Government of El Salvador, senior bond, Reg S, 7.75%, 1/24/23	El Salvador	1,166,000			921,140
d	Government of Ghana, Reg S, 10.75%, 10/14/30	Ghana	1,048,000			1,146,302
	senior note, 144A, zero cpn., 4/07/25	Ghana	278,000			187,475
	senior note, 144A, 7.75%, 4/07/29	Ghana	372,000			303,180
	senior note, Reg S, 7.75%, 4/07/29	Ghana	200,000			163,000
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000			360,237
d	Government of Jordan, 144A, senior bond, 5.85%, 7/07/30	Jordan	386,000			380,924
	senior note, 4.95%, 7/07/25	Jordan	578,000			593,895
d	Government of Malaysia, senior bond, Reg S, 3.075%, 4/28/51	Malaysia	500,000			534,190
	Government of Mexico, senior bond, 4.28%, 8/14/41	Mexico	350,000			361,155
	senior bond, 3.771%, 5/24/61	Mexico	455,000			415,185
	senior bond, M, 7.75%, 5/29/31	Mexico	13,950,000	[p]	MXN	659,861
	senior bond, M 30, 8.50%, 11/18/38	Mexico	4,770,400	[p]	MXN	232,651
	senior note, M, 6.75%, 3/09/23	Mexico	9,060,800	[p]	MXN	424,773
d	Government of Nigeria, senior bond, 144A, 7.375%, 9/28/33	Nigeria	368,000			337,419
	senior bond, Reg S, 8.25%, 9/28/51	Nigeria	617,000			558,225
	senior note, Reg S, 7.625%, 11/21/25	Nigeria	1,531,000			1,609,701
	senior note, Reg S, 6.125%, 9/28/28	Nigeria	2,958,000			2,789,276

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
d	Government of Oman, senior bond, Reg S, 6.25%, 1/25/31	Oman		418,000		$438,892
	senior bond, Reg S, 6.75%, 1/17/48	Oman		412,000		397,423
	senior bond, Reg S, 7.00%, 1/25/51	Oman		1,726,000		1,715,374
	senior note, 144A, 4.875%, 6/15/30	Oman		221,000		232,900
d	Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay		2,414,000		2,498,514
	Government of Peru, senior bond, 6.15%, 8/12/32	Peru		894,000	PEN	220,535
	Government of Russia, senior bond, 6233, 6.10%, 7/18/35	Russia		111,039,000	RUB	1,246,449
	senior note, 6227, 7.40%, 7/17/24	Russia		6,132,000	RUB	80,615
	senior note, 6229, 7.15%, 11/12/25	Russia		74,375,000	RUB	959,986
d	Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia		910,000		930,384
	144A, 3.75%, 1/21/55	Saudi Arabia		354,000		372,056
	Reg S, 2.75%, 2/03/32	Saudi Arabia		302,000		308,765
	Government of South Africa, senior bond, 2030, 8.00%, 1/31/30	South Africa		28,482,503	ZAR	1,617,323
	2032, 8.25%, 3/31/32	South Africa		14,921,596	ZAR	822,302
	2035, 8.875%, 2/28/35	South Africa		7,186,144	ZAR	395,998
	2037, 8.50%, 1/31/37	South Africa		24,425,000	ZAR	1,273,864
d	Government of Sri Lanka, senior bond, Reg S, 7.55%, 3/28/30	Sri Lanka		955,000		529,433
	Government of Turkey, senior bond, 6.50%, 9/20/33	Turkey		479,000		442,053
	senior note, 6.375%, 10/14/25	Turkey		875,000		870,760
d	Government of Ukraine, senior bond, Reg S, 7.375%, 9/25/32	Ukraine		751,000		709,166
	senior bond, Reg S, 1.258%, 5/31/40	Ukraine		4,955,000		4,509,297
	senior note, 144A, 6.876%, 5/21/29	Ukraine		302,000		281,940
	senior note, Reg S, 6.876%, 5/21/29	Ukraine		966,000		901,835
d	Government of Zambia, senior bond, Reg S, 8.50%, 4/14/24	Zambia		418,000		322,905
	8.97%, 7/30/27	Zambia		512,000		390,800
	International Finance Corp., senior note, 5.85%, 11/25/22	Supranational	[q]	8,120,000	INR	109,206
	Provincia de Buenos Aires, [h] FRN, 37.996%, (ARS BADLAR + 3.83%), 5/31/22	Argentina		18,295,000	ARS	81,150
	[d,h] 144A, FRN, Reg S, 37.909%, (ARS BADLAR + 3.75%), 4/12/25	Argentina		3,670,000	ARS	12,690
	[d] senior bond, 144A,	Argentina		3,300,000	ARS	1,292,148

	Total Foreign Government and Agency Securities (Cost $65,644,565)					59,802,009

	Foreign Government and Agency Securities in Reorganization (Cost $193,035) 0.0%†

l	Government of Lebanon, G, senior bond, 6.375%, 3/09/20	Lebanon		1,443,000		167,749

	U.S. Government and Agency Securities 0.1%

	U.S. Treasury Bond,
	1.875%, 2/15/41	United States		2,000		2,007
	1.75%, 8/15/41	United States		2,000		1,964
	1.625%, 11/15/50	United States		556,000		533,304
	1.875%, 2/15/51	United States		367,000		373,250

	U.S. Treasury Note,
	1.625%, 5/15/31	United States		738,000		752,472
	1.375%, 11/15/31	United States		130,700		129,924

	Total U.S. Government and Agency Securities (Cost $1,703,302)					1,792,921

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 6.6%
	Diversified Financial Services 5.0%
d	AASET Trust, 144A,
	[e] 2021-1A, A, 2.95%, 11/16/41	United States	247,747	$245,202
	2021-1A, B, 3.80%, 11/16/41	United States	1,287,741	1,230,437
d	Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	45,570	46,641
r	ACE Securities Corp. Home Equity Loan Trust, 2003-FM1, M1, FRN, 1.382%, (1-Month USD LIBOR + 1.29%), 11/25/32	United States	1,261,281	1,284,708
d	Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	175,457	182,865
d,r	AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 2.274%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000	285,376
d	AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States	170,624	68,686
d,r	Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 2.872%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States	250,000	244,095
d	American Credit Acceptance Receivables Trust, 144A, 2020-3, D, 2.40%, 6/15/26	United States	200,000	203,227
	2020-4, D, 1.77%, 12/14/26	United States	185,000	186,055
d,r	Apex Credit CLO Ltd., 2018-1A, DR, 144A, FRN, 3.535%, (3-Month USD LIBOR + 3.40%), 10/27/28	United States	1,000,000	994,492
d	Arbys Funding LLC, 2020-1A, A2, 144A, 3.237%, 7/30/50	United States	98,750	102,285
r	Argent Securities Inc., 2004-W3, M4, FRN, 3.479%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	188,909	210,942
d	Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000	25,014
d	Avis Budget Rental Car Funding AESOP LLC, 144A, 2020-2A, B, 2.96%, 2/20/27	United States	100,000	104,110
	2020-2A, C, 4.25%, 2/20/27	United States	100,000	106,962
d,r	Barings CLO Ltd., 2019-4A, C, 144A, FRN, 2.924%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000	400,577
d,r	Barings Euro CLO BV, 2014-1, 144A, FRN, 1.90%, (3-Month EURIBOR + 1.90%), 7/15/31	Netherlands	500,000	567,999
s	Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 2.655%, 5/25/36	United States	1,142,007	965,683
d	Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	179,038	179,558
d,r	BNPP IP CLO Ltd., 2017-2A, DR, 144A, FRN, 3.632%, (3-Month USD LIBOR + 3.50%), 10/30/25	United States	1,250,000	1,242,569
d,r	BSPRT Issuer Ltd., 2019-FL5, E, 144A, FRN, 2.94%, (1-Month USD LIBOR + 2.85%), 5/15/29	United States	1,000,000	999,764
d,r	BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 1.89%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	1,105,000	1,102,005
	California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	117,715
d,r	Carlyle US CLO Ltd., 2017-4A, C, 144A, FRN, 2.924%, (3-Month USD LIBOR + 2.80%), 1/15/30	United States	250,000	241,235
	Carmax Auto Owner Trust, 2018-4, D, 4.15%, 4/15/25	United States	60,000	61,842
d	Castlelake Aircraft Structured Trust, 2021-1A, A, 144A, 3.474%, 1/15/46	United States	345,001	352,657
d,r	Catamaran CLO Ltd., 144A, FRN, 2014-2, C, 3.622%, (3-Month USD LIBOR + 3.50%), 10/18/26	United States	2,030,000	2,038,232
	2014-2A, D, 4.972%, (3-Month USD LIBOR + 4.85%), 10/18/26	United States	1,000,000	988,476
	2017-1A, CR, 1.935%, (3-Month USD LIBOR + 1.80%), 1/27/28	United States	250,000	249,569
d,r	CHCP Ltd., 2021-FL1, C, 144A, FRN, 2.262%, (1-Month USD LIBOR + 2.21%), 2/15/38	United States	1,000,000	1,000,500
	CHL Mortgage Pass-Through Trust,
	[r] 2003-15, 1A1, FRN, 0.592%, (1-Month USD LIBOR + 0.50%), 6/25/42	United States	97,857	97,613
	2004-4, M, 5.50%, 5/25/34	United States	858,371	579,616
	2006-21, A8, 5.75%, 2/25/37	United States	340,014	234,636
	[s,t] 2006-HYB1, 2A2C, FRN, 2.667%, 3/20/36	United States	1,288,861	1,254,920
	[s] 2006-HYB4, 3B, FRN, 3.669%, 6/20/36	United States	1,597,977	1,357,337

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
d,r	CIFC Funding Ltd., 2021-7A, D, 144A, FRN, 3.128%, (3-Month USD LIBOR + 3.00%), 1/23/35	United States	315,000	$314,609
d	CLI Funding VIII LLC, 2021-1A, A, 144A, 1.64%, 2/18/46	United States	370,086	362,788
d,r	Connecticut Avenue Securities Trust, 144A, FRN, 2020-R01, 1M2, 2.142%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	45,148	45,359
	2021-R01, 1B1, 3.15%, (SOFR + 3.10%), 10/25/41	United States	100,000	100,530
d	CoreVest American Finance Trust, 144A,
	2019-2, B, 3.424%, 6/15/52	United States	100,000	105,894
	2020-4, C, 2.25%, 12/15/52	United States	100,000	97,582
d	CSMC Trust, 144A,
	[s] 2019-RP10, A1, FRN, 2.971%, 12/26/59	United States	139,180	139,721
	[s] 2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	108,282	108,993
	2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000	154,200
d,r	Cutwater Ltd., 2017-1A, CR, 144A, FRN, 3.724%, (3-Month USD LIBOR + 3.60%), 7/15/26	United States	1,000,000	1,001,879
d	DB Master Finance LLC, 144A, 2019-1A, A23, 4.352%, 5/20/49	United States	146,625	158,184
	2021-1A, A2II, 2.493%, 11/20/51	United States	55,000	54,808
d,s	DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.648%, 10/10/34	United States	100,000	101,845
d	Domino’s Pizza Master Issuer LLC, 144A,
	2017-1A, A23, 4.118%, 7/25/47	United States	163,625	173,968
	2018-1A, A2II, 4.328%, 7/25/48	United States	174,600	185,080
	2019-1A, A2, 3.668%, 10/25/49	United States	167,025	177,485
	2021-1A, A2I, 2.662%, 4/25/51	United States	223,875	226,073
	Drive Auto Receivables Trust, 2018-3, D, 4.30%, 9/16/24	United States	12,936	13,128
d	DT Auto Owner Trust, 144A,
	2020-3A, D, 1.84%, 6/15/26	United States	80,000	80,392
	2021-4A, D, 1.99%, 9/15/27	United States	105,000	104,885
d	Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	106,406	107,989
	Exeter Automobile Receivables Trust, [d] 2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000	94,789
	2020-3A, C, 1.32%, 7/15/25	United States	145,000	145,845
s	Fannie Mae Grantor Trust, 2004-T5, AB7, FRN, 0.586%, 5/28/35	United States	312,585	303,735
d	First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000	40,747
d	FirstKey Homes Trust, 144A,
	2020-SFR1, F1, 3.638%, 8/17/37	United States	225,000	229,614
	2020-SFR2, F1, 3.017%, 10/19/37	United States	320,000	321,004
d	Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000	92,983
d,r	FREMF Mortgage Trust, 2021-KF112, D, 144A, FRN, 3.04%, (1-Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	1,601,170
d,r	Galaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 6.01%, (3-Month USD LIBOR + 5.85%), 11/22/31	United States	260,000	254,811
d,r	Generate CLO 6 Ltd., 2019-1A, D, 144A, FRN, 4.128%, (3-Month USD LIBOR + 4.00%), 7/22/32	United States	455,000	456,330
d	GLS Auto Receivables Trust, 144A, 2020-1A, C, 2.72%, 11/17/25	United States	150,000	152,939
	2020-3A, C, 1.92%, 5/15/25	United States	330,000	333,780
d,r	GPMT Ltd., 144A, FRN,
	2018-FL1, C, 2.239%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,127,063	1,127,404
	2019-FL2, D, 3.039%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	950,000	945,868
d,r	Grand Avenue CRE, 2019-FL1, D, 144A, FRN, 2.889%, (1-Month USD LIBOR + 2.80%), 6/15/37	United States	1,250,000	1,249,866
d,r,t	Greystone CRE Notes Ltd., 2021-HC2, A, 144A, FRN, 1.89%, (1-Month USD LIBOR + 1.80%), 12/15/39	United States	105,000	105,000
d,r	Grosvenor Place CLO BV, 2015-1X, FRN, Reg S, 7.25%, (3-Month EURIBOR + 7.25%), 10/30/29	Netherlands	398,000	451,190
d,r	GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 2.042%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	872,553	876,287
d,r	Halcyon Loan Advisors Funding Ltd., 2014-1A, D, 144A, FRN, 3.622%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	1,490,000	1,488,703

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
d	HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000	$333,684
d	Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	210,238	207,836
	Legacy Mortgage Asset Trust,
	[d] 2019-GS3, A1, 144A, 3.75%, 4/25/59	United States	87,956	88,397
	[d] 2019-GS4, A1, 144A, 3.438%, 5/25/59	United States	139,767	140,002
	2019-PR1, A2, 4.50%, 9/25/59	United States	1,600,000	1,600,533
	[d] 2020-GS1, A1, 144A, 2.882%, 10/25/59	United States	220,346	221,027
d,r	Marathon CLO V Ltd., 2017-5A, CR, 144A, FRN, 2.91%, (3-Month USD LIBOR + 2.75%), 11/21/27	United States	2,200,000	2,142,930
d,r	Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 3.656%, (3-Month USD LIBOR + 3.50%), 5/13/28	United States	1,000,000	986,420
d	Marlette Funding Trust, 2019-4A, B, 144A, 2.95%, 12/17/29	United States	290,000	292,492
r	Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D, FRN, 0.412%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	854,807	808,102
d,s	Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	98,412
r	MortgageIT Mortgage Loan Trust, FRN, 2006-1, 2A1A, 0.512%, (1-Month USD LIBOR + 0.42%), 4/25/36	United States	1,847,613	1,702,321
	2006-1, 2A1B, 0.652%, (1-Month USD LIBOR + 0.56%), 4/25/36	United States	605,331	248,289
d,r	Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.774%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	2,000,000	2,010,128
d	MVW LLC, 2020-1A, C, 144A, 4.21%, 10/20/37	United States	190,376	195,967
d	MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	54,366	54,982
d	Navient Private Education Refi Loan Trust, 144A,
	2019-FA, B, 3.12%, 8/15/68	United States	210,000	216,095
	2019-GA, B, 3.08%, 10/15/68	United States	140,000	143,898
d,r	Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 2.036%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	410,802
d,r	Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 5.324%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	341,588
r	Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 0.647%, (1-Month USD LIBOR + 0.56%), 3/25/36	United States	1,328,910	1,342,506
d,r	Octagon Investment Partners XXII Ltd., 2018-1A, CRR, 144A, FRN, 2.028%, (3-Month USD LIBOR + 1.90%), 1/22/30	United States	250,000	249,250
d,r	OHA Credit Funding 2 Ltd., 2021-2A, DR, 144A, FRN, 3.43%, (3-Month USD LIBOR + 3.30%), 4/21/34	United States	335,000	332,906
d,r	OHA Credit Funding 4 Ltd., 2021-4A, ER, 144A, FRN, 6.528%, (3-Month USD LIBOR + 6.40%), 10/22/36	United States	310,000	307,210
d	OneMain Financial Issuance Trust, 144A,
	2015-3A, B, 4.16%, 11/20/28	United States	155,000	155,230
	2020-2A, C, 2.76%, 9/14/35	United States	100,000	102,223
d,r	Pikes Peak CLO, 2021-4A, ER, 144A, FRN, 6.734%, (3-Month USD LIBOR + 6.61%), 7/15/34	United States	250,000	245,378
d	Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	147,375	153,174
d	Prestige Auto Receivables Trust, 144A,
	2019-1A, E, 3.90%, 5/15/26	United States	100,000	101,926
	2020-1A, E, 3.67%, 2/15/28	United States	100,000	102,626
d	Progress Residential Trust, 144A,
	2019-SFR1, E, 4.466%, 8/17/35	United States	115,000	115,358
	2019-SFR2, E, 4.142%, 5/17/36	United States	175,000	175,944
	2020-SFR3, F, 2.796%, 10/17/27	United States	100,000	99,048
	2021-SFR2, E2, 2.647%, 4/19/38	United States	100,000	99,461
	2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	228,569
	2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	256,236
r	Ramp Series Trust, 2003-RS9, MII3, FRN, 3.317%, (1-Month USD LIBOR + 2.15%), 10/25/33	United States	1,140,907	1,153,145

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
d,s	RBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN, 2.128%, 10/25/35	United States	308,960	$306,330
	Santander Drive Auto Receivables Trust,
	2020-1, D, 5.35%, 3/15/28	United States	240,000	256,510
	2020-2, D, 2.22%, 9/15/26	United States	100,000	101,678
r	Saxon Asset Securities Trust, 2002-3, M2, FRN, 2.679%, (1-Month USD LIBOR + 2.59%), 12/25/32	United States	1,133,472	1,149,060
d	SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	97,612
d,s	Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,710,689	1,502,118
d	Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	187,575	186,004
d,r	Silvermore CLO Ltd., 2014-1A, C, 144A, FRN, 3.606%, (3-Month USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,251,840
d	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	386,522	385,926
r	SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	200,000	194,916
d,r	SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 0.839%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	52,911	53,113
d	SoFi Consumer Loan Program Trust, 144A,
	2018-1, B, 3.65%, 2/25/27	United States	30,473	30,694
	2019-4, C, 2.84%, 8/25/28	United States	130,000	132,165
d	SoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	27,840	27,999
r	Soundview Home Loan Trust, 2006-WF2, M3, FRN, 0.767%, (1-Month USD LIBOR + 0.68%), 12/25/36	United States	1,747,858	2,399,154
d	SpringCastle America Funding LLC, 2020-AA, A, 144A, 1.97%, 9/25/37	United States	197,457	197,350
d	Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	164,302	146,826
d	Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	121,563	126,410
d,r	Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.616%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,266,287	1,268,898
d,r	Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 4.49%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	2,375
d	Textainer Marine Containers VII Ltd., 2021-1A, A, 144A, 1.68%, 2/20/46	Bermuda	178,600	174,591
d	Towd Point Mortgage Trust, 144A, FRN,
	[s] 2018-5, M1, 3.25%, 7/25/58	United States	100,000	103,196
	[s] 2019-2, M1, 3.75%, 12/25/58	United States	200,000	208,685
	[s] 2019-4, A1, 2.90%, 10/25/59	United States	296,601	305,946
	[r] 2019-HE1, M2, 1.842%, (1-Month USD LIBOR + 1.75%), 4/25/48	United States	1,481,000	1,493,247
d,r	TPG Real Estate Finance Issuer Ltd., 2018-FL2, C, 144A, FRN, 2.389%, (1-Month USD LIBOR + 2.30%), 11/15/37	United States	1,000,000	1,000,728
d	Tricon American Homes Trust, 2020-SFR2, E1, 144A, 2.73%, 11/17/39	United States	100,000	98,372
d	VCAT LLC, 144A,
	2021-NPL1, A1, 2.289%, 12/26/50	United States	78,836	78,944
	2021-NPL5, A1, 1.868%, 8/25/51	United States	97,445	96,942
d,r	VMC Finance LLC, 144A, FRN,
	2019-FL3, C, 2.139%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	877,657
	2021-FL4, C, 2.339%, (1-Month USD LIBOR + 2.25%), 6/16/36	United States	1,000,000	999,805
d,r	Voya CLO Ltd., 2014-3A, D, 144A, FRN, 5.124%, (3-Month USD LIBOR + 5.00%), 7/25/26	United States	2,100,000	2,098,137
d,s	WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 2.355%, 12/27/49	United States	2,866,082	2,337,166
d	Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	180,569	177,677
s	Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 2.595%, 10/25/37	United States	145,360	142,307
d	Wendy’s Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	211,750	221,585

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
d	Westlake Automobile Receivables Trust, 2020-3A, D, 144A, 1.65%, 2/17/26	United States	120,000	$120,618

				71,457,733

	Equity Real Estate Investment Trusts (REITs) 0.0%†
d	American Homes 4 Rent, 144A, 2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	270,475
	2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	109,019
	2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	226,838
d	Diamond Resorts Owner Trust, 144A,
	2017-1A, C, 6.07%, 10/22/29	United States	16,686	16,834
	2018-1, C, 4.53%, 1/21/31	United States	40,747	41,590
	2019-1A, B, 3.53%, 2/20/32	United States	39,067	39,811

				704,567

	Mortgage Real Estate Investment Trusts (REITs) 1.6%
d	510 Asset Backed Trust, 2021-NPL1, A1, 144A, 2.24%, 6/25/61	United States	145,459	144,905
	Alternative Loan Trust, 2007-6, A4, 5.75%, 4/25/47	United States	1,128,568	931,199
r	American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 0.372%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	148,507	143,779
	Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	3,656	3,793
	Banc of America Funding Trust,
	[e] 2003-1, B2, 6.00%, 5/20/33	United States	170,304	115,484
	2005-8, 1A1, 5.50%, 1/25/36	United States	400,399	390,689
	2007-4, 5A1, 5.50%, 11/25/34	United States	40,895	41,310
s	Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 2.502%, 2/25/35	United States	2,855	2,949
d,r	BBCMS Mortgage Trust, 2020-BID, B, 144A, FRN, 2.63%, (1-Month USD LIBOR + 2.54%), 10/15/37	United States	210,000	210,606
d,r	BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 0.249%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	388,374	399,877
s	Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 3.007%, 5/25/37	United States	1,229,562	1,214,571
d,r	BXMT Ltd., 2021-FL4, C, 144A, FRN, 1.84%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	2,500,000	2,495,146
d	CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	175,232	175,363
d,s	Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 5.107%, 5/10/47	United States	330,000	307,869
	Citigroup Mortgage Loan Trust,
	2006-WF1, A2C, 4.831%, 3/25/36	United States	474,250	287,060
	[d,s] 2009-10, 6A2, 144A, FRN, 2.167%, 9/25/34	United States	27,260	28,529
	[d] 2019-E, A1, 144A, 3.228%, 11/25/70	United States	205,652	206,000
	Countrywide Alternative Loan Trust,
	2003-22CB, 1A1, 5.75%, 12/25/33	United States	28,505	29,686
	2004-16CB, 1A1, 5.50%, 7/25/34	United States	13,685	14,046
	2004-16CB, 3A1, 5.50%, 8/25/34	United States	13,711	14,063
	2004-3T1, M, 6.00%, 5/25/34	United States	250,846	200,284
	2004-J10, 2CB1, 6.00%, 9/25/34	United States	45,880	47,759
	2005-J1, 2A1, 5.50%, 2/25/25	United States	2,140	2,164
r	Countrywide Asset-Backed Certificates, 2005-15, M3, FRN, 0.612%, (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000	2,262,889
s	Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 2.603%, 9/20/34	United States	39,696	40,012
d,r	Credit Suisse Commercial Mortgage Securities Corp., 2019-SKLZ, D, 144A, FRN, 3.69%, (1-Month USD LIBOR + 3.60%), 1/15/34	United States	84,000	83,335
	Credit Suisse First Boston Mortgage Securities Corp.,
	2002-10, 1B, 7.50%, 5/25/32	United States	149,864	141,436
	2003-27, 4A4, 5.75%, 11/25/33	United States	12,934	13,880
	2005-8, 1A3, 5.25%, 9/25/35	United States	89,766	88,025

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
d	CSMC OA LLC, 144A,
	2014-USA, A2, 3.953%, 9/15/37	United States	150,000	$158,660
	2014-USA, E, 4.373%, 9/15/37	United States	400,000	359,669
r	DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 0.749%, (1-Month USD LIBOR + 0.66%), 9/19/45	United States	31,789	24,072
d,r	FHLMC, 2021-DNA7, M2, 144A, FRN, 1.848%, (SOFR + 1.80%), 11/25/41	United States	100,000	100,312
r	FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 3.392%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	88,769	90,154
s	GS Mortgage Securities Trust,
	[d] 2011-GC5, C, 144A, FRN, 5.302%, 8/10/44	United States	100,000	85,987
	[d] 2011-GC5, D, 144A, FRN, 5.302%, 8/10/44	United States	195,000	96,525
	2014-GC18, B, FRN, 4.885%, 1/10/47	United States	100,000	99,365
	GSR Mortgage Loan Trust,
	2005-4F, 6A1, 6.50%, 2/25/35	United States	7,786	7,917
	[s] 2005-AR6, 4A5, FRN, 2.71%, 9/25/35	United States	23,642	23,810
r	Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 0.729%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	71,474	66,474
	IndyMac INDX Mortgage Loan Trust, FRN,
	[s] 2004-AR15, B1, 2.674%, 2/25/35	United States	1,606,419	1,394,209
	[r] 2004-AR7, A5, 1.312%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	34,477	33,108
	[s] 2005-AR11, A3, 2.956%, 8/25/35	United States	38,943	35,656
	[r] 2006-AR2, 2A1, 0.512%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	173,590	139,542
	[s] 2006-AR3, 3A1A, 3.07%, 4/25/36	United States	1,860,909	1,895,579
s	JPMorgan Alternative Loan Trust, 2006-A2, 2A2, FRN, 2.922%, 5/25/36	United States	1,323,765	1,010,368
d,s	JPMorgan Chase Commercial Mortgage Securities Trust, 144A, FRN,
	2012-C8, C, 4.779%, 10/15/45	United States	100,000	100,822
	2012-LC9, C, 4.508%, 12/15/47	United States	100,000	101,130
	2012-LC9, D, 4.508%, 12/15/47	United States	120,000	118,248
	JPMorgan Mortgage Trust,
	2004-S1, 2A1, 6.00%, 9/25/34	United States	62,733	66,217
	[s] 2006-A3, 2B1, FRN, 2.665%, 4/25/35	United States	1,877,673	1,269,232
	[s] 2007-A1, 4A2, FRN, 2.307%, 7/25/35	United States	1,251	1,256
	[d,s] 2020-2, B4, 144A, FRN, 3.862%, 7/25/50	United States	984,501	1,009,931
r	Lehman XS Trust Series, 2006-2N, 1A1, FRN, 0.612%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	29,781	27,598
	MASTR Alternative Loan Trust,
	2004-2, 8A4, 5.50%, 3/25/34	United States	122,266	126,413
	2004-8, 2A1, 6.00%, 9/25/34	United States	26,776	27,857
s	Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 2.021%, 5/25/36	United States	1,694	1,728
s	Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.496%, 8/15/46	United States	200,000	145,291
d,s	Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.385%, 6/15/44	United States	150,000	127,820
d,s	MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.425%, 10/15/30	United States	340,000	293,120
d	PRPM LLC, 144A,
	[s] 2021-2, A2, FRN, 3.77%, 3/25/26	United States	130,000	129,088
	2021-3, A1, 1.867%, 4/25/26	United States	178,598	178,082
	[s] 2021-9, A1, FRN, 2.363%, 10/25/26	United States	137,645	136,987
s	RFMSI Trust, 2005-SA1, 1A1, FRN, 3.623%, 3/25/35	United States	87,663	52,896
s	Structured Adjustable Rate Mortgage Loan Trust Series, 2006-8, 1A2, FRN, 3.101%, 9/25/36	United States	195,014	170,917
r	Structured ARM Loan Trust, 2005-14, A1, FRN, 0.402%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	184,323	131,926
d	Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	189,481

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
d	VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	93,422	$93,322
d	VOLT XCII LLC, 2021-NPL2, A1, 144A, 1.893%, 2/27/51	United States	232,595	231,427
d	VOLT XCIV LLC, 2021-NPL3, A2, 144A, 4.949%, 2/27/51	United States	215,000	213,188
	Wells Fargo Commercial Mortgage Trust,
	[s] 2013-LC12, B, FRN, 4.441%, 7/15/46	United States	190,000	189,369
	2014-LC16, C, 4.458%, 8/15/50	United States	215,000	134,375
	[s] 2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	98,328
	[s] 2016-C36, C, FRN, 4.311%, 11/15/59	United States	100,000	88,333
	[d,s] 2019-JWDR, C, 144A, FRN, 3.139%, 9/15/31	United States	290,000	286,997
	WFRBS Commercial Mortgage Trust,
	[d,s] 2011-C3, D, 144A, FRN, 5.513%, 3/15/44	United States	243,673	121,154
	[d,s] 2011-C4, E, 144A, FRN, 5.024%, 6/15/44	United States	120,000	92,077
	[s] 2012-C10, C, FRN, 4.494%, 12/15/45	United States	320,000	286,053
	[d,s] 2012-C6, D, 144A, FRN, 5.982%, 4/15/45	United States	150,000	150,530
	[s] 2012-C7, C, FRN, 4.946%, 6/15/45	United States	25,000	19,362
	[d,s] 2012-C7, D, 144A, FRN, 4.946%, 6/15/45	United States	130,000	72,686
	[d,s] 2012-C7, E, 144A, FRN, 4.946%, 6/15/45	United States	75,000	13,978
	2014-C20, B, 4.378%, 5/15/47	United States	100,000	102,220
	[s] 2014-C24, B, FRN, 4.204%, 11/15/47	United States	100,000	100,111

				22,357,665

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $93,483,079)			94,519,965

	Municipal Bonds in Reorganization 0.5%
	Puerto Rico 0.5%
l	Commonwealth of Puerto Rico,
	8.00%, 7/01/35	United States	6,335,000	5,558,963
	5.50%, 7/01/39	United States	715,000	673,887
	5.00%, 7/01/41	United States	1,000,000	900,000

	Total Municipal Bonds in Reorganization (Cost $4,164,941)			7,132,850

		Number of Contracts	Notional Amount#
	Options Purchased 0.1%
	Calls – Exchange-Traded 0.0%†
	Aerojet Rocketdyne Holdings Inc., February Strike Price $45.00, Expires 2/18/22	26	2,600	4,810
	The AES Corp., January Strike Price $27.00, Expires 1/21/22	1,199	119,900	15,587
	Amyris Inc., March Strike Price $10.00, Expires 3/18/22	91	9,100	4,004
	Avaya Holdings Corp., January Strike Price $22.50, Expires 1/21/22	18	1,800	1,368
	Carnival Corp., January Strike Price $30.00, Expires 1/21/22	20	2,000	180
	Casino Guichard Perrachon SA, December Strike Price 26.00 EUR, Expires 12/17/21	86	8,600	98
	CBOE Volatility Index, December Strike Price $21.00, Expires 12/22/21	152	15,200	84,512
	CBOE Volatility Index, December Strike Price $22.00, Expires 12/22/21	124	12,400	66,464
	CBOE Volatility Index, December Strike Price $23.00, Expires 12/22/21	121	12,100	56,870
	CBOE Volatility Index, January Strike Price $24.00, Expires 1/19/22	134	13,400	74,102
	CBOE Volatility Index, January Strike Price $25.00, Expires 1/19/22	227	22,700	115,770
	CBOE Volatility Index, January Strike Price $30.00, Expires 1/19/22	74	7,400	27,380
	CBOE Volatility Index, February Strike Price $30.00, Expires 2/16/22	69	6,900	30,360
	Cinemark Holdings Inc., January Strike Price $25.00, Expires 1/21/22	40	4,000	1,000
	GOL Linhas Aereas Inteligentes SA, January Strike Price $9.00, Expires 1/21/22	59	5,900	472

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Calls – Exchange-Traded† (continued)
Helix Energy Solutions Group Inc., December Strike Price $5.00, Expires 12/17/21	82	8,200	$410
Intel Corp., January Strike Price $70.00, Expires 1/21/22	100	10,000	400
Nikola Corp., January Strike Price $12.50, Expires 1/21/22	196	19,600	16,268
Nikola Corp., January Strike Price $14.00, Expires 1/21/22	95	9,500	5,510
Norwegian Cruise Line Holdings Ltd., January Strike Price $32.50, Expires 1/21/22	73	7,300	730
Norwegian Cruise Line Holdings Ltd., February Strike Price $27.50, Expires 2/18/22	73	7,300	3,139
NuVasive Inc., December Strike Price $70.00, Expires 12/17/21	14	1,400	350
Pebblebrook Hotel Trust, December Strike Price $30.00, Expires 12/17/21	20	2,000	300
S&P 500 Index, December Strike Price $4,600.00, Expires 12/31/21	7	700	65,800
SPDR Gold Shares ETF, June Strike Price $200.00, Expires 6/17/22	147	14,700	18,228
Spirit Airlines Inc., January Strike Price $30.00, Expires 1/21/22	20	2,000	360
Tronox Holdings PLC, December Strike Price $27.00, Expires 12/17/21	38	3,800	380
Tronox Holdings PLC, February Strike Price $27.00, Expires 2/18/22	38	3,800	1,140
Vodafone Group PLC, December Strike Price 1.25 GBP, Expires 12/17/21	64	64,000	—
Vodafone Group PLC, March Strike Price 1.20 GBP, Expires 3/18/22	65	65,000	2,377
Vroom Inc., December Strike Price $35.00, Expires 12/17/21	10	1,000	50
Willis Towers Watson PLC, December Strike Price $250.00, Expires 12/17/21	23	2,300	1,092
Zogenix Inc., December Strike Price $19.00, Expires 12/17/21	12	1,200	120

			599,631

Calls – Over-the-Counter 0.0%†
Currency Options 0.0%†
USD/RUB, Counterparty BZWS, December Strike Price 82.00 RUB, Expires 12/23/21	1	130,000	200

Puts – Exchange-Traded 0.1%
Advanced Micro Devices Inc., January Strike Price $135.00, Expires 1/21/22	306	30,600	119,952
Alcon Inc., May Strike Price $70.00, Expires 5/20/22	14	1,400	3,080
American Airlines Group Inc., January Strike Price $10.00, Expires 1/20/23	40	4,000	2,920
Arbor Realty Trust Inc., December Strike Price $17.50, Expires 12/17/21	37	3,700	1,480
Avis Budget Group Inc., January Strike Price $270.00, Expires 1/21/22	17	1,700	55,046
Bath & Body Works Inc., January Strike Price $70.00, Expires 1/21/22	62	6,200	18,104
Box Inc., December Strike Price $22.00, Expires 12/17/21	300	30,000	24,900
Box Inc., December Strike Price $23.00, Expires 12/17/21	17	1,700	2,006
Callaway Golf Co., January Strike Price $26.00, Expires 1/21/22	824	82,400	111,240
Callaway Golf Co., January Strike Price $28.00, Expires 1/21/22	16	1,600	3,800
CBOE Volatility Index, December Strike Price $21.00, Expires 12/22/21	280	28,000	36,400
CBOE Volatility Index, December Strike Price $22.00, Expires 12/22/21	241	24,100	42,175
CBOE Volatility Index, December Strike Price $23.00, Expires 12/22/21	222	22,200	48,840
CBOE Volatility Index, January Strike Price $30.00, Expires 1/19/22	142	14,200	110,334
Cinemark Holdings Inc., January Strike Price $10.00, Expires 1/21/22	90	9,000	1,800
Coinbase Global Inc., March Strike Price $200.00, Expires 3/18/22	18	1,800	9,918
The Cooper Cos Inc., May Strike Price $360.00, Expires 5/20/22	3	300	7,080
Crown Holdings Inc., January Strike Price $100.00, Expires 1/21/22	111	11,100	24,420
Fluor Corp., January Strike Price $15.00, Expires 1/21/22	30	3,000	675
Fluor Corp., January Strike Price $17.50, Expires 1/21/22	30	3,000	1,500
Fluor Corp., January Strike Price $20.00, Expires 1/21/22	30	3,000	2,850
Iron Mountain Inc., January Strike Price $40.00, Expires 1/21/22	24	2,400	960
Iron Mountain Inc., March Strike Price $42.50, Expires 3/18/22	34	3,400	5,508
iShares MSCI Emerging Markets ETF, December Strike Price $47.50, Expires 12/31/21	431	43,100	51,720
The Marcus Corp., December Strike Price $10.00, Expires 12/17/21	37	3,700	1,388

60	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased (continued)
	Puts – Exchange-Traded (continued)
	Owens & Minor Inc., March Strike Price $30.00, Expires 3/18/22	96	9,600	$13,680
	S&P 500 Index, February Strike Price $4,500.00, Expires 2/18/22	29	2,900	430,940
	Shift Technologies Inc., December Strike Price $5.00, Expires 12/17/21	56	5,600	3,080
	SPDR S&P Retail ETF, December Strike Price $92.00, Expires 12/17/21	25	2,500	4,750
	SPDR S&P Retail ETF, January Strike Price $75.00, Expires 1/21/22	64	6,400	4,224
	SPDR S&P Retail ETF, January Strike Price $85.00, Expires 1/21/22	58	5,800	10,556

				1,155,326

	Puts – Over-the-Counter 0.0%†
	The Western Union Co., Counterparty BOFA, May Strike Price $14.00, Expires 5/20/22	124	12,400	11,160

	Total Options Purchased (Cost $2,507,834)			1,766,317

	Total Investments before Short Term Investments (Cost $956,481,614)			1,112,195,610

		Country	Shares
	Short Term Investments 15.8%
	Money Market Funds 14.0%
u,v	Dreyfus Government Cash Management, Institutional, 0.03%	United States	17,573,076	17,573,076
u	Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	183,354,689	183,354,689

	Total Money Market Funds (Cost $200,927,765)			200,927,765

w	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds 0.4%
u,x	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	5,752,000	5,752,000

			Principal Amount*
	Repurchase Agreements 0.1%
y	Joint Repurchase Agreement, 0.05%, 12/01/21 (Maturity Value $1,439,227)	United States	1,439,225	1,439,225
	J.P. Morgan Securities LLC Collateralized by [z]U.S. Government Agency Obligations, 12/14/21-2/08/22 (valued at $1,468,011)

	Total Investments from Cash Collateral Received for Loaned Securities (Cost $7,191,225)			7,191,225

	U.S. Government and Agency Securities 1.3%
z	Federal Home Loan Bank Discount Notes, 12/01/21	United States	5,805,000	5,805,000
	[z] U.S. Treasury Bill,
	4/21/22	United States	12,000,000	11,996,827
	8/11/22	United States	940,000	939,150

	Total U.S. Government and Agency Securities (Cost $18,742,681)			18,740,977

	Total Investments (Cost $1,183,343,285) 93.4%			1,339,055,577
	Options Written (0.0)%†			(434,251)
	Securities Sold Short (17.5)%			(250,220,336)
	Other Assets, less Liabilities 24.1%			344,709,462

	Net Assets 100.0%			$1,433,110,452

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
aa	Options Written (0.0)%†
	Calls – Exchange-Traded (0.0)%†
	Abbott Laboratories, December Strike Price $130.00, Expires 12/17/21	4	400	$(484)
	Accenture PLC, A, December Strike Price $360.00, Expires 12/17/21	1	100	(1,150)
	Applied Materials Inc., December Strike Price $150.00, Expires 12/17/21	3	300	(1,230)
	Bath & Body Works Inc., January Strike Price $80.00, Expires 1/21/22	15	1,500	(4,335)
	Bath & Body Works Inc., January Strike Price $85.00, Expires 1/21/22	46	4,600	(7,268)
	The Blackstone Group Inc., A, December Strike Price $135.00, Expires 12/17/21	3	300	(3,000)
	Box Inc., A, December Strike Price $27.00, Expires 12/17/21	118	11,800	(3,540)
	Box Inc., A, December Strike Price $29.00, Expires 12/17/21	130	13,000	(1,950)
	Callaway Golf Co., January Strike Price $31.00, Expires 1/21/22	350	35,000	(15,750)
	Casino Guichard Perrachon SA, December Strike Price 30.00 EUR, Expires 12/17/21	43	4,300	(49)
	Casino Guichard Perrachon SA, December Strike Price 34.00 EUR, Expires 12/17/21	43	4,300	(49)
	Citigroup Inc., December Strike Price $75.00, Expires 12/17/21	5	500	(40)
	ConocoPhillips, December Strike Price $80.00, Expires 12/17/21	7	700	(196)
	Eli Lilly & Co., W, December Strike Price $260.00, Expires 12/17/21	2	200	(630)
	EOG Resources Inc., December Strike Price $100.00, Expires 12/17/21	4	400	(200)
	Fox Corp., December Strike Price $46.00, Expires 12/17/21	11	1,100	(192)
	The Goldman Sachs Group Inc., December Strike Price $440.00, Expires 12/17/21	1	100	(39)
	Hertz Global Holdings Inc., December Strike Price $30.00, Expires 12/17/21	14	1,400	(630)
	Hertz Global Holdings Inc., February Strike Price $25.00, Expires 2/18/22	37	3,700	(13,320)
	JPMorgan Chase & Co., December Strike Price $175.00, Expires 12/17/21	2	200	(52)
	Kraton Corp., December Strike Price $50.00, Expires 12/17/21	80	8,000	(400)
	Marathon Petroleum Corp., December Strike Price $72.50, Expires 12/17/21	1	100	(13)
	Merck & Co. Inc., December Strike Price $82.50, Expires 12/17/21	4	400	(180)
	MetLife Inc., December Strike Price $70.00, Expires 12/17/21	7	700	(28)
	Microsoft Corp., December Strike Price $320.00, Expires 12/17/21	1	100	(1,518)
	Morgan Stanley, December Strike Price $110.00, Expires 12/17/21	1	100	(10)
	MPLX LP, December Strike Price $31.43, Expires 12/17/21	12	1,200	(144)
	NetApp Inc., December Strike Price $100.00, Expires 12/17/21	4	400	(280)
	Nexstar Media Group Inc., December Strike Price $165.00, Expires 12/17/21	1	100	(65)
	NVIDIA Corp., December Strike Price $247.50, Expires 12/17/21	1	100	(7,689)
	OneMain Holdings Inc., A, December Strike Price $65.00, Expires 12/17/21	7	700	(56)
	Oracle Corp., December Strike Price $105.00, Expires 12/17/21	5	500	(110)
	S&P 500 Index, December Strike Price $4,800.00, Expires 12/31/21	7	700	(8,610)
	SPX FLOW Inc., December Strike Price $85.00, Expires 12/17/21	13	1,300	(4,290)
	SPX FLOW Inc., March Strike Price $85.00, Expires 3/18/22	9	900	(5,355)
	Target Corp., December Strike Price $270.00, Expires 12/17/21	1	100	(42)
	Texas Instruments Inc., December Strike Price $210.00, Expires 12/17/21	1	100	(38)
	Wells Fargo & Co., December Strike Price $52.50, Expires 12/17/21	7	700	(175)
	Willis Towers Watson PLC, December Strike Price $260.00, Expires 12/17/21	16	1,600	(240)
	Willis Towers Watson PLC, December Strike Price $270.00, Expires 12/17/21	7	700	(1,662)

				(85,009)

	Puts – Exchange-Traded (0.0)%†
	Amyris Inc., March Strike Price $6.00, Expires 3/18/22	76	7,600	(6,840)
	Avaya Holdings Corp., January Strike Price $17.50, Expires 1/21/22	8	800	(608)
	Avis Budget Group Inc., January Strike Price $200.00, Expires 1/21/22	17	1,700	(14,246)
	Bath & Body Works Inc., January Strike Price $60.00, Expires 1/21/22	30	3,000	(2,310)
	Carnival Corp., January Strike Price $22.50, Expires 1/21/22	20	2,000	(10,560)

62	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
aa	Options Written† (continued)
	Puts – Exchange-Traded† (continued)
	Cinemark Holdings Inc., January Strike Price $15.00, Expires 1/21/22	40	4,000	$(5,800)
	Crown Holdings Inc., January Strike Price $87.50, Expires 1/21/22	111	11,100	(10,545)
	GOL Linhas Aereas Inteligentes SA, January Strike Price $7.00, Expires 1/21/22	59	5,900	(8,998)
	Nikola Corp., January Strike Price $7.50, Expires 1/21/22	67	6,700	(3,015)
	Nikola Corp., January Strike Price $10.00, Expires 1/21/22	129	12,900	(18,963)
	Nikola Corp., January Strike Price $11.00, Expires 1/21/22	33	3,300	(7,095)
	Nikola Corp., January Strike Price $12.50, Expires 1/21/22	65	6,500	(21,450)
	Norwegian Cruise Line Holdings Ltd., January Strike Price $25.00, Expires 1/21/22	40	4,000	(24,560)
	Norwegian Cruise Line Holdings Ltd., February Strike Price $20.00, Expires 2/18/22	73	7,300	(20,075)
	NuVasive Inc., December Strike Price $60.00, Expires 12/17/21	14	1,400	(16,660)
	Owens & Minor Inc., March Strike Price $20.00, Expires 3/18/22	96	9,600	(2,880)
	S&P 500 Index, December Strike Price $3,700.00, Expires 12/31/21	7	700	(8,190)
	S&P 500 Index, February Strike Price $3,900.00, Expires 2/18/22	29	2,900	(151,293)
	Spirit Airlines Inc., January Strike Price $22.50, Expires 1/21/22	20	2,000	(5,720)
	SunPower Corp., January Strike Price $23.00, Expires 1/21/22	77	7,700	(5,544)
	Vodafone Group PLC, March Strike Price 1.05 GBP, Expires 3/18/22	65	65,000	(3,890)

				(349,242)

	Total Options Written (Premiums Received $724,467)			(434,251)

		Country	Shares
bb	Securities Sold Short (17.5)%
	Common Stocks (7.6)%
	Aerospace & Defense (0.0)%†
	Parsons Corp.	United States	12,523	(415,638)

	Air Freight & Logistics (0.4)%
	Air Transport Services Group Inc.	United States	11,629	(287,120)
	Atlas Air Worldwide Holdings Inc.	United States	23,051	(2,019,498)
	C.H. Robinson Worldwide Inc.	United States	8,898	(846,111)
	United Parcel Service Inc., B	United States	9,277	(1,840,278)

				(4,993,007)

	Airlines (0.0)%†
	GOL Linhas Aereas Inteligentes SA, ADR	Brazil	12,002	(67,571)
	Jetblue Airways Corp.	United States	4,303	(57,746)
	Spirit Airlines Inc.	United States	6,112	(127,802)

				(253,119)

	Auto Components (0.1)%
	Patrick Industries Inc.	United States	6,254	(498,882)
	Quantumscape Corp., A	United States	17,167	(495,096)
	Veoneer Inc.	Sweden	10,769	(383,376)

				(1,377,354)

	Automobiles (0.2)%
	Fisker Inc.	United States	59,995	(1,283,293)
	Li Auto Inc., ADR	China	30,872	(1,094,104)
	NIO Inc., ADR	China	6,978	(273,049)

				(2,650,446)

	Banks (0.0)%†
	Hope Bancorp Inc.	United States	11,470	(164,594)

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
bb	Securities Sold Short (continued)
	Common Stocks (continued)
	Biotechnology (0.5)%
	Avid Bioservices Inc.	United States	38,749	$(1,184,169)
	BioMarin Pharmaceutical Inc.	United States	1,852	(159,809)
	Coherus Biosciences Inc.	United States	46,342	(860,571)
	Dynavax Technologies Corp.	United States	66,558	(1,074,912)
	Gossamer Bio Inc.	United States	47,102	(510,586)
	Insmed Inc.	United States	29,179	(803,006)
	Intercept Pharmaceuticals Inc.	United States	42,421	(730,065)
	Ionis Pharmaceuticals Inc.	United States	5,582	(147,923)
	Karyopharm Therapeutics Inc.	United States	30,543	(212,274)
	Ligand Pharmaceuticals Inc.	United States	1,161	(187,989)
	Mannkind Corp.	United States	177,201	(820,441)
	Pharming Group NV	Netherlands	48,818	(39,009)

				(6,730,754)

	Capital Markets (0.9)%
	Apollo Global Management Inc., A	United States	83,620	(5,918,624)
	S&P Global Inc.	United States	14,351	(6,540,181)

				(12,458,805)

	Chemicals (0.0)%†
	Amyris Inc.	United States	55,747	(382,424)

	Consumer Finance (0.4)%
	Encore Capital Group Inc.	United States	69,822	(4,073,415)
	EZCORP Inc., A	United States	53,647	(396,988)
	LendingTree Inc.	United States	680	(77,098)
	PRA Group Inc.	United States	19,165	(813,746)
	SoFi Technologies Inc.	United States	19,673	(338,376)
	Upstart Holdings Inc.	United States	2,510	(514,274)
	Zip Co. Ltd.	Australia	23,000	(82,760)

				(6,296,657)

	Diversified Consumer Services (0.0)%†
	Chegg Inc.	United States	1,295	(36,066)
	Stride Inc.	United States	12,983	(443,110)

				(479,176)

	Diversified Telecommunication Services (0.0)%†
	Radius Global Infrastructure Inc., A	United States	29,267	(482,906)

	Electric Utilities (0.6)%
	Duke Energy Corp.	United States	26,597	(2,580,175)
	Eversource Energy	United States	21,351	(1,756,547)
	The Southern Co.	United States	41,665	(2,545,732)
	Terna Rete Elettrica Nazionale SpA	Italy	218,902	(1,627,829)

				(8,510,283)

	Electrical Equipment (0.1)%
	Array Technologies Inc.	United States	12,598	(226,953)
	Blink Charging Co.	United States	11,845	(455,203)
	Stem Inc.	United States	8,886	(188,561)

				(870,717)

	Electronic Equipment, Instruments & Components (0.1)%
	II-VI Inc.	United States	3,346	(209,225)
	Itron Inc.	United States	10,915	(675,748)
	OSI Systems Inc.	United States	4,211	(382,906)

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
bb	Securities Sold Short (continued)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
	PAR Technology Corp.	United States	7,349	$(384,867)
	Vishay Intertechnology Inc.	United States	7,558	(153,957)

				(1,806,703)

	Energy Equipment & Services (0.0)%†
	Helix Energy Solutions Group Inc.	United States	148,590	(451,714)

	Entertainment (0.2)%
	Cinemark Holdings Inc.	United States	62,092	(963,668)
	Live Nation Entertainment Inc.	United States	2,460	(262,359)
	The Marcus Corp.	United States	60,556	(1,057,913)
	Sea Ltd., ADR	Taiwan	1,245	(358,647)

				(2,642,587)

	Equity Real Estate Investment Trusts (REITs) (0.2)%
	Braemar Hotels & Resorts Inc.	United States	46,226	(201,546)
	Innovative Industrial Properties Inc., A	United States	7,076	(1,817,329)
	Pebblebrook Hotel Trust	United States	38,063	(797,420)
	Summit Hotel Properties Inc.	United States	54,453	(487,354)

				(3,303,649)

	Food & Staples Retailing (0.1)%
	The Chefs’ Warehouse Inc.	United States	31,079	(965,625)

	Food Products (0.1)%
	Beyond Meat Inc.	United States	2,516	(176,774)
	Kellogg Co.	United States	12,215	(747,314)

				(924,088)

	Gas Utilities (0.4)%
	Atmos Energy Corp.	United States	27,619	(2,494,548)
	Snam SpA	Italy	85,169	(479,953)
	South Jersey Industries Inc.	United States	69,636	(1,636,446)
	UGI Corp.	United States	28,746	(1,185,772)

				(5,796,719)

	Health Care Equipment & Supplies (0.2)%
	Alphatec Holdings Inc.	United States	32,211	(357,542)
	Cutera Inc.	United States	23,916	(833,712)
	Mesa Laboratories Inc.	United States	1,643	(507,342)
	NuVasive Inc.	United States	5,592	(268,751)
	SmileDirectClub Inc., A	United States	65,172	(200,078)
	Varex Imaging Corp.	United States	47,874	(1,366,803)

				(3,534,228)

	Health Care Providers & Services (0.0)%†
	1Life Healthcare Inc.	United States	6,029	(96,042)
	Brookdale Senior Living Inc.	United States	21,664	(126,951)
	PetIQ Inc., A	United States	14,379	(287,149)

				(510,142)

	Health Care Technology (0.0)%†
	Tabula Rasa HealthCare Inc.	United States	3,556	(40,432)

	Hotels, Restaurants & Leisure (0.2)%
	Airbnb Inc., A	United States	808	(139,412)
	Draftkings Inc., A	United States	728	(25,153)
	Marriott Vacations Worldwide Corp.	United States	905	(138,148)
	Norwegian Cruise Line Holdings Ltd.	United States	30,275	(590,665)

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
bb	Securities Sold Short (continued)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
	Royal Caribbean Cruises Ltd.	United States	10,859	$(758,176)
	Scientific Games Corp.	United States	29,413	(1,880,079)

				(3,531,633)

	Independent Power & Renewable Electricity Producers (0.1)%
	Sunnova Energy International Inc.	United States	26,697	(986,988)

	Industrial Conglomerates (0.1)%
	3M Co.	United States	4,478	(761,439)

	Internet & Direct Marketing Retail (0.2)%
d	Delivery Hero SE, 144A	Saudi Arabia	4,668	(619,492)
	Fiverr International Ltd.	Israel	2,137	(302,642)
	Groupon Inc., A	United States	8,085	(167,036)
	Porch Group Inc.	United States	27,336	(575,149)
d	Takeaway.com NV, 144A	United Kingdom	2,057	(128,809)
	Wayfair Inc., A	United States	3,609	(894,455)

				(2,687,583)

	IT Services (0.1)%
	Affirm Holdings Inc., A	United States	2,098	(265,774)
	CSG Systems International Inc.	United States	9,734	(513,079)
	Digitalocean Holdings Inc.	United States	1,075	(108,371)
	Fastly Inc., A	United States	6,739	(274,682)
	i3 Verticals Inc., A	United States	8,365	(156,007)

				(1,317,913)

	Leisure Products (0.0)%†
	Peloton Interactive Inc., A	United States	78	(3,432)

	Life Sciences Tools & Services (0.1)%
	Inotiv Inc.	United States	14,481	(753,012)

	Machinery (0.1)%
	Fortive Corp.	United States	839	(61,977)
	The Greenbrier Cos. Inc.	United States	15,091	(603,489)
	NFI Group Inc.	Canada	12,380	(199,638)

				(865,104)

	Marine (0.1)%
	A.P. Moeller-Maersk AS, B	Denmark	162	(487,746)
	ZIM Integrated Shipping Services Ltd.	Israel	4,808	(265,786)

				(753,532)

	Media (0.2)%
	Charter Communications Inc., A	United States	1,115	(720,602)
	Dish Network Corp., A	United States	11,834	(369,813)
	Magnite Inc.	United States	10,319	(181,924)
	Sirius XM Holdings Inc.	United States	141,508	(863,199)
	Techtarget Inc.	United States	10,553	(1,019,736)

				(3,155,274)

	Metals & Mining (0.1)%
	Century Aluminum Co.	United States	23,767	(314,437)
	Ivanhoe Mines Ltd., A	Canada	79,335	(629,737)
	MP Materials Corp.	United States	24,807	(1,090,020)
	Osisko Gold Royalties Ltd.	Canada	1,673	(20,443)
	Pretium Resources Inc.	Canada	2,905	(39,188)

				(2,093,825)

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
bb	Securities Sold Short (continued)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (REITs) (0.2)%
	Apollo Commercial Real Estate Finance Inc.	United States	3,522	$(47,653)
	Arbor Realty Trust Inc.	United States	64,962	(1,140,083)
	KKR Real Estate Finance Trust Inc.	United States	10,828	(223,382)
	PennyMac Mortgage Investment Trust	United States	29,326	(509,392)
	Redwood Trust Inc.	United States	22,574	(289,399)
	Starwood Property Trust Inc.	United States	15,037	(375,323)
	Two Harbors Investment Corp.	United States	46,868	(275,584)

				(2,860,816)

	Personal Products (0.1)%
	The Beauty Health Co.	United States	25,975	(674,311)
	Herbalife Nutrition Ltd.	United States	7,097	(265,144)

				(939,455)

	Pharmaceuticals (0.2)%
	Aerie Pharmaceuticals Inc.	United States	8,666	(87,527)
	Avadel Pharmaceuticals PLC, ADR	United States	67,719	(606,762)
	Canopy Growth Corp.	Canada	2,363	(25,379)
	Collegium Pharmaceutical Inc.	United States	20,935	(368,037)
	Innoviva Inc.	United States	48,753	(815,150)
	Omeros Corp.	United States	38,906	(280,123)
	Revance Therapeutics Inc.	United States	29,052	(397,432)
	Zogenix Inc.	United States	31,927	(359,179)

				(2,939,589)

	Photography (0.0)%†
	Pacira Biosciences Inc.	United States	6,795	(357,553)

	Professional Services (0.0)%†
	Upwork Inc.	United States	4,530	(168,788)

	Real Estate Management & Development (0.1)%
	Opendoor Technologies Inc.	United States	50,685	(802,850)
	Realogy Holdings Corp.	United States	21,397	(325,021)
	Redfin Corp.	United States	6,871	(279,581)

				(1,407,452)

	Road & Rail (0.4)%
	Canadian Pacific Railway Ltd.	Canada	65,250	(4,569,457)
	Hertz Global Holdings Inc.	United States	49,487	(1,195,606)

				(5,765,063)

	Semiconductors & Semiconductor Equipment (0.3)%
	Advanced Micro Devices Inc.	United States	15,820	(2,505,413)
	ams AG	Austria	21,966	(390,578)
	Camtek Ltd.	Israel	2,772	(127,845)
	Daqo New Energy Corp., ADR	China	4,443	(254,762)
	Impinj Inc.	United States	1,786	(133,896)
	Sunpower Corp., A	United States	24,517	(702,412)

				(4,114,906)

	Software (0.3)%
	Alteryx Inc., A	United States	964	(64,077)
	Avaya Holdings Corp.	United States	18,591	(361,967)
	Bentley Systems Inc., B	United States	2,239	(107,450)
	Blackline Inc.	United States	3,577	(393,649)
	Dye & Durham Ltd.	Canada	4,423	(144,866)
	fuboTV Inc.	United States	11,555	(226,709)

franklintempleton.com	Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares		Value
bb	Securities Sold Short (continued)
	Common Stocks (continued)
	Software (continued)
	Kaleyra Inc.	Italy	20,742		$(217,376)
	Mandiant Inc.	United States	22,388		(379,924)
	Microstrategy Inc., A	United States	319		(230,136)
	Mitek Systems Inc.	United States	34,692		(594,274)
	NortonLifeLock Inc.	United States	14,314		(355,703)
	Nutanix Inc., A	United States	10,133		(336,618)
	Rapid7 Inc.	United States	8,704		(1,079,818)
	Splunk Inc.	United States	701		(84,821)
	Veritone Inc.	United States	10,099		(258,938)

					(4,836,326)

	Specialty Retail (0.1)%
	Guess? Inc.	United States	27,243		(614,330)
	Shift Technologies Inc.	United States	81,561		(375,996)
	Vroom Inc.	United States	9,345		(129,241)

					(1,119,567)

	Technology Hardware, Storage & Peripherals (0.0)%†
	Pure Storage Inc., A	United States	8,030		(248,689)

	Trading Companies & Distributors (0.1)%
	United Rentals Inc.	United States	2,486		(842,108)

	Total Common Stocks (Proceeds $112,856,813)				(108,551,814)

	Exchange Traded Funds (9.0)%
	Health Care Select Sector SPDR Fund	United States	55,708		(7,226,999)
	Invesco QQQ Series 1 ETF	United States	2,498		(983,762)
	Invesco Solar ETF	United States	41,666		(3,728,690)
	iShares Nasdaq Biotechnology ETF	United States	34,711		(5,353,131)
	iShares North American Tech-Software ETF	United States	38,431		(15,945,022)
	iShares Russell 2000 Growth ETF	United States	70,526		(20,599,939)
	iShares Russell Mid-Cap Growth ETF	United States	57,501		(6,607,440)
	SPDR S&P 500 ETF Trust	United States	151,457		(68,997,751)

	Total Exchange Traded Funds (Proceeds $125,644,513)				(129,442,734)

			Principal Amount*
	Corporate Bonds and Notes (0.7)%
	Aerospace & Defense (0.0)%†
d	Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	273,000		(285,939)

	Airlines (0.0)%†
d	Air France-KLM, senior note, Reg S, 3.00%, 7/01/24	France	200,000	EUR	(217,922)

	Auto Components (0.0)%†
	American Axle & Manufacturing Inc., senior note, 6.875%, 7/01/28	United States	166,000		(177,570)
d	Wheel Pros Inc., senior note, 144A, 6.50%, 5/15/29	United States	115,000		(112,233)

					(289,803)

	Capital Markets (0.0)%†
d	Coinbase Global Inc., senior note, 144A, 3.375%, 10/01/28	United States	142,000		(133,709)

	Communications Equipment (0.1)%
d	Audacy Capital Corp., secured note, 144A, 6.50%, 5/01/27	United States	462,000		(452,418)
	6.75%, 3/31/29	United States	144,000		(141,225)
d	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	274,000		(246,656)

					(840,299)

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
bb	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Construction & Engineering (0.1)%
	Fluor Corp., senior bond, 4.25%, 9/15/28	United States	194,000		$(198,191)
d	Sydney Airport Finance Co. Pty Ltd., senior secured bond, 144A, 3.375%, 4/30/25	Australia	146,000		(153,819)
	3.625%, 4/28/26	Australia	73,000		(77,638)
d	Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	646,000		(647,357)

					(1,077,005)

	Diversified Consumer Services (0.1)%
d	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	540,000		(483,300)

	Diversified Telecommunication Services (0.0)%†
d	British Telecommunications PLC, senior bond, Reg S, 1.874% to 5/18/25, FRN thereafter, 8/18/80	United Kingdom	280,000	EUR	(309,065)
d	Telesat Canada / Telesat LLC, senior note, 144A, 6.50%, 10/15/27	Canada	131,000		(102,423)

					(411,488)

	Equity Real Estate Investment Trusts (REITs) (0.0)%†
	The GEO Group Inc., senior note, 6.00%, 4/15/26	United States	133,000		(114,701)
	Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	350,000		(357,604)

					(472,305)

	Food & Staples Retailing (0.1)%
	Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	603,000		(836,479)
	The Kroger Co., senior bond, 5.40%, 1/15/49	United States	241,000		(338,187)
	3.95%, 1/15/50	United States	15,000		(17,383)
d	SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	473,000		(497,222)
d	Sigma Holdco BV, senior note, Reg S, 5.75%, 5/15/26	Netherlands	200,000	EUR	(209,743)

					(1,899,014)

	Food Products (0.1)%
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	617,000		(627,181)

	Health Care Providers & Services (0.0)%†
d	Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	450,000		(350,413)

	Media (0.1)%
d	Dish DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	213,000		(210,274)
d	Wolverine Escrow LLC, senior secured note, 144A, 9.00%, 11/15/26	United States	287,000		(271,165)

					(481,439)

	Oil, Gas & Consumable Fuels (0.0)%†
	Apache Corp., senior bond, 4.375%, 10/15/28	United States	75,000		(79,177)
d	SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	172,000		(188,417)

					(267,594)

	Road & Rail (0.0)%†
d	The Go-Ahead Group PLC, senior note, Reg S, 2.50%, 7/06/24	United Kingdom	309,000	GBP	(413,506)

	Specialty Retail (0.1)%
d	Ambience Merger Sub Inc., senior note, 144A, 7.125%, 7/15/29	United States	245,000		(237,445)
d	Dufry One BV, senior note, Reg S, 2.00%, 2/15/27	Switzerland	528,000	EUR	(548,458)
d	Macy’s Retail Holdings LLC, senior note, 144A, 5.875%, 4/01/29	United States	291,000		(310,643)
d	Matalan Finance PLC, senior secured note, Reg S, 6.75%, 1/31/23	United Kingdom	128,000	GBP	(158,189)

					(1,254,735)

	Total Corporate Bonds and Notes (Proceeds $9,690,638)				(9,505,652)

franklintempleton.com	Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
bb	Securities Sold Short (continued)
	U.S. Government and Agency Securities (0.2)%
	U.S. Treasury Bond, 2.25%, 5/15/41	United States	78,000	$(83,070)
	1.375%, 8/15/50	United States	1,049,000	(947,009)
	U.S. Treasury Note, 1.25%, 9/30/28	United States	5,600	(5,560)
	0.875%, 11/15/30	United States	472,000	(451,369)
	1.25%, 8/15/31	United States	1,253,000	(1,233,128)

	Total U.S. Government and Agency Securities (Proceeds $2,784,826)			(2,720,136)

	Total Securities Sold Short (Proceeds $250,976,790)			$(250,220,336)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2021, the aggregate value of these securities and/or cash pledged amounted to $148,769,005, representing 10.4% of net assets.

cA portion or all of the security is held in connection with written option contracts open at period end.

dSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the net value of these securities was $317,528,192, representing 22.2% of net assets.

eFair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.

fA portion or all of the security is on loan at November 30, 2021. See Note 1(j).

gPerpetual security with no stated maturity date.

hThe coupon rate shown represents the rate at period end.

iSee Note 1(g) regarding loan participation notes.

jSee Note 10 regarding restricted securities.

kIncome may be received in additional securities and/or cash.

lSee Note 7 regarding defaulted securities.

mSee Note 1(l) regarding senior floating rate interests.

nSee Note 11 regarding unfunded loan commitments.

oSee Note 1(h) regarding credit-linked notes.

pPrincipal amount is stated in 100 Mexican Peso Units.

qA supranational organization is an entity formed by two or more central governments through international treaties.

rThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

sAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

tA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

uThe rate shown is the annualized seven-day effective yield at period end.

vA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

wSee Note 1(j) regarding securities on loan.

xSee Note 3(f) regarding investments in affiliated management investment companies.

ySee Note 1(c) regarding joint repurchase agreement.

zThe security was issued on a discount basis with no stated coupon rate.

aaSee Note 1(e) regarding written options.

bbSee Note 1(i) regarding securities sold short.

70	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	22	$1,452,275	12/13/21	$(22,058)
Aluminum	Short	22	1,452,275	12/13/21	21,507
Aluminum	Long	8	525,300	3/14/22	(793)
Aluminum	Short	2	131,325	3/14/22	(2,881)
Brent Crude Oil	Long	18	1,246,140	12/30/21	(212,077)
Cocoa	Long	8	174,063	3/16/22	(5,279)
Coffee	Long	10	871,125	3/21/22	87,347
Copper	Long	11	2,618,687	12/13/21	867
Copper	Short	11	2,618,688	12/13/21	(36,253)
Copper	Long	3	707,812	3/14/22	(15,322)
Copper	Short	1	235,937	3/14/22	697
Corn	Long	47	1,333,625	3/14/22	(11,600)
Cotton	Long	8	425,640	3/09/22	(31,442)
Gasoline	Long	14	1,140,779	12/31/21	(189,611)
Gold 100 Oz	Short	8	1,421,200	2/24/22	15,161
Hard Red Winter Wheat	Long	15	616,687	3/14/22	8,973
Low Sulphur Gas Oil	Long	15	896,625	1/12/22	(152,798)
Natural Gas	Long	16	730,720	12/29/21	(97,586)
NY Harbor	Long	14	1,211,456	12/31/21	(214,756)
Silver	Short	14	1,597,050	3/29/22	64,118
Soybean Meal	Short	9	306,990	3/14/22	3,895
Soybean Oil	Short	2	66,384	3/14/22	3,907
Soybeans	Short	2	122,650	3/14/22	3,895
Sugar	Long	24	499,968	2/28/22	(26,612)
Wheat	Long	21	826,613	3/14/22	(31,019)
WTI Crude Oil	Long	11	727,980	12/20/21	(151,924)
Zinc	Long	14	1,126,563	12/13/21	73,984
Zinc	Short	14	1,126,563	12/13/21	(6,778)
Zinc	Long	8	639,600	3/14/22	(15,593)
Zinc	Short	1	79,950	3/14/22	947

					(939,084)

Currency Contracts[a]
U.S. Dollar Index	Long	7	672,049	12/13/21	20,168

Equity Contracts
CAC 40 10 Euro Index[a]	Long	7	533,161	12/17/21	(33,905)
CBOE Volatility Index	Long	52	1,335,698	12/22/21	97,246
CBOE Volatility Index	Long	30	794,331	1/19/22	51,700
CBOE Volatility Index	Long	26	699,564	3/15/22	68,890
CBOE Volatility Index	Long	23	621,350	4/20/22	56,080
DAX Index[a]	Long	1	429,340	12/17/21	(22,030)
DJ EURO STOXX 50 Index[a]	Long	27	1,248,401	12/17/21	(34,998)
DJ EURO STOXX 50 Index	Short	704	32,550,898	12/17/21	632,169
DJIA Mini E-CBOT Index[a]	Long	18	3,101,130	12/17/21	(51,826)
E-Mini Russell 2000[a]	Long	7	769,055	12/17/21	(51,379)
E-Mini Russell 2000	Short	11	1,208,515	12/17/21	88,413
FTSE 100 Index[a]	Long	19	1,788,918	12/17/21	22,079
FTSE 100 Index	Short	88	8,285,513	12/17/21	(92,224)
FTSE/MIB Index	Short	3	438,929	12/17/21	(4,435)
Hang Seng Index[a]	Short	13	1,956,752	12/30/21	96,311
Micro E-Mini Russell 2000	Short	238	2,614,787	12/17/21	271,397
NASDAQ 100 E-Mini Index[a]	Long	13	4,199,130	12/17/21	274,194
NASDAQ 100 E-Mini Index	Short	4	1,292,040	12/17/21	(30,281)
NASDAQ 100 E-Mini Index	Short	1	323,110	3/18/22	4,615

franklintempleton.com	Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
Nikkei 225 Index[a]	Long	3	$729,066	12/09/21	$(38,329)
S&P 500 E-Mini Index[a]	Long	3	684,937	12/17/21	34,507
S&P 500 E-Mini Index	Short	63	14,383,687	12/17/21	(197,593)
SGX Nifty 50	Short	1	34,127	12/30/21	114
STOXX 600 Banks Index	Short	123	956,230	12/17/21	(27,751)
STOXX Europe 600	Short	6	157,764	12/17/21	2,910
TOPIX Index[a]	Long	4	670,943	12/09/21	(42,390)
TOPIX Index	Short	2	335,471	12/09/21	27,531
VSTOXX	Long	46	137,203	12/22/21	21,807
VSTOXX	Long	42	124,796	1/19/22	13,436

					1,136,258

Interest Rate Contracts
3 Month EURIBOR[a]	Short	75	21,345,094	12/19/22	(20,857)
10 Yr. Mini JGB[a]	Long	16	2,151,687	12/10/21	5,600
90 Day Eurodollar[a]	Short	194	48,051,375	12/19/22	164,076
ASX 90 Day Bank Accepted Bill	Long	150	106,843,171	6/09/22	11,725
ASX 90 Day Bank Accepted Bill	Long	58	41,276,082	9/08/22	(47,365)
Australian 10 Yr. Bond[a]	Long	38	3,777,914	12/15/21	(104,265)
Canadian 10 Yr. Bond[a]	Short	6	663,008	3/22/22	(9,818)
Euro-BOBL[a]	Long	48	7,376,157	12/08/21	11,460
Euro-Bund[a]	Long	10	1,954,840	12/08/21	15,623
Euro-Buxl	Short	3	742,107	12/08/21	(50,244)
Euro-SCHATZ[a]	Long	71	9,052,146	12/08/21	9,596
Japan 10 Yr. Bond[a]	Long	3	4,032,556	12/13/21	5,569
Long Gilt[a]	Long	4	671,783	3/29/22	8,586
U.S. Treasury 2 Yr. Note[a]	Long	52	11,374,188	3/31/22	15,072
U.S. Treasury 5 Yr. Note[a]	Short	216	26,222,063	3/31/22	(139,846)
U.S. Treasury 10 Yr. Note[a]	Short	31	4,055,187	3/22/22	(43,814)
U.S. Treasury 10 Yr. Ultra	Short	106	15,570,406	3/22/22	(198,198)
U.S. Treasury Long Bond[a]	Long	7	1,134,875	3/22/22	27,325
U.S. Treasury Long Bond	Short	61	9,889,625	3/22/22	(199,146)
U.S. Treasury Ultra Bond	Short	39	7,821,937	3/22/22	(227,007)

					(765,928)

Total Futures Contracts					$(548,586)

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

At November 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	BOFA	Buy	1,192,000	211,535		12/02/21	$495	$—
Brazilian Real	BOFA	Sell	1,192,000	223,401		12/02/21	11,371	—
Australian Dollar	JPHQ	Buy	1,500,000	1,105,838		12/15/21	—	(36,289)
Japanese Yen	JPHQ	Sell	64,268,188	750,000	AUD	12/15/21	—	(34,009)
Singapore Dollar	JPHQ	Sell	739,779	750,000	AUD	12/15/21	7,265	(14,597)
Australian Dollar	JPHQ	Sell	1,000,000	746,308		12/15/21	33,276	—
British Pound	BNYM	Buy	237,408	327,502		12/15/21	—	(11,627)
British Pound	BNYM	Sell	2,590,507	3,540,681		12/15/21	94,049	(71)
British Pound	JPHQ	Buy	1,000,000	1,384,332		12/15/21	—	(53,819)
British Pound	JPHQ	Sell	500,000	689,569		12/15/21	24,313	—
Canadian Dollar	JPHQ	Buy	1,886,746	1,500,000		12/15/21	—	(22,678)

72	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar	JPHQ	Sell	1,235,937	1,000,000		12/15/21	$32,262	$—
Chinese Yuan	JPHQ	Buy	31,210,664	4,802,357		12/15/21	93,941	—
Chinese Yuan	JPHQ	Sell	31,210,664	4,839,717		12/15/21	—	(56,580)
Chinese Yuan	MSCO	Buy	7,324,161	1,128,000		12/15/21	19,838	—
Chinese Yuan	MSCO	Sell	31,594,871	4,858,105		12/15/21	—	(93,421)
Colombian Peso	JPHQ	Buy	4,295,968,381	1,138,880		12/15/21	—	(65,455)
Colombian Peso	JPHQ	Sell	4,295,968,381	1,108,923		12/15/21	35,498	—
Czech Koruna	JPHQ	Buy	22,956,706	1,063,358		12/15/21	—	(42,780)
Czech Koruna	JPHQ	Sell	22,956,706	1,016,853		12/15/21	—	(3,725)
Euro	BNYM	Buy	387,957	457,215		12/15/21	—	(16,915)
Euro	BNYM	Sell	4,103,891	4,813,981		12/15/21	157,006	(612)
Chinese Yuan	JPHQ	Sell	1,928,465	250,000	EUR	12/15/21	—	(18,806)
Euro	JPHQ	Buy	1,000,000	1,184,450		12/15/21	—	(49,530)
Euro	JPHQ	Sell	500,000	584,330		12/15/21	16,870	—
Euro	MSCO	Sell	1,462,764	1,731,430		12/15/21	71,310	—
Indian Rupee	JPHQ	Buy	37,657,850	500,000		12/15/21	790	(469)
Indian Rupee	JPHQ	Sell	37,484,650	500,000		12/15/21	1,980	—
Indonesian Rupiah	JPHQ	Buy	51,441,487,384	3,592,468		12/15/21	8,024	(14,403)
Indonesian Rupiah	JPHQ	Sell	51,424,407,384	3,574,906		12/15/21	6,885	(16,877)
Australian Dollar	JPHQ	Sell	500,000	42,723,050	JPY	12/15/21	21,588	—
New Zealand Dollar	JPHQ	Sell	750,000	61,118,198	JPY	12/15/21	29,104	—
South Korean Won	JPHQ	Sell	1,046,277,500	100,000,000	JPY	12/15/21	9,403	(5,002)
Japanese Yen	JPHQ	Sell	244,890	2,156		12/15/21	—	(11)
Mexican Peso	JPHQ	Buy	28,929,477	1,427,323		12/15/21	—	(82,530)
Mexican Peso	JPHQ	Sell	28,929,477	1,390,409		12/15/21	45,616	—
Japanese Yen	JPHQ	Sell	81,074,358	1,000,000	NZD	12/15/21	—	(35,119)
New Zealand Dollar	JPHQ	Buy	800,000	557,650		12/15/21	—	(11,730)
New Zealand Dollar	JPHQ	Sell	800,000	560,842		12/15/21	14,922	—
Swedish Krona	JPHQ	Sell	4,015,992	4,000,000	NOK	12/15/21	24,372	(27,958)
Peruvian Nuevo Sol	JPHQ	Buy	5,121,168	1,249,827		12/15/21	8,284	—
Peruvian Nuevo Sol	JPHQ	Sell	5,121,168	1,295,678		12/15/21	37,567	—
Russian Ruble	JPHQ	Buy	395,588,968	5,334,317		12/15/21	16,608	(29,871)
Russian Ruble	JPHQ	Sell	395,588,968	5,309,071		12/15/21	—	(11,983)
Australian Dollar	JPHQ	Sell	250,000	248,689	SGD	12/15/21	5,368	(1,387)
Singapore Dollar	JPHQ	Buy	2,837,211	2,100,000		12/15/21	—	(20,909)
Singapore Dollar	JPHQ	Sell	3,717,071	2,752,498		12/15/21	29,623	(973)
South African Rand	JPHQ	Buy	31,739,886	2,023,763		12/15/21	—	(32,684)
South African Rand	JPHQ	Sell	31,739,886	2,174,101		12/15/21	183,021	—
Japanese Yen	JPHQ	Sell	100,000,000	1,052,112,500	KRW	12/15/21	4,165	(3,655)
South Korean Won	JPHQ	Buy	4,265,825,450	3,650,000		12/15/21	—	(59,616)
South Korean Won	JPHQ	Sell	1,057,562,850	900,000		12/15/21	10,012	(122)
Norwegian Krone	JPHQ	Sell	4,000,000	4,053,094	SEK	12/15/21	31,858	(24,155)
Taiwan Dollar	JPHQ	Buy	164,643,800	5,952,183		12/15/21	10	(31,032)
Taiwan Dollar	JPHQ	Sell	199,184,875	7,220,810		12/15/21	57,432	—
Thai Baht	JPHQ	Buy	70,896,830	2,150,000		12/15/21	—	(45,831)
Australian Dollar	BZWS	Buy	1,357,000	998,965		12/17/21	—	(31,344)
Australian Dollar	BZWS	Sell	14,604,000	10,673,912		12/17/21	260,766	(340)
Australian Dollar[b]	MSCO	Buy	6,684,000	4,893,150		12/17/21	—	(127,072)
Australian Dollar[b]	MSCO	Sell	15,411,000	11,309,257		12/17/21	320,345	(12)
British Pound	BNYM	Sell	2,810,486	3,784,348		12/17/21	44,748	—
British Pound	BZWS	Buy	3,689,000	5,046,965		12/17/21	2	(138,427)
British Pound	BZWS	Sell	1,675,000	2,278,762		12/17/21	50,049	(26)
British Pound[b]	MSCO	Buy	4,549,000	6,268,155		12/17/21	—	(215,309)
British Pound[b]	MSCO	Sell	8,396,000	11,369,668		12/17/21	198,263	(213)
Canadian Dollar	BZWS	Buy	2,860,000	2,262,406		12/17/21	—	(22,955)
Canadian Dollar	BZWS	Sell	3,496,000	2,763,435		12/17/21	25,980	—
Canadian Dollar[b]	MSCO	Buy	6,830,000	5,473,135		12/17/21	—	(125,075)
Canadian Dollar[b]	MSCO	Sell	6,078,000	4,778,621		12/17/21	23,093	(3,696)
Euro	BNYM	Sell	31,791,080	35,977,171		12/17/21	—	(106,649)
Euro	BZWS	Buy	3,486,000	4,042,863		12/17/21	4,627	(90,784)

franklintempleton.com	Semiannual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BZWS	Sell	9,404,000	11,009,090		12/17/21	$341,747	$(6,470)
Euro[b]	MSCO	Buy	10,374,000	12,089,122		12/17/21	11,147	(325,473)
Euro[b]	MSCO	Sell	18,372,000	21,621,215		12/17/21	771,640	(3,192)
Hong Kong Dollar	BNYM	Buy	2,570,563	329,640		12/17/21	7	—
Hong Kong Dollar	BNYM	Sell	28,733,348	3,688,515		12/17/21	3,770	—
Japanese Yen	BZWS	Sell	106,906,000	945,420		12/17/21	—	(760)
Japanese Yen[b]	MSCO	Buy	1,887,084,000	16,902,612		12/17/21	50,800	(251,626)
Japanese Yen[b]	MSCO	Sell	2,629,816,000	23,695,269		12/17/21	447,567	(27,692)
Mexican Peso	BZWS	Sell	19,117,000	925,285		12/17/21	37,013	—
Mexican Peso[b]	MSCO	Buy	89,898,000	4,417,023		12/17/21	—	(239,908)
Mexican Peso	MSCO	Sell	59,318,000	2,913,903		12/17/21	158,896	(1,207)
New Zealand Dollar[b]	MSCO	Buy	6,704,000	4,755,187		12/17/21	—	(180,463)
New Zealand Dollar[b]	MSCO	Sell	4,060,000	2,823,900		12/17/21	54,383	(976)
Swedish Krona	BZWS	Buy	1,000	115		12/17/21	—	(4)
Swedish Krona	BZWS	Sell	12,189,000	1,391,649		12/17/21	38,418	—
Swiss Franc	BNYM	Sell	13,512,627	14,537,991		12/17/21	—	(193,319)
Swiss Franc[b]	MSCO	Buy	2,492,000	2,708,205		12/17/21	9,161	(617)
Swiss Franc[b]	MSCO	Sell	7,030,000	7,634,604		12/17/21	714	(30,136)
Australian Dollar	BNYM	Sell	989,000	716,671		12/22/21	11,397	—
Canadian Dollar	BNYM	Sell	8,399,000	6,601,941		12/22/21	28,422	(3,640)
Euro	BNYM	Sell	6,067,000	7,124,934		12/22/21	237,041	—
Japanese Yen	BNYM	Sell	44,888,525	402,851		12/22/21	5,512	—
Kazakhstan Tenge	JPHQ	Buy	271,096,800	624,000		12/22/21	—	(11,286)
Kazakhstan Tenge	JPHQ	Sell	271,096,800	622,521		12/22/21	9,806	—
Colombian Peso	MSCS	Sell	424,857,000	111,548		1/11/22	5,699	—
Chilean Peso	JPHQ	Buy	1,653,560,948	2,011,670		1/25/22	2,984	(28,275)
Chilean Peso	JPHQ	Sell	1,670,840,614	2,005,074		1/25/22	2,608	(4,671)
Colombian Peso	JPHQ	Buy	14,443,841,331	3,669,866		1/25/22	8,943	(85,066)
Colombian Peso	JPHQ	Sell	14,927,212,705	3,763,621		1/25/22	56,188	(6,577)
Hungarian Forint	JPHQ	Sell	380,733,808	1,050,000	EUR	1/25/22	33,471	(22,174)
Euro	JPHQ	Sell	1,081,000	1,249,906		1/25/22	21,465	—
Euro	JPHQ	Sell	1,210,000	442,281,015	HUF	1/25/22	30,262	(32,318)
Indian Rupee	JPHQ	Buy	322,171,500	4,270,000		1/25/22	—	(7,932)
Indian Rupee	JPHQ	Sell	320,410,911	4,251,460		1/25/22	24,670	(11,987)
Indonesian Rupiah	JPHQ	Buy	41,346,631,631	2,879,925		1/25/22	421	(9,980)
Indonesian Rupiah	JPHQ	Sell	42,927,794,406	3,022,871		1/25/22	42,738	—
Mexican Peso	JPHQ	Buy	87,452,413	4,120,256		1/25/22	31,932	(119,114)
Mexican Peso	JPHQ	Sell	109,829,917	5,051,274		1/25/22	58,266	(72,057)
Peruvian Nuevo Sol	JPHQ	Buy	4,265,771	1,067,891		1/25/22	—	(22,249)
Peruvian Nuevo Sol	JPHQ	Sell	5,511,289	1,397,917		1/25/22	46,969	—
Philippine Peso	JPHQ	Buy	94,060,200	1,860,000		1/25/22	3,485	—
Philippine Peso	JPHQ	Sell	94,497,182	1,850,000		1/25/22	—	(22,142)
Russian Ruble	JPHQ	Buy	512,023,443	7,036,790		1/25/22	—	(206,678)
Russian Ruble	JPHQ	Sell	518,152,584	7,176,870		1/25/22	264,998	—
South African Rand	JPHQ	Buy	29,212,721	1,782,196		1/25/22	41,280	(1,306)
South African Rand	JPHQ	Sell	83,049,758	5,384,066		1/25/22	244,213	(40,450)
Thai Baht	JPHQ	Buy	61,060,400	1,840,000		1/25/22	—	(27,461)
Thai Baht	JPHQ	Sell	60,978,952	1,870,001		1/25/22	59,880	—
Turkish Lira	JPHQ	Buy	20,662,195	2,030,000		1/25/22	—	(559,992)
Turkish Lira	JPHQ	Sell	20,557,525	2,136,454		1/25/22	673,891	—
Euro	BOFA	Sell	370,000	431,627		1/26/22	11,152	—
Euro	BZWS	Sell	115,000	134,129		1/26/22	3,441	—
British Pound	MSCO	Sell	580,000	802,590		1/28/22	30,554	—
British Pound	DBAB	Sell	166,000	227,634		1/31/22	6,674	—
British Pound	JPHQ	Sell	1,120,000	1,531,370		1/31/22	40,555	—
Euro	JPHQ	Sell	3,730,000	4,389,464		1/31/22	150,179	—
Hong Kong Dollar	JPHQ	Sell	520,000	66,797		1/31/22	112	—
Swiss Franc	JPHQ	Sell	390,000	424,150		1/31/22	—	(1,690)
Brazilian Real	JPHQ	Buy	1,687,080	297,061		2/02/22	197	(1,393)
South Korean Won	MSCO	Buy	1,605,851,629	1,360,395		2/08/22	—	(9,768)

74	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	MSCO	Sell	1,399,093,131	1,184,573	2/08/22	$7,843	$—
Euro	HSBC	Sell	125,000	143,184	2/17/22	1,069	—
Ukraine Hryvnia	JPHQ	Sell	34,404,000	1,220,000	2/28/22	—	(46,044)
Taiwan Dollar	JPHQ	Buy	218,296,000	8,000,000	3/01/22	—	(149,016)
Taiwan Dollar	JPHQ	Sell	218,296,000	8,137,261	3/01/22	286,277	—
Brazilian Real	BOFA	Sell	1,192,000	207,121	3/03/22	—	(471)
Chilean Peso	MSCO	Sell	938,020,650	1,116,150	3/15/22	4,509	(8,534)
Chinese Yuan	JPHQ	Sell	2,575,922	400,000	3/16/22	—	(1,317)
Czech Koruna	JPHQ	Buy	22,956,706	1,011,967	3/16/22	2,884	—
Czech Koruna	JPHQ	Sell	22,956,706	1,002,783	3/16/22	—	(12,068)
Indian Rupee	JPHQ	Buy	18,948,150	250,000	3/16/22	—	(808)
Indian Rupee	JPHQ	Sell	18,871,625	250,000	3/16/22	1,815	—
Indonesian Rupiah	JPHQ	Buy	3,626,750,000	250,000	3/16/22	543	—
Indonesian Rupiah	JPHQ	Sell	45,648,947,384	3,165,750	3/16/22	12,556	(327)
Russian Ruble	JPHQ	Buy	106,717,848	1,397,800	3/16/22	11,082	—
Russian Ruble	JPHQ	Sell	182,902,321	2,395,671	3/16/22	—	(18,994)
South African Rand	JPHQ	Buy	13,910,024	847,637	3/16/22	14,576	—
South African Rand	JPHQ	Sell	27,749,110	1,735,672	3/16/22	15,642	—
South Korean Won	JPHQ	Buy	335,400,900	300,000	3/16/22	—	(18,028)
South Korean Won	JPHQ	Sell	335,106,000	300,000	3/16/22	18,276	—
Kazakhstan Tenge	JPHQ	Buy	153,495,679	346,960	3/17/22	—	(6,869)
Kazakhstan Tenge	JPHQ	Sell	153,495,679	345,382	3/17/22	5,290	—
Kazakhstan Tenge	JPHQ	Buy	129,816,848	293,040	3/21/22	—	(5,677)
Kazakhstan Tenge	JPHQ	Sell	129,816,848	291,609	3/21/22	4,245	—

Total Forward Exchange Contracts						$6,573,274	$(4,677,335)

Net unrealized appreciation (depreciation)						$1,895,939

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

At November 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00)%	Quarterly	12/20/23	4,039,000		$(37,273)	$(11,786)	$(25,487)
Government of Mexico	(1.00)%	Quarterly	12/20/23	61,000		(563)	(945)	382
Government of Mexico	(1.00)%	Quarterly	6/20/25	142,000		(679)	(1,790)	1,111
Government of South Africa	(1.00)%	Quarterly	12/20/24	1,464,000		31,619	42,608	(10,989)
Government of South Africa	(1.00)%	Quarterly	12/20/24	4,478,000		96,715	132,619	(35,904)
Talen Energy Supply LLC	(1.00)%	Quarterly	6/20/23	527,000		159,228	198,062	(38,834)
Traded Index
CDX.NA.HY.36	(5.00)%	Quarterly	6/20/26	1,000,000		(76,522)	(91,200)	14,678
CDX.NA.HY.37	(5.00)%	Quarterly	12/20/26	6,779,000		(515,585)	(512,384)	(3,201)
CDX.NA.HY.37	(5.00)%	Quarterly	12/20/26	2,700,000		(205,352)	(254,863)	49,511
iTraxx Europe Crossover S36	(5.00)%	Quarterly	12/20/26	5,122,000	EUR	(576,949)	(576,949)	—
iTraxx Europe Crossover S36	(5.00)%	Quarterly	12/20/26	5,130,000	EUR	(568,379)	(566,296)	(2,083)

franklintempleton.com	Semiannual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	2,847,000		$(61,489)	$(221,735)	$160,246	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	874,000		(18,876)	(25,494)	6,618	BB-
Talen Energy Supply LLC	1.00%	Quarterly		12/20/21	159,000		(15,801)	(33,755)	17,954	B-
Traded Index
CDX.NA.HY.37	5.00%	Quarterly		12/20/26	1,735,000		131,958	146,513	(14,555)	Non- Investment Grade

Total Centrally Cleared Swap Contracts							$(1,657,948)	$(1,777,395)	$119,447

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	32,000	EUR	(392)	65	(457)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	48,000	EUR	(588)	68	(656)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	64,000	EUR	(784)	129	(913)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	73,000	EUR	(1,512)	(435)	(1,077)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	23,000	EUR	(476)	(305)	(171)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	44,000	EUR	(912)	(278)	(634)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	44,000	EUR	(912)	(265)	(647)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	34,000		(335)	153	(488)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	73,000		(719)	310	(1,029)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	518,000		22,084	23,279	(1,195)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		7,738	7,616	122
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	600,000		62,965	28,845	34,120
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	44,000		(433)	279	(712)
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	147,000		(1,447)	586	(2,033)
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	103,000		10,809	9,055	1,754
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	96,000		10,074	9,111	963
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/21	29,000		(285)	116	(401)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/21	44,000		(433)	204	(637)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	29,000		(285)	117	(402)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	73,000		(719)	612	(1,331)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/23	60,000		1,423	786	637
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/23	60,000		1,423	1,058	365

76	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/23	60,000	$1,423	$1,115	$308
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	120,000	5,116	3,677	1,439
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	846,000	36,068	26,080	9,988
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	29,000	(285)	191	(476)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	73,000	(719)	315	(1,034)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	241,000	22,397	39,825	(17,428)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	330,000	(13,480)	(12,534)	(946)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	274,000	(11,193)	(8,603)	(2,590)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	330,000	(13,480)	(8,260)	(5,220)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	274,000	(11,193)	(8,011)	(3,182)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	233,000	(9,518)	(6,332)	(3,186)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	121,000	(4,943)	(3,133)	(1,810)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	82,000	(3,350)	(2,400)	(950)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/26	137,000	(4,012)	(4,012)	—
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000	(1,473)	(405)	(1,068)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000	(1,473)	(377)	(1,096)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000	(1,473)	(269)	(1,204)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/26	1,037,000	(16,842)	(10,072)	(6,770)
Government of Brazil	(1.00)%	Quarterly	BZWS	12/20/24	1,840,000	44,972	39,937	5,035
Government of Brazil	(1.00)%	Quarterly	BZWS	12/20/24	9,700,000	237,079	163,907	73,172
Government of Brazil	(1.00)%	Quarterly	BZWS	12/20/26	201,000	14,392	9,340	5,052
Government of Colombia	(1.00)%	Quarterly	BNPP	12/20/26	461,000	27,277	27,277	—
Government of Colombia	(1.00)%	Quarterly	BNPP	12/20/26	760,000	44,632	44,632	—
Government of Colombia	(1.00)%	Quarterly	BZWS	12/20/26	535,000	30,944	30,944	—
Government of Colombia	(1.00)%	Quarterly	BZWS	12/20/26	1,120,000	64,781	64,781	—
Government of Colombia	(1.00)%	Quarterly	DBAB	12/20/26	669,000	38,754	33,200	5,554
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000	(1,946)	1,586	(3,532)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000	(3,215)	1,219	(4,434)
Government of Mexico	(1.00)%	Quarterly	BZWS	6/20/26	1,510,000	2,713	5,284	(2,571)
Government of Mexico	(1.00)%	Quarterly	CITI	12/20/26	345,000	2,435	(167)	2,602
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	418,000	30,510	31,319	(809)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	975,000	71,166	65,227	5,939
Government of Ukraine	(1.00)%	Quarterly	BZWS	12/20/22	610,000	(5,797)	25,111	(30,908)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Government of Ukraine	(5.00)%	Quarterly	HSBC	12/20/26	923,000		$10,137	$—	$10,137
Government of Ukraine	(5.00)%	Quarterly	HSBC	12/20/26	382,000		4,195	7,157	(2,962)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/23	60,000	EUR	(259)	67	(326)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/23	60,000	EUR	(259)	133	(392)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/23	200,000	EUR	(865)	(5,244)	4,379
Hovnanian	(5.00)%	Quarterly	BZWS	6/20/26	29,000		2,558	2,818	(260)
Hovnanian	(5.00)%	Quarterly	BZWS	6/20/26	145,000		12,791	13,441	(650)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	899,000		(1,105)	66,005	(67,110)
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/25	455,000		(560)	33,863	(34,423)
Loxam SAS	(5.00)%	Quarterly	JPHQ	12/20/26	100,000	EUR	(7,060)	(5,490)	(1,570)
Macy’s Retail Holdings LLC	(1.00)%	Quarterly	BZWS	12/20/26	71,000		3,993	5,028	(1,035)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	24,000		(759)	(156)	(603)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	40,000		(1,265)	(722)	(543)
MBIA Inc.	(5.00)%	Quarterly	CITI	12/20/24	112,000		(9,331)	(12,030)	2,699
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	25,000		(791)	(357)	(434)
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/24	244,000		(20,329)	(24,658)	4,329
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/26	625,000		(10,482)	(8,837)	(1,645)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	291,000		(5,812)	5,017	(10,829)
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/25	531,000		(10,605)	9,154	(19,759)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	87,000	EUR	(5,790)	3,988	(9,778)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	186,000	EUR	(12,378)	8,345	(20,723)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/26	29,000	EUR	(1,124)	(837)	(287)
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	70,000	EUR	2,737	2,636	101
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	71,000	EUR	2,776	3,327	(551)
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	71,000	EUR	2,776	3,327	(551)
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	70,000	EUR	5,929	3,721	2,208
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	70,000	EUR	5,929	3,970	1,959
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	70,000	EUR	5,929	5,480	449
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	68,000	EUR	5,760	5,489	271
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	139,000	EUR	11,774	11,356	418
Contracts to Sell Protection[c,d]
Single Name
Euro Garages Ltd.	5.00%	Quarterly	GSCO	12/20/26	50,000	EUR	2,904	2,595	309	B
Government of Turkey	1.00%	Quarterly	BZWS	12/20/26	697,000		(119,859)	(108,522)	(11,337)	B+
Government of Turkey	1.00%	Quarterly	BZWS	12/20/26	279,000		(47,978)	(47,471)	(507)	B+
Groupe Casino	5.00%	Quarterly	GSCO	12/20/26	70,000	EUR	(7,929)	(5,702)	(2,227)	BB-

Total OTC Swap Contracts							$492,199	$608,389	$(116,190)

Total Credit Default Swap Contracts							$(1,165,749)	$(1,169,006)	$3,257

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 1.34% Pay Floating 3-Month-KDR	Quarterly	12/15/22	46,000,000,000	KRW	$(78,228)
Receive Fixed 11.59% Pay Floating BRLCDI	Annually	1/02/23	37,424,742	BRL	5,811
Receive Fixed 7.68% Pay Floating BRLCDI	Annually	1/02/23	27,000,000	BRL	(158,233)
Receive Floating rate 3-Month-JIBAR Pay Fixed rate 5.65%	Quarterly	1/25/24	22,006,060	ZAR	(1,767)
Receive Floating rate 3-Month-JIBAR Pay Fixed rate 5.66%	Quarterly	1/25/24	27,762,629	ZAR	(2,638)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.62%	Annually	1/25/24	137,702,160	CZK	(9,784)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.95%	Annually	1/25/24	58,801,602	CZK	(20,912)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.95%	Annually	1/25/24	25,979,911	CZK	(9,240)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.95%	Annually	1/25/24	58,915,966	CZK	(20,953)
Receive Fixed 8.44% Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(122,207)
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(43,400)
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	15,018
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Semi-Annually	6/16/26	1,400,000		12,193
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Semi-Annually	6/16/26	1,150,000		11,431
Receive Fixed 1.25% Pay Floating 3-Month-USD LIBOR	Quarterly	12/15/26	1,300,000		1,425
Receive Fixed 6.26% Pay Floating rate 1-Day-COPIBR	Quarterly	1/25/27	6,652,804,515	COP	(20,159)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 2.95%	Annually	3/16/27	14,502,985	PLN	—
Receive Floating rate 6 Month-SORA Pay Fixed rate 1.23%	Semi-Annually	12/15/31	1,857,493	SGD	59,904
Receive Fixed 7.72% Pay Floating Banxico Mexico 1 Month rate	Monthly	1/13/32	64,105,000	MXN	40,053
Receive Fixed 7.94% Pay Floating rate 3-Month-JIBAR	Quarterly	1/25/32	25,017,434	ZAR	19,721

Total Interest Rate Swap Contracts					$(321,965)

*In U.S. dollars unless otherwise indicated.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2021, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
Afterpay Ltd.	1-Day FEDEF + 0.55%	Monthly	MSCO	11/11/22	295,374		$(29,015)
AKKA Technologies	1-Month EIBOR + 0.40%	Monthly	BZWS	9/09/22	1,679,003	EUR	1,603
Amundi SA	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	266,038	EUR	161,514
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	2,129,238	EUR	(265,164)
Avast PLC	1-Day SONIA + 0.40%	Monthly	BZWS	7/27/22	2,852,688	GBP	25,171
Avast PLC	1-Day FEDEF + 0.65%	Monthly	MSCO	9/21/22	552,290		22,409
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	1,058,676	GBP	(62,736)
BHP Group PLC	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,333,980		(70,718)
Blue Prism Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	9/07/22	730,086	GBP	736
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	1,368,172	EUR	907,267
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	12/21/21	212,386	EUR	(7,813)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,082,490	EUR	535,166
Callaway Golf Co.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,217,822		(320,228)
CapitaLand Investment Ltd.	1-Day SORA + 0.55%	Monthly	MSCO	5/22/23	710,355	SGD	169,404
Christian Dior SE	1-Month EURIBOR + 0.40%	Monthly	BZWS	5/25/22	1,543,050	EUR	(16,714)
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/22	238,994		43,597
CorePoint Lodging Inc.	1-Month LIBOR + 0.35%	Monthly	BZWS	11/28/22	917,832		(4,834)
CoreSite Realty Corp.	1-Month LIBOR + 0.35%	Monthly	BZWS	11/16/22	1,144,611		2,235
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	1,344,683	GBP	84,169
Crown Holdings Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,692,599		104,289
Crown Resorts Ltd.	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/21	247,672	AUD	(14,166)
CyrusOne Inc.	1-Month LIBOR + 0.35%	Monthly	BZWS	11/16/22	3,670,887		(9,063)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	2,010,228	EUR	(233,917)
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	3,905,164	EUR	(185,520)
Electricite de France SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/23/22	2,273,564	EUR	10,294
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	260,810	EUR	(39,399)
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	444,640	EUR	60,223
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	10/04/22	121,446		(16,036)
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/20/22	115,578		(19,263)
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/23/22	4,085,632	EUR	(195,908)
Entain PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	2/28/22	316,785	GBP	(13,446)
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	10/17/22	419,114	GBP	(113,948)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	BOFA	3/04/22	102,869		(12,211)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	4/20/22	100,201		(11,935)
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/22	41,835	EUR	(3,064)
Ferguson PLC	1-Day EONIA + 0.65%	Monthly	MSCO	9/23/22	654,490		269,755
Frasers Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	813,732	GBP	3,719
GCP Student Living PLC	1-Day SONIA + 0.40%	Monthly	BZWS	7/26/22	326,435	GBP	2,062
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	2,132,035	EUR	(232,566)
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	689,260	EUR	121,968
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	110,696	GBP	(10,129)
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	1,737,983	GBP	(292,613)
Kansas City Southern	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	2,547,080		82,674
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	839,642	EUR	23,861
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,461,221	EUR	736,882
Landmark Infrastructure Partners LP	1-Month LIBOR + 0.35%	Monthly	BZWS	5/20/22	1,600,983		2,936
LG Chem Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/10/23	2,548,323		(255,062)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	348,838	EUR	370,312
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	1,223,711	GBP	(190,297)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	BZWS	8/17/22	1,897,785	GBP	$(8,544)
MGM Growth Properties LLC	1-Month LIBOR + 0.35%	Monthly	BZWS	8/08/22	2,509,560		(58,000)
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	1/20/22	1,789,306	CHF	(85,816)
Nippo Corp.	1-Day MUTSCALM + 0.50%	Monthly	MSCO	11/10/22	35,904,751	JPY	(2,521)
Phillips 66 Partners LP	1-Month LIBOR + 0.35%	Monthly	BZWS	10/28/22	1,312,362		(15,022)
Playtech PLC	1-Day SONIA + 0.40%	Monthly	BZWS	10/19/22	621,464	GBP	11,220
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	817,408	EUR	(168,758)
Sanne Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	6/24/22	679,945	GBP	2,987
Siltronic AG	1-Month LIBOR + 0.40%	Monthly	BZWS	2/28/22	2,434,914	EUR	(20,595)
Siltronic AG	1-Day EONIA + 0.65%	Monthly	MSCO	11/03/22	471,192	EUR	(27,544)
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCO	4/20/22	3,800,799	GBP	(430,592)
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	984,659	GBP	(9,351)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	853,440	EUR	624,972
[b]Spark Infrastructure Group	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/21	792,475	AUD	15,122
SSE PLC	1-Day SONIA + 0.40%	Monthly	MSCO	9/29/22	2,753,666	GBP	(231,659)
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	1,032,647	EUR	(99,132)
Sydney Airport Finance Co. Pty Ltd.	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/21	648,764	AUD	(423)
Teekay LNG Partners LP	1-Month LIBOR + 0.35%	Monthly	BZWS	10/05/22	3,708,722		10,940
TGOOD	1-Day FEDEF + 0.30%	Monthly	MSCO	9/28/22	2,038,297		2,583
Toshiba Corp.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	8/25/23	7,280,061	JPY	(397)
TotalEnergies	1-Day EONIA + 0.40%	Monthly	MSCO	9/29/22	474,410	EUR	(37,327)
Ultra Electronics Holdings PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	344,769	GBP	(22,112)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	951,494	GBP	10,733
Willis Towers Watson PLC	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	3,309,078		(69,553)

							507,692

Equity Contracts – Short[c]
Arthur J. Gallagher & Co.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	1,566,238		(274,221)
BHP Group PLC	1-Day FEDEF - 2.02%	Monthly	MSCO	2/04/22	1,478,285		184,831
Canadian Pacific Railway Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	1,896,732		69,306
China Power	1-Day HONIX - 0.50%	Monthly	MSCO	10/13/22	3,661,252	HKD	(52,551)
CLP Holdings	1-Day HONIX - 0.50%	Monthly	MSCO	7/20/23	11,865,026	HKD	(13,352)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	1,343,611	EUR	(13,800)
DJ EURO STOXX 50 Index	1-Day EONIA - 0.45%	Monthly	MSCO	3/22/22	307,887	EUR	(231,677)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	390,256	EUR	(75,937)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	558,395	EUR	(173,703)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	MSCS	3/14/25	5,777,721	SEK	(68,181)
HMM Co. Ltd.	1-Day FEDEF - 3.50%	Monthly	MSCO	11/10/22	491,679		72,314
Huaneng Power	1-Day HONIX - 4.63%	Monthly	MSCO	10/24/22	3,274,210	HKD	(10,644)
Industrial Select Sector Index	1-Day LIBOR - 0.40%	Monthly	MSCO	8/22/23	5,906,140		200,527
Korea Electric Power Corp.	1-Day FEDEF - 2.75%	Monthly	MSCO	8/10/23	357,608		34,979
KOSPI 200 Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/07/23	1,844,700		116,082
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	BZWS	5/25/22	1,370,160	EUR	5,352
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/20/22	320,470	GBP	(18,309)
Marsh McLennan	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	1,455,005		(180,099)
Morgan Stanley MSHDGCWN Index	1-Day RBACR - 0.60%	Monthly	MSCO	8/25/23	139,620	AUD	53
Morgan Stanley MSPSARKK Index	1-Day FEDEF - 0.46%	Monthly	MSCO	9/21/22	361,165		5,865

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[c] (continued)
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	10/31/22	284,158	GBP	$43,613
Morgan Stanley MSPSFERL Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	277,233		(52,236)
Morgan Stanley MSPSHRTZ Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	703,650		63,890
Morgan Stanley MSPSKSS Index	1-Day FEDEF - 0.40%	Monthly	MSCO	9/21/22	337,234		(23,292)
Morgan Stanley MSPSPRMW Index	1-Day FEDEF - 0.55%	Monthly	MSCO	9/21/22	574,402		(75,680)
Morgan Stanley MSPSPRNT Index	1-Day FEDEF - 1.48%	Monthly	MSCO	9/21/22	51,663		(292)
Morgan Stanley MSPSSPY Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	136,569		(6,186)
Morgan Stanley MSPSVLRS Index	1-Day FEDEF - 0.35%	Monthly	MSCO	10/26/22	230,517		23,587
Morgan Stanley MSPSVOD Index	1-Day FEDEF - 0.39%	Monthly	MSCO	9/21/22	655,308		(40,544)
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	5,664,202		110,021
Morgan Stanley MSPSXPOH Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	946,276		(10,313)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/20/22	690,538	GBP	44,341
Nike Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	3/16/22	1,305,529		(7,770)
Nippon Yusen	1-Day MUTSCALM - 0.40%	Monthly	MSCO	11/28/22	68,921,613	JPY	4,674
NortonLifeLock Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	11/09/22	55,332		1,553
Philadelphia SE Utility Index	1-Day FEDEF - 0.05%	Monthly	MSCO	8/22/23	3,936,403		100,875
Phillips 66	1-Month LIBOR - 0.35%	Monthly	BZWS	10/28/22	1,305,604		(15,869)
Siltronic AG	1-Day EONIA - 4.00%	Monthly	BZWS	3/04/22	1,238,747	EUR	(5,426)
Square Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	11/10/22	296,731		28,360
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCO	9/13/23	3,227,351	EUR	67,381
Straits Times Index	1-Day SOFR - 0.65%	Monthly	MSCO	5/24/23	673,401	SGD	9,663
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	3/14/25	749,259	CHF	(61,191)
VICI Properties Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/08/22	2,541,992		53,909

							(170,097)

Interest Rate Contracts – Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	1/11/22	476,021		22,068
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	5/18/22	2,043,470		(32,110)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	573,840		39,768

							29,726

Total - Total Return Swap Contracts							$367,321

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.

cThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 12 regarding other derivative information.

See Abbreviations on page 104.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

November 30, 2021 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,176,152,060
Cost – Non-controlled affiliates (Note 3f)	5,752,000
Cost – Unaffiliated repurchase agreements	1,439,225

Value – Unaffiliated issuers†	$1,331,864,352
Value – Non-controlled affiliates (Note 3f)	5,752,000
Value – Unaffiliated repurchase agreements	1,439,225
Cash	61,621,113
Restricted cash for OTC derivatives (Note 1f)	3,020,000
Foreign currency, at value (cost $7,324,672)	6,895,935
Receivables:
Investment securities sold	35,092,337
Capital shares sold	1,153,286
Dividends and interest	4,814,765
Deposits with brokers for:
Exchange traded options written	133,903
Securities sold short	244,574,018
OTC derivative contracts	31,012,181
Futures contracts	9,017,804
Centrally cleared swap contracts	1,656,220
Due from brokers	14,459,310
Variation margin on centrally cleared swap contracts	3,712
OTC swap contracts (upfront payments $1,022,060)	894,273
Unrealized appreciation on OTC forward exchange contracts	6,573,274
Unrealized appreciation on OTC swap contracts	5,898,124
Other assets	8,244

Total assets	1,765,884,076

Liabilities:
Payables:
Investment securities purchased	43,876,850
Capital shares redeemed	1,359,883
Management fees	2,037,577
Distribution fees	46,399
Trustees’ fees and expenses	14,056
Transfer agent fees	222,027
Deposits from brokers for:
OTC derivative contracts	3,020,000
Variation margin on futures contracts	58,035
Due to brokers	13,350,873
OTC swap contracts (upfront receipts $318,012)	285,884
Options written, at value (premiums received $724,467)	434,251
Securities sold short, at value (proceeds $250,976,790)	250,220,336
Payable upon return of securities loaned (Note 1j)	7,191,225
Unrealized depreciation on OTC forward exchange contracts	4,677,335
Unrealized depreciation on OTC swap contracts	5,646,993
Unrealized depreciation on unfunded loan commitments (Note 11)	22,745
Accrued expenses and other liabilities	309,155

Total liabilities	332,773,624

Net assets, at value	$1,433,110,452

Net assets consist of:
Paid-in capital	$1,247,767,006
Total distributable earnings (loss)	185,343,446

Net assets, at value	$1,433,110,452

†Includes securities loaned	$15,260,059

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2021 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$104,373,018

Shares outstanding	8,350,335

Net asset value per share[a]	$12.50

Maximum offering price per share (net asset value per share ÷ 94.50%)	$13.23

Class C:
Net assets, at value	$29,196,259

Shares outstanding	2,413,778

Net asset value and maximum offering price per share[a]	$12.10

Class R:
Net assets, at value	$1,139,356

Shares outstanding	91,371

Net asset value and maximum offering price per share	$12.47

Class R6:
Net assets, at value	$53,365,449

Shares outstanding	4,222,946

Net asset value and maximum offering price per share	$12.64

Advisor Class:
Net assets, at value	$1,245,036,370

Shares outstanding	98,806,099

Net asset value and maximum offering price per share	$12.60

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

84	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2021 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends (net of foreign taxes)*
Unaffiliated issuers	$2,064,233
Interest: (net of foreign taxes)~
Unaffiliated issuers	11,362,014
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	52,504
Non-controlled affiliates (Note 3f)	189

Total investment income	13,478,940

Expenses:
Management fees (Note 3a)	12,996,815
Distribution fees: (Note 3c)
Class A	129,910
Class C	152,780
Class R	2,283
Transfer agent fees: (Note 3e)
Class A	48,997
Class C	14,402
Class R	431
Class R6	6,112
Advisor Class	567,886
Custodian fees (Note 4) .	124,237
Reports to shareholders fees	50,734
Registration and filing fees	52,155
Professional fees	304,303
Trustees’ fees and expenses	209,398
Dividends and interest on securities sold short	1,299,783
Security borrowing fees	1,202,491
Other	76,102

Total expenses	17,238,819

Expense reductions (Note 4)	(20,001)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,122,836)

Net expenses	16,095,982

Net investment income (loss)	(2,617,042)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	44,497,888
Written options	698,852
Foreign currency transactions	(564,144)
Forward exchange contracts	2,940,314
Futures contracts	(8,054,427)
Securities sold short	(20,772,240)
Swap contracts	(968,475)

Net realized gain (loss)	17,777,768

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(22,481,528)
Translation of other assets and liabilities denominated in foreign currencies	(266,259)
Forward exchange contracts	3,871,678
Written options	120,574
Futures contracts	543,531
Securities sold short	10,563,198
Swap contracts	(3,306,280)

Net change in unrealized appreciation (depreciation)	(10,955,086)

Net realized and unrealized gain (loss)	6,822,682

Net increase (decrease) in net assets resulting from operations	$4,205,640

* Foreign taxes withheld on dividends	$73,000
~ Foreign taxes withheld on interest	$21,764

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,617,042)	$(5,706,292)
Net realized gain (loss)	17,777,768	82,760,682
Net change in unrealized appreciation (depreciation)	(10,955,086)	64,678,301

Net increase (decrease) in net assets resulting from operations	4,205,640	141,732,691

Distributions to shareholders:
Class A	—	(770,421)
Class C	—	(270,063)
Class R	—	(6,563)
Class R6	—	(218,294)
Advisor Class	—	(8,558,261)

Total distributions to shareholders	—	(9,823,602)

Capital share transactions: (Note 2)
Class A	1,964,793	1,751,000
Class C	(2,335,970)	(7,911,374)
Class R	299,653	(133,193)
Class R6	25,945,345	9,227,168
Advisor Class	88,936,324	59,488,692

Total capital share transactions	114,810,145	62,422,293

Net increase (decrease) in net assets	119,015,785	194,331,382
Net assets:
Beginning of period	1,314,094,667	1,119,763,285

End of period	$1,433,110,452	$1,314,094,667

86	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Effective August 2, 2021, Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A shares after a 10-year holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value

(NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which

franklintempleton.com	Semiannual Report	87

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain

88	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2021.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from

$100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund,

franklintempleton.com	Semiannual Report	89

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

See Notes 6 and 12 regarding investment transactions and other derivative information, respectively.

f. Restricted Cash

At November 30, 2021, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

i. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

j. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency Securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $8,741,681 in U.S. Government and Agency Securities as collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

j. Securities Lending (continued)

borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

k. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2021, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2021, the net assets of the K2 Subsidiary were $21,065,227 representing 1.5% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

l. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

m. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2021, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

n. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

(tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

o. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

p. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	763,648	$9,604,446	1,951,153	$23,399,007
Shares issued in reinvestment of distributions	—	—	57,588	702,572
Shares redeemed	(607,919)	(7,639,653)	(1,878,747)	(22,350,579)

Net increase (decrease)	155,729	$1,964,793	129,994	$1,751,000

Class C Shares:
Shares sold	197,230	$2,405,282	378,698	$4,426,844
Shares issued in reinvestment of distributions	—	—	20,310	241,483
Shares redeemed[a]	(388,721)	(4,741,252)	(1,086,696)	(12,579,701)

Net increase (decrease)	(191,491)	$(2,335,970)	(687,688)	$(7,911,374)

Class R Shares:
Shares sold	25,795	$323,759	7,188	$83,786
Shares issued in reinvestment of distributions	—	—	538	6,563
Shares redeemed	(1,940)	(24,106)	(19,125)	(223,542)

Net increase (decrease)	23,855	$299,653	(11,399)	$(133,193)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended November 30, 2021		Year Ended May 31, 2021

	Shares	Amount	Shares	Amount

Class R6 Shares:
Shares sold	2,393,692	$30,438,624	1,604,568	$19,048,050
Shares issued in reinvestment of distributions	—	—	15,991	196,690
Shares redeemed	(354,326)	(4,493,279)	(817,737)	(10,017,572)

Net increase (decrease)	2,039,366	$25,945,345	802,822	$9,227,168

Advisor Class Shares:
Shares sold	14,688,334	$186,253,218	25,684,121	$308,883,780
Shares issued in reinvestment of distributions	—	—	466,135	5,719,482
Shares redeemed	(7,688,175)	(97,316,894)	(21,325,304)	(255,114,570)

Net increase (decrease)	7,000,159	$88,936,324	4,824,952	$59,488,692

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors) (formerly Franklin Templeton Distributors, Inc.)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.90%	Up to and including $1 billion
1.85%	Over $1 billion, up to and including $1.5 billion
1.80%	Over $1.5 billion, up to and including $3 billion
1.75%	In excess of $3 billion

For the period ended November 30, 2021, the annualized gross effective management fee rate was 1.89% of the Fund’s average daily net assets.

Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Benefit Street Partners L.L.C.*
BlueBay Asset Management, LLP
Chilton Investment Company, LLC
Electron Capital Partners, LLC
Ellington Global Asset Management, LLC
Emso Asset Management Limited
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
One River Asset Management, LLC
P. Schoenfeld Asset Management L.P.
Portland Hill Asset Management Limited
RV Capital Management Private, Ltd.
Wellington Management Company, LLP

*An affiliate of K2 Advisors.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$7,066
CDSC retained	$692

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2021, the Fund paid transfer agent fees of $637,828 of which $221,658 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2021, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$3,305,000	$32,389,000	$(29,942,000)	$—	$—	$5,752,000	5,752,000	$189

g. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.95% based on the average net assets of each class until September 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

At November 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$965,240,646

Unrealized appreciation	$182,230,469
Unrealized depreciation	(58,839,956)

Net unrealized appreciation (depreciation)	$123,390,513

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2021, aggregated $1,065,253,084 and $985,313,061, respectively.

At November 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $7,191,225 of cash collateral. The gross amounts of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

The Fund sold certain long positions held in the portfolio and simultaneously entered into total return swaps on the positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At November 30, 2021, the transfers of financial assets accounted for as sales were as follows:

	At Original Transactions Dates		At Period Ended November 30, 2021

	Cost Basis of Positions Sold	Gross Cash Received for Positions Sold	Fair Value of Transferred Assets[a]	Gross Derivative Assets Recorded[b]	Gross Derivative Liabilities Recorded[b]
Sales and total return swaps	$841,774	$1,148,234	$829,709	$830,152	$(1,148,677)

a$(318,525) of fair value of transferred assets are included as unrealized depreciation on OTC swap contracts in the Consolidated Statement of Assets and Liabilities.

bBalances are presented on a gross basis, based on each leg of the swap contract, before the application of counterparty and cash collateral offsetting.

See Notes 1(e) and 12 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2021, the Fund had 5.4% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

7. Credit Risk and Defaulted Securities (continued)

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2021, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $9,856,716, representing 0.7% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Concentration of Risk

Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.

At November 30, 2021, the Fund had less than 0.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

10. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
54,708	Riverbed Technology Inc., senior note, 6.00%, 1/13/22	10/13/21	$54,451	$54,161

Total Restricted Securities (Value is less than 0.1% of Net Assets)			$54,451	$54,161

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

11. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At November 30, 2021, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Intelsat Jackson Holdings SA, Term Loan DIP	$28,931
Upfield Group BV, Term Loan RC	726,041

$754,972

12. Other Derivative Information

At November 30, 2021, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$274,632	[a]	Variation margin on futures contracts	$1,040,560	[a]
	Variation margin on centrally cleared swap contracts	165,556	[a]	Variation margin on centrally cleared swap contracts	487,521	[a]
	Unrealized appreciation on OTC swap contracts	61,836		Unrealized depreciation on OTC swap contracts	32,110

Foreign exchange contracts	Investments in securities, at value	200	[b]
	Variation margin on futures contracts	20,168	[a]
	Unrealized appreciation on OTC forward exchange contracts	6,573,274		Unrealized depreciation on OTC forward exchange contracts	4,677,335

Credit contracts	Variation margin on centrally cleared swap contracts	250,500	[a]	Variation margin on centrally cleared swap contracts	131,053	[a]
	OTC swap contracts (upfront payments)	894,273		OTC swap contracts (upfront receipts)	285,884
	Unrealized appreciation on OTC swap contracts	174,309		Unrealized depreciation on OTC swap contracts	290,499

Equity contracts	Investments in securities, at value	1,766,117	[b]	Options written, at value	434,251
	Variation margin on futures contracts	1,763,399	[a]	Variation margin on futures contracts	627,141	[a]
	Unrealized appreciation on OTC swap contracts	5,661,979		Unrealized depreciation on OTC swap contracts	5,324,384

Commodity contracts	Variation margin on futures contracts	285,298	[a]	Variation margin on futures contracts	1,224,382	[a]

Totals		$17,891,541			$14,555,120

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information (continued)

For the period ended November 30, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(4,023,560)	Futures contracts	$(629,287)
	Swap contracts	(309,398)	Swap contracts	(241,833)

Foreign exchange contracts	Forward exchange contracts	2,940,314	Investments	(11,825)[a]
	Futures contracts	(16,534)	Forward exchange contracts	3,871,678
			Futures contracts	20,098

Credit contracts	Swap contracts	(769,881)	Swap contracts	597,601

Equity contracts	Investments	(3,694,424)[a]	Investments	130,112 [a]
	Written options	698,852	Written options	120,574
	Futures contracts	(6,558,736)	Futures contracts	3,413,753
	Swap contracts	110,804	Swap contracts	(3,662,048)

Commodity contracts	Futures contracts	2,544,403	Futures contracts	(2,261,033)

Totals		$(9,078,160)		$1,347,790

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2021, the average month end notional amount of options, futures contracts and swap contracts represented 1,314,631 shares/units, $425,949,854 and $282,944,327, respectively. The average month end contract value of forward exchange contracts was $390,275,085.

At November 30, 2021, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$6,573,274	$4,677,335
Options Purchased	11,360	—
Swap Contracts	6,792,397	5,932,877

Total	$13,377,031	$10,610,212

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$81,300	$(1,102)	$—	$—	$80,198
BNYM	581,952	(332,833)	(249,119)	—	—
BOFA	35,764	(35,764)	—	—	—
BZWS	1,522,374	(744,521)	—	—	777,853
CITI	49,117	(35,470)	—	—	13,647
DBAB	85,196	—	—	—	85,196
FBCO	320	(320)	—	—	—
GSCO	131,753	(131,753)	—	—	—
HSBC	18,363	(2,962)	—	—	15,401
JPHQ	1,989,174	(1,422,573)	(496,496)	—	70,105
JPHQ[b]	1,153,708	—	—	—	1,153,708
MSCO	946,470	(946,470)	—	—	—
MSCO[b]	1,215,128	—	—	—	1,215,128
MSCO[c]	2,032,148	(1,532,667)	—	—	499,481
MSCS	3,534,264	(1,822,906)	—	—	1,711,358

Total	$13,377,031	$(7,009,341)	$(745,615)	$—	$5,622,075

At November 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$1,102	$(1,102)	$—	$—	$—
BNYM	332,833	(332,833)	—	—	—
BOFA	48,324	(35,764)	—	(12,560)	—
BZWS	744,521	(744,521)	—	—	—
CITI	35,470	(35,470)	—	—	—
DBAB	—	—	—	—	—
FBCO	1,038	(320)	—	—	718
GSCO	178,061	(131,753)	—	(46,308)	—
HSBC	2,962	(2,962)	—	—	—
JPHQ	1,422,573	(1,422,573)	—	—	—
JPHQ[b]	1,055,143	—	—	—	1,055,143
MSCO	1,674,086	(946,470)	—	—	727,616
MSCO[b]	1,758,526	—	—	—	1,758,526
MSCO[c]	1,532,667	(1,532,667)	—	—	—
MSCS	1,822,906	(1,822,906)	—	—	—

Total	$10,610,212	$(7,009,341)	$—	$(58,868)	$3,542,003

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information (continued)

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bRepresents derivatives not subject to an ISDA master agreement.

cRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 104.

13. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2021, the Fund did not use the Global Credit Facility.

14. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2021, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$527,809,173	$69,721,202	$2,495,819		$600,026,194
Convertible Bonds	—	176,655,406	—		176,655,406
Corporate Bonds and Notes	—	155,315,533	23,978		155,339,511
Corporate Bonds and Notes in Reorganization	—	2,446,158	—	[c]	2,446,158
Senior Floating Rate Interests	—	6,460,192	—		6,460,192
Senior Floating Rate Interests in Reorganization	—	109,959	—		109,959
Credit-Linked Notes	—	3,474,681	2,501,698		5,976,379
Foreign Government and Agency Securities	—	59,802,009	—		59,802,009

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Level 1	Level 2		Level 3	Total
Foreign Government and Agency Securities in Reorganization	$—	$167,749		$—	$167,749
U.S. Government and Agency Securities	—	1,792,921		—	1,792,921
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	94,159,279		360,686	94,519,965
Municipal Bonds in Reorganization	—	7,132,850		—	7,132,850
Options Purchased	1,766,117	200		—	1,766,317
Short Term Investments	219,615,742	7,244,225		—	226,859,967

Total Investments in Securities	$749,191,032	$584,482,364	[d]	$5,382,181	$1,339,055,577

Other Financial Instruments:
Futures Contracts	$2,343,497	$—		$—	$2,343,497
Forward Exchange Contracts	—	6,573,274		—	6,573,274
Swap Contracts	—	6,299,058		15,122	6,314,180

Total Other Financial Instruments	$2,343,497	$12,872,332		$15,122	$15,230,951

Liabilities:
Other Financial Instruments:
Options Written	$434,251	$—		$—	$434,251
Securities Sold Short[a]	234,138,372	16,081,964	[e]	—	250,220,336
Futures Contracts	2,892,083	—		—	2,892,083
Forward Exchange Contracts	—	4,677,335		—	4,677,335
Swap Contracts	—	6,265,567		—	6,265,567
Unfunded Loan Commitments	—	22,745		—	22,745

Total Other Financial Instruments	$237,464,706	$27,047,611		$—	$264,512,317

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

bIncludes common, preferred and convertible preferred stocks and exchange traded funds as well as other equity interests.

cIncludes securities determined to have no value at November 30, 2021.

dIncludes foreign securities valued at $69,471,883, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

eIncludes foreign securities valued at $3,856,176, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

15. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

16. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America Corp.	BRL	Brazilian Real	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS
BZWS	Barclays Bank PLC	CAD	Canadian Dollar
CITI	Citigroup, Inc.	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
FBCO	Credit Suisse Group AG	CZK	Czech Koruna	CAC	Cotation Assistee en Continu
GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation
HSBC	HSBC Bank USA, N.A.	EUR	Euro	COPIBR	Colombian Peso Interbank Offered Rate
JPHQ	JP Morgan Chase & Co.	GBP	British Pound	DAX	Deutscher Aktienindex
MSCO	Morgan Stanley & Co. LLC	HKD	Hong Kong Dollar	DIP	Debtor-In-Possession
MSCS	Morgan Stanley Capital Services LLC	HUF	Hungarian Forint	DJIA	Dow Jones Industrial Average
		INR	Indian Rupee	EIBOR	Emirates Interbank Offered Rate
		JPY	Japanese Yen	EONIA	Euro OverNight Index Average
		KRW	South Korean Won	ETF	Exchange Traded Fund
		MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
		NOK	Norwegian Krone	FEDEF	Federal Funds Effective Rate
		NZD	New Zealand Dollar	FHLMC	Federal Home Loan Mortgage Corp.
		PEN	Peruvian Nuevo Sol	FNMA	Federal National Mortgage Association
		PLN	Polish Zloty	FRN	Floating Rate Note
		RUB	Russian Ruble	FTSE	Financial Times Stock Exchange
		SEK	Swedish Krona	HONIX	Hong Kong Overnight Index Rate
		SGD	Singapore Dollar	JIBAR	Johannesburg Interbank Agreed Rate
		USD	United States Dollar	KDR	Korean Depositary Receipt
		ZAR	South African Rand	LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
Index				MSCI	Morgan Stanley Capital International
				MTN	Medium Term Note
CDX.NA.HY	CDX North America High Yield Index			MUTSCALM	Japan Unsecured Overnight Call Rate
				PIK	Payment In-Kind
				PRIBOR	Prague Interbank Offered Rate
				RBACR	Reserve Bank of Australia Cash Rate
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
				SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SORA	Singapore Overnight Rate Average
				SPAC	Special Purpose Acquisition Company
				SPDR	Standard & Poor’s Depositary Receipt
				STIBOR	Stockholm Interbank Offered Rate
				TOPIX	Tokyo Price Index
				WIBOR	Warsaw Interbank Offered Rate

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Shareholder Information

Board Approval of Sub-Advisory Agreement

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Alternative Strategies Fund

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on July 13, 2021, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with Benefit Street Partners, L.L.C. (“Sub-Advisor”) with respect to the Fund.

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 19, 2021 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the Fund’s existing sub-advisors.

In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for the Sub-Advisor; (2) information describing the nature, quality and extent of services that the Sub-Advisor would provide to the Fund, and the proposed sub-advisory fees payable to the Sub-Adviser; (3) a report from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors and identical to the terms of the Sub-Advisor’s sub-advisory agreement with the Franklin K2 Long Short Credit Fund.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Sub-Advisor to the Fund under the New Sub-Advisory Agreement; (2) the Sub-Advisor’s experience as a manager of other accounts, including as a sub-advisor to the Franklin K2 Long Short Credit Fund; (3) the Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Advisor; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as the Sub-Advisor’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goal.

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be

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SHAREHOLDER INFORMATION

exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by the Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and the Sub-Advisor’s proposed investment strategy, and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, the Sub-Advisor’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by the Sub-Advisor, the Board noted the responsibilities that the Sub-Advisor would have with respect to the Fund’s assets to be allocated to it by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of the Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of its Sub-Advised Portion, including the performance of the Sub-Advisor as a sub-advisor to the Franklin K2 Long Short Credit Fund.

The trustees reviewed the portfolio management teams at the Sub-Advisor that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing the Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities, and efforts to integrate the Sub-Advisor’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by the Sub-Advisor to the Fund and its shareholders and were confident in the abilities of the Sub-Advisor to implement its proposed investment strategies, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Sub-Advisor had not provided any services to the Fund, there was no investment performance of the Sub-Advisor with respect to the Fund. The Board considered the investment performance of the Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion, including the performance of the Sub-Advisor as a sub-advisor to the Franklin K2 Long Short Credit Fund. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of the Sub-Advisor in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by the Sub-Advisor. The Board also noted that it could not evaluate the Sub-Advisor’s profitability with respect to the Fund since no assets had yet been allocated to the Sub-Advisor.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to the Sub-Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to the Sub-Advisor were the product of negotiations between K2 Advisors and the Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and the Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and the Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which the Sub-Advisor may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring the Sub-Advisor as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, and the expected impact of the engagement of the Sub-Advisor on the amount of Fund expenses being

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SHAREHOLDER INFORMATION

waived by K2 Advisors (2) the level of sub-advisory fees to be paid to the Sub-Advisor, and (3) whether there is a conflict of interest from which K2 Advisors or the Sub-Advisor derives an inappropriate advantage.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for the Sub-Advisor was fair and reasonable. In doing so, the Board, including the Independent Trustees, found that the appointment of the Sub-Advisor is in the best interests of the Fund and its shareholders, and does not involve a conflict of interest from which K2 Advisors or the Sub-Advisor derives an inappropriate advantage.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Sub-Advisor as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with the Sub-Advisor for the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com	Semiannual Report	107

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Alternative Strategies Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2022 Franklin Templeton Investments. All rights reserved.		068 S 01/22

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 LONG SHORT CREDIT FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2021

Sign up for electronic delivery at franklintempleton.com/edelivery

SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the six months ended November 30, 2021, the global economy benefited from continued monetary and fiscal stimulus measures, improved global trade, easing COVID-19 pandemic restrictions and the progress of vaccination programs. During parts of the period, geopolitical tensions, the Chinese government’s regulatory changes, surges of COVID-19 cases in certain regions and the emergence of the Omicron variant pressured global stock and bond prices. Conversely, investor sentiment was boosted by economic growth in the U.S. and China and accommodative monetary policies by some central banks, including the U.S. Federal Reserve and the European Central Bank.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a +5.08% total return for the period.1 In contrast, global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -10.65% total return, while global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a -2.76% total return.1

We are committed to our long-term perspective and disciplined investment approach as we continue to conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial professionals in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Brooks Ritchey

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

SEMIANNUAL REPORT

Franklin K2 Long Short Credit Fund

This semiannual report for Franklin K2 Long Short Credit Fund covers the period ended November 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple alternative strategies in the fixed income and credit areas, including, but not limited to, some or all of the following: credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. As defined in the Fund’s prospectus, credit-related investments include, but are not limited to: U.S. or foreign debt obligations of any credit quality, maturity or duration; all varieties of fixed income, variable-rate and floating-rate debt securities and investments; and derivatives, such as swap agreements, futures contracts and options, and other transactions and instruments that provide exposure to credit-related investments.

Performance Overview

The Fund’s Class A shares posted a +0.09% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Fixed Income - Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, posted a -0.19% cumulative total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.01% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

11/30/21

% of Total Net Assets
Long Positions	75.8%
Short Positions	-3.9%
Short-Term Investments	20.9%
Other Assets, less Liabilities	7.2%

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index (USD), posted a +3.03% total return for the six months ended November 30, 2021.2 Global equities benefited from the continued progress of vaccination programs for COVID-19, solid economic growth and a rebound in global trade. However, the Chinese government’s imposition of additional restrictions on some businesses pressured Asian and global emerging market stocks. The combination of increased consumer demand and persistent supply-chain disruptions contributed to higher inflation in many countries. Additionally, the spread of the highly contagious Delta variant pressured global stocks, and the emergence of the Omicron variant late in the six-month period injected further uncertainty into equity markets.

In the U.S., the economy continued to recover amid declining unemployment, solid wage growth and high business confidence. Gross domestic product (GDP) growth continued, as strong consumer spending supported the economy. A rebound in corporate earnings and the passage of a bipartisan infrastructure bill further bolstered investor

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income - Credit Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN K2 LONG SHORT CREDIT FUND

sentiment. The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended U.S. Treasury and mortgage bond purchases to help keep markets functioning. However, in its November 2021 meeting statement, the Fed detailed plans to reduce its purchases of U.S. Treasury and mortgage-backed securities beginning in November. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

The eurozone economy showed signs of recovery, as quarter-over-quarter GDP increased in the second and third quarters of 2021 after contracting for the previous two quarters. Most of the eurozone’s largest economies posted solid growth rates, as increased vaccination rates helped consumer activity return to pre-pandemic levels. Strong corporate earnings growth also helped European developed market equities. However, in November 2021, the annual inflation rate in the eurozone reached the highest level since 1997, two years before the introduction of the euro, and the prospect of energy shortages as winter approached tempered investor optimism. Consequently, European developed market equities, as measured by the MSCI Europe Index (USD), posted a -3.58% total return for the six months under review.2

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index (USD), posted a -8.18% total return for the six-month period.2 Although China’s economy continued to grow, it was pressured by higher commodity prices, increased fuel costs and production disruption caused by government-mandated suspensions of power use. Asian equity markets experienced heightened volatility due to inflation concerns and rising COVID-19 infection rates in some countries. Unexpected regulatory changes by the Chinese government, which negatively impacted education- and technology-related businesses, and concerns about a Chinese large property developer’s solvency further pressured Asian stocks during the six-month period.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -10.65% total return for the six months under review.2 Higher COVID-19 cases in some countries, limited vaccine rollouts and concerns about rising interest rates and elevated inflation dampened investor enthusiasm in global emerging market equities. Interest-rate increases by several central banks, including Brazil, Russia and Mexico, to counter inflation raised investor concerns about a slowdown in economic growth.

Investment Strategy

We manage the Fund using a multi-manager approach. While we have overall responsibility for the Fund’s investments, we allocate the Fund’s assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market fixed income. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy and subadvisor weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commercial MBS, REITs, credit default swaps on various indexes, collateralized loan obligations (CLOs) and ABS. Emerging market fixed income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income. The Fund may invest in debt securities of any credit quality or rating, including high-yield (“junk”) bonds, distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, equities and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities, indexes and exchange-traded funds; and swaps.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Subadvisors

11/30/21

Credit Long Short

Apollo Credit Management LLC

Benefit Street Partners L.L.C.

Structured Credit

Ellington Global Asset Management, LLC

Medalist Partners, LP

Emerging Market Fixed Income

Emso Asset Management Limited

Manager’s Discussion

The Fund’s subadvisors for the six months under review were Apollo Management, Benefit Street Partners, Ellington Global Asset Management, Emso Asset Management and Medalist Partners. These subadvisors are also listed in the Subadvisors table on this page. Four of the five subadvisors posted gains for the period, led by structured credit subadvisors Ellington and Medalist. The emerging market fixed income subadvisor, Emso, posted a decline for the period.

Two of the Fund’s three underlying strategies—structured credit and credit long short—contributed to the Fund’s positive performance for the period, while the emerging market fixed income strategy detracted from performance. On an asset class level, credit positioning was the top positive contributor to the Fund’s aggregate returns, with additional positive contribution from currencies (net short positioning versus the U.S. dollar) and equity exposures. Conversely, interest-rate positioning detracted from Fund performance.

In terms of aggregate sector exposures, the top positive performance drivers for the Fund were MBS, ABS and utilities. In contrast, long positions in emerging market government bonds and short positions in U.S. government bonds negatively affected returns, as did equity index hedges.

In the structured credit strategy, MBS and ABS led positive contributors. In contrast, credit index hedges detracted from performance. Ellington, the top overall positive-performing subadvisor during the period, benefited from residential MBS, driven by an increase in trading activity, and collateralized loan obligations, as loan performance and trading value broadly remained solid.

The credit long short strategy benefited from exposures to sectors such as utilities (long positioning), currencies (net short positioning versus the U.S. dollar) and energy (long positioning). Conversely, information technology (long positioning) and equity index hedges were net detractors from strategy results.

For the emerging market fixed income strategy, detractors from performance included emerging market sovereign bonds (long positioning), especially in the Ukraine, South Africa, Russia and Egypt, along with short positioning in U.S. government bond futures. U.S. index futures (short positioning) also hindered results. Conversely, positive contributors included municipal bonds in Puerto Rico (long positioning), driven by renewed optimism around restructuring, as well as short positioning in both interest-rate swaps in Poland and currency forward contracts in South Africa.

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your future investment needs.

Robert Christian

Co-Lead Portfolio Manager

Brooks Ritchey

Co-Lead Portfolio Manager

Art Vinokur

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2021

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/211

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+0.09%	-5.38%
1-Year	+4.34%	-1.37%
5-Year	+21.59%	+2.81%
Since Inception (9/8/15)	+30.77%	+3.46%

Advisor
6-Month	+0.18%	+0.18%
1-Year	+4.46%	+4.46%
5-Year	+22.59%	+4.16%
Since Inception (9/8/15)	+31.97%	+4.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN K2 LONG SHORT CREDIT FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.33%	2.92%
Advisor	2.08%	2.67%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower-rated or high-yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks, including the risks of foreign investments.

1. The Fund has an expense reduction contractually guaranteed through 9/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During Period 6/1/21–11/30/21[1,2]	Ending Account Value 11/30/21	Expenses Paid During Period 6/1/21–11/30/21[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,000.90	$10.83	$1,014.24	$10.91	2.16%
C	$1,000	$997.20	$14.57	$1,010.48	$14.67	2.91%
R	$1,000	$1,000.00	$12.13	$1,012.94	$12.21	2.42%
R6	$1,000	$1,002.70	$9.09	$1,015.99	$9.15	1.81%
Advisor	$1,000	$1,002.70	$9.64	$1,015.44	$9.70	1.92%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.90		$9.86	$10.45	$10.50	$10.49	$10.15

Income from investment operations[a]:

Net investment income[b]	0.13		0.28	0.23	0.37	0.29	0.23

Net realized and unrealized gains (losses)	(0.12)		1.03	(0.53)	(0.02)	0.08	0.53

Total from investment operations	0.01		1.31	(0.30)	0.35	0.37	0.76

Less distributions from:

Net investment income	—		(0.26)	(0.25)	(0.31)	(0.19)	(0.32)

Net realized gains	—		(0.01)	(0.04)	(0.09)	(0.17)	(0.10)

Total distributions	—		(0.27)	(0.29)	(0.40)	(0.36)	(0.42)

Net asset value, end of period	$10.91		$10.90	$9.86	$10.45	$10.50	$10.49

Total return[c]	0.09%		13.33%	(2.92)%	3.42%	3.63%	7.58%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.62%		2.85%	3.24%	3.15%	3.51%	3.50%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.16%	[f]	2.27% [f]	2.74%	2.69%	2.98% [f]	2.75%

Expenses incurred in connection with securities sold short	0.27%		0.41%	0.58%	0.62%	0.89%	0.76%

Net investment income	2.34%		2.61%	2.24%	3.49%	2.71%	2.24%

Supplemental data

Net assets, end of period (000’s)	$23,487		$26,581	$20,212	$27,870	$45,088	$41,001

Portfolio turnover rate	81.03%		194.81%	205.14%	158.66%	251.81%	317.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.70	$9.69	$10.26	$10.34	$10.35	$10.07

Income from investment operations[a]:

Net investment income[b]	0.08	0.19	0.15	0.27	0.19	0.14

Net realized and unrealized gains (losses)	(0.11)	1.01	(0.52)	(0.01)	0.07	0.52

Total from investment operations	(0.03)	1.20	(0.37)	0.26	0.26	0.66

Less distributions from:

Net investment income	—	(0.18)	(0.16)	(0.25)	(0.10)	(0.28)

Net realized gains	—	(0.01)	(0.04)	(0.09)	(0.17)	(0.10)

Total distributions	—	(0.19)	(0.20)	(0.34)	(0.27)	(0.38)

Net asset value, end of period	$10.67	$10.70	$9.69	$10.26	$10.34	$10.35

Total return[c]	(0.28)%	12.40%	(3.66)%	2.61%	2.70%	6.56%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.37%	3.64%	3.96%	4.03%	4.37%	4.44%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.91% [f]	3.05% [f]	3.46%	3.57%	3.84% [f]	3.69%

Expenses incurred in connection with securities sold short	0.27%	0.41%	0.58%	0.62%	0.89%	0.76%

Net investment income	1.59%	1.82%	1.52%	2.61%	1.85%	1.30%

Supplemental data

Net assets, end of period (000’s)	$2,684	$2,945	$2,882	$2,893	$2,503	$1,507

Portfolio turnover rate	81.03%	194.81%	205.14%	158.66%	251.81%	317.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.79	$9.77	$10.36	$10.41	$10.41	$10.10

Income from investment operations[a]:

Net investment income[b]	0.11	0.25	0.21	0.33	0.25	0.20

Net realized and unrealized gains (losses)	(0.12)	1.01	(0.53)	(0.01)	0.09	0.53

Total from investment operations	(0.01)	1.26	(0.32)	0.32	0.34	0.73

Less distributions from:

Net investment income	—	(0.23)	(0.23)	(0.28)	(0.17)	(0.32)

Net realized gains	—	(0.01)	(0.04)	(0.09)	(0.17)	(0.10)

Total distributions	—	(0.24)	(0.27)	(0.37)	(0.34)	(0.42)

Net asset value, end of period	$10.78	$10.79	$9.77	$10.36	$10.41	$10.41

Total return[c]	(0.09)%	12.95%	(3.13)%	3.12%	3.29%	7.29%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.87%	3.15%	3.46%	3.50%	3.82%	3.83%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.42% [f]	2.55% [f]	2.96%	3.04%	3.29% [f]	3.08%

Expenses incurred in connection with securities sold short	0.27%	0.41%	0.58%	0.62%	0.89%	0.76%

Net investment income	2.09%	2.31%	2.02%	3.14%	2.40%	1.91%

Supplemental data

Net assets, end of period (000’s)	$212	$196	$169	$166	$162	$127

Portfolio turnover rate	81.03%	194.81%	205.14%	158.66%	251.81%	317.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.94		$9.87	$10.45	$10.51	$10.50	$10.15

Income from investment operations[a]:

Net investment income[b]	0.15		0.31	0.26	0.36	0.31	0.24

Net realized and unrealized gains (losses)	(0.12)		1.02	(0.53)	— [c]	0.08	0.53

Total from investment operations	0.03		1.33	(0.27)	0.36	0.39	0.77

Less distributions from:

Net investment income	—		(0.25)	(0.27)	(0.33)	(0.21)	(0.32)

Net realized gains	—		(0.01)	(0.04)	(0.09)	(0.17)	(0.10)

Total distributions	—		(0.26)	(0.31)	(0.42)	(0.38)	(0.42)

Net asset value, end of period	$10.97		$10.94	$9.87	$10.45	$10.51	$10.50

Total return[d]	0.18%		13.54%	(2.58)%	3.53%	3.76%	7.71%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.66%		2.58%	2.95%	3.10%	3.35%	3.43%

Expenses net of waiver, payments by affiliates and expense reduction[f]	1.81%	[g]	1.99% [g]	2.41%	2.55%	2.83% [g]	2.68%

Expenses incurred in connection with securities sold short	0.24%		0.42%	0.58%	0.62%	0.89%	0.76%

Net investment income	2.70%		2.88%	2.57%	3.63%	2.86%	2.31%

Supplemental data

Net assets, end of period (000’s)	$6		$6	$5	$233	$13	$13,052

Portfolio turnover rate	81.03%		194.81%	205.14%	158.66%	251.81%	317.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2021 (unaudited)		Year Ended May 31,
			2021	2020	2019	2018	2017

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.91		$9.88	$10.46	$10.51	$10.50	$10.15

Income from investment operations[a]:

Net investment income[b]	0.14		0.30	0.26	0.38	0.30	0.24

Net realized and unrealized gains (losses)	(0.12)		1.02	(0.53)	(0.01)	0.09	0.53

Total from investment operations	0.02		1.32	(0.27)	0.37	0.39	0.77

Less distributions from:

Net investment income	—		(0.28)	(0.27)	(0.33)	(0.21)	(0.32)

Net realized gains	—		(0.01)	(0.04)	(0.09)	(0.17)	(0.10)

Total distributions	—		(0.29)	(0.31)	(0.42)	(0.38)	(0.42)

Net asset value, end of period	$10.93		$10.91	$9.88	$10.46	$10.51	$10.50

Total return[c]	0.18%		13.45%	(2.61)%	3.60%	3.75%	7.70%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.37%		2.65%	2.96%	3.03%	3.37%	3.44%

Expenses net of waiver, payments by affiliates and expense reduction[e]	1.92%	[f]	2.06%[f]	2.46%	2.57%	2.84%[f]	2.69%

Expenses incurred in connection with securities sold short	0.27%		0.41%	0.58%	0.62%	0.89%	0.76%

Net investment income	2.59%		2.81%	2.52%	3.61%	2.85%	2.30%

Supplemental data

Net assets, end of period (000’s)	$80,058		$76,637	$73,047	$86,868	$45,514	$25,125

Portfolio turnover rate	81.03%		194.81%	205.14%	158.66%	251.81%	317.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2021 (unaudited)

Franklin K2 Long Short Credit Fund

		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 2.2%
	Automobiles 0.2%
a	General Motors Co.	United States	2,700	$156,249

	Biotechnology 0.0%†
a	CytoDyn Inc.	United States	2,389	2,986

	Commercial Services & Supplies 0.2%
a	CM Life Sciences III Inc.	United States	2,593	26,915
a	Executive Network Partnering Corp., A	United States	6,280	61,795
a	Executive Network Partnering Corp., A, 9/25/28, wts.	United States	925	653
a	Gores Technology Partners II Inc.	United States	362	3,683
a	Gores Technology Partners Inc.	United States	145	1,470
a	Hedosophia European Growth	United Kingdom	1,142	12,770
	Iron Spark I Inc., A	United States	1,578	15,859
a	Landcadia Holdings IV Inc.	United States	1,374	13,912
a	Tech And Energy Transition Corp.	United States	2,499	24,915
a	Tishman Speyer Innovation Corp. II, A	United States	113	1,106
a	Twelve Seas Investment Co. II, A	United States	3,059	29,795
a	Twelve Seas Investment Co. II, A, 3/2/28, wts.	United States	1,019	658

				193,531

	Communications Equipment 0.0%†
a	Commscope Holding Co. Inc.	United States	2,026	20,179

	Diversified Financial Services 0.8%
a	2MX Organic SA, 11/16/25, wts.	France	1,165	322
a	Aequi Acquisition Corp.	United States	440	4,382
a	Aequi Acquisition Corp., A	United States	3,553	34,713
a	African Gold Acquisition Corp., A	United States	1,912	18,623
a	African Gold Acquisition Corp., A, 3/13/28, wts.	United States	1,434	809
a	Agile Growth Corp.	United States	1,147	11,550
a	Ares Acquisition Corp., A	United States	2,110	20,657
a	Ares Acquisition Corp., A, 12/31/27, wts.	United States	566	594
a	Blue Whale Acquisition Corp. I	United Arab Emirates	3,792	37,711
a	CF Acquisition Corp. V, A	United States	1,761	17,540
a	CF Acquisition Corp. V, A, 12/31/27, wts.	United States	603	603
a	Corsair Partnering Corp.	United States	1,149	11,484
a	Crystal Peak Acquisition	Netherlands	1,993	19,561
a	Crystal Peak Acquisition, 6/22/26, wts.	Netherlands	802	—
a	Decarbonization Plus Acquisition Corp. II, A	United States	1,373	13,840
a	DHC Acquisition Corp., A	United States	1,838	17,957
a	DHC Acquisition Corp., A, 12/31/27, wts.	United States	612	465
a	Disruptive Acquisition Corp. I	United States	2,007	20,000
a	Dragoneer Growth Opportunities Corp. III, A	United States	3,050	30,439
a	ECP Environmental Growth Opportunities Corp., A, 2/11/28, wts.	United States	135	142
a	Elliott Opportunity II Corp.	United States	1,335	13,844
a	European Biotech Acquisition Corp.	Netherlands	361	3,585
a	Far Peak Acquisition Corp.	United States	7,608	78,058
a	Fast Acquisition Corp. II	United States	213	2,138
a	Figure Acquisition Corp. I, A	United States	409	4,041
a	Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	345	417
a	Forum Merger IV Corp.	United States	849	8,545
a	Freedom Acquisition I Corp., A	United States	573	5,587
a	FTAC Hera Acquisition Corp., A	United States	1,805	17,725
a	Fusion Acquisition Corp. II, A	United States	956	9,321
a	Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	318	240
a	Glenfarne Merger Corp.	United States	361	3,597
a	Investindustrial Acquisition Corp., 10/30/27, wts.	United States	580	1,102
a	ION Acquisition Corp. III Ltd., A	Israel	796	7,781
a	Joff Fintech Acquisition Corp., A	United States	1,575	15,372

14	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Joff Fintech Acquisition Corp., A, 12/31/27, wts.	United States	525	$420
a	Khosla Ventures Acquisition Co. III, A	United States	3,158	31,359
a	L Catterton Asia Acquisition Corp.	Singapore	668	6,727
a	Lakestar SPAC I SE, 12/31/25, wts.	Luxembourg	210	214
a	LDH Growth Corp. I	United States	180	1,791
a	Lead Edge Growth Opportunities Ltd.	United States	1,379	13,694
a	Lerer Hippeau Acquisition Corp., A	United States	2,839	27,765
a	Live Oak Mobility Acquisition Corp., A	United States	757	7,411
a	MDH Acquisition Corp., A	United States	1,367	13,506
a	MDH Acquisition Corp., A, 2/2/28, wts.	United States	683	424
a	The Music Acquisition Corp., A	United States	1,590	15,534
a	The Music Acquisition Corp., A, 2/5/28, wts.	United States	795	533
a	Nightdragon Acquisition Corp., A	United States	367	3,602
a	Obotech Acquisition SE, A	Luxembourg	1,240	13,711
a	Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	413	328
a	Pegasus Acquisition Co. Europe BV	Netherlands	1,768	19,850
a	Pegasus Digital Mobility Acquisition Corp.	Cayman Islands	1,665	16,733
a	Peridot Acquisition Corp. II	United States	735	7,354
a	Pershing Square Tontine Holdings Ltd., A	United States	1,507	30,381
a	Pioneer Merger Corp., A	United States	597	5,934
a	Population Health Investment Co. Inc., A	United States	342	3,348
a	Powered Brands, A	United States	1,065	10,394
a	PWP Forward Acquisition Corp. I	United States	1,807	17,889
a	Silver Crest Acquisition Corp., A	United States	857	8,416
a	Silver Crest Acquisition Corp., A, 3/31/28, wts.	United States	428	304
a	Supernova Partners Acquisition Co. II Ltd., A	United States	1,102	11,902
a	Supernova Partners Acquisition Co. II Ltd., A, 12/31/27, wts.	United States	435	1,266
a	Supernova Partners Acquisition Co. III Ltd.	United States	2,530	25,174
a	SVF Investment Corp. 2, A	United States	72	719
a	SVF Investment Corp. 3, A	United States	72	720
a	TCV Acquisition Corp., A	United States	500	4,975
a	TCW Special Purpose Acquisition Corp., A	United States	1,838	17,939
a	TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	612	465
a	Tekkorp Digital Acquisition Corp., 10/26/27, wts.	United States	433	370
a	TPG Pace Beneficial II Corp., A	United States	83	830
a	Twin Ridge Capital Acquisition Corp., A	United States	2,202	21,448
a	Twin Ridge Capital Acquisition Corp., A, 12/31/28, wts.	United States	734	551
a	VPC Impact Acquisition Holdings III Inc., A	United States	1,445	14,450
a	Waldencast Acquisition Corp.	United States	82	846
a	Zimmer Energy Transition Acquisition Corp.	United States	2,110	21,216

				813,238

	Diversified Telecommunication Services 0.2%
a	BT Group PLC, A	United Kingdom	26,436	55,650
a	Liberty Global PLC, C	United Kingdom	5,073	135,145

				190,795

	Equity Real Estate Investment Trusts (REITs) 0.2%
	VICI Properties Inc.	United States	9,272	252,199

	Independent Power & Renewable Electricity Producers 0.4%
b	Clearway Energy Inc., A	United States	11,757	405,969

	Internet & Direct Marketing Retail 0.0%†
a	THG PLC, B	United Kingdom	14,340	33,718

	Media 0.1%
a	Altice USA Inc., A	United States	4,509	71,423

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares/Warrants		Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels 0.0%†
a,c	Bighorn Permian Resources LLC, 2/1/24, wts.	United States	1,346		$20,129

	Pharmaceuticals 0.1%
a	Bausch Health Cos. Inc.	United States	4,071		97,053

	Professional Services 0.0%†
a,c,d	Acosta Inc.	United States	923		7,476

	Textiles, Apparel & Luxury Goods 0.0%†
a,e	Samsonite International SA, 144A	United States	10,513		19,660

	Total Common Stocks and Other Equity Interests (Cost $1,978,597)				2,284,605

	Convertible Preferred Stocks 0.3%
	Media 0.2%
	Viacomcbs Inc., 5.75%, cvt. pfd., A	United States	4,492		232,057

	Professional Services 0.1%
a,c,d	Acosta Inc., cvt. pfd.	United States	925		46,250

	Total Convertible Preferred Stocks (Cost $343,770)				278,307

	Preferred Stocks 0.1%
	Diversified Financial Services 0.0%†
a	2MX Organic SA, pfd.	France	1,177		13,225

	Electric Utilities 0.0%†
	SCE Trust VI, 5.00%, pfd.	United States	1,042		25,842

	Thrifts & Mortgage Finance 0.1%
	FHLMC, pfd.,
	O, 5.81%	United States	9,100		45,318
	Z, 8.375%	United States	2,420		8,881
	FNMA, pfd.,
	[a] O	United States	8,600		45,580
	S, 8.25%	United States	4,475		17,453

					117,232

	Total Preferred Stocks (Cost $146,898)				156,299

			Principal Amount*
	Convertible Bonds 1.8%
	Airlines 0.2%
e	Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	10,925	EUR	198,915

	Diversified Consumer Services 0.4%
	Chegg Inc., senior note,
	0.125%, 3/15/25	United States	82,000		78,966
	zero cpn., 9/01/26	United States	424,000		349,164

					428,130

	Internet & Direct Marketing Retail 0.5%
e	Just Eat Takeaway.Com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	200,000	EUR	196,582
	Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	56,000		50,008
e	The Realreal Inc., senior note, 144A, 1.00%, 3/01/28	United States	102,000		91,025
	Wayfair Inc., senior note, 1.00%, 8/15/26	United States	96,000		175,344

					512,959

	IT Services 0.0%†
e	Fastly Inc., senior note, 144A, zero cpn., 3/15/26	United States	19,000		16,031

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Leisure Products 0.1%
e	Peloton Interactive Inc., senior note, 144A, zero cpn., 2/15/26	United States	136,000		$113,900

	Specialty Retail 0.6%
e	Dufry One BV, senior note, Reg S, 0.75%, 3/30/26	Switzerland	600,000	CHF	618,385

	Total Convertible Bonds (Cost $1,919,670)				1,888,320

	Corporate Bonds and Notes 25.5%
	Aerospace & Defense 0.1%
e	Spirit Aerosystems Inc., senior secured note, 144A, 5.50%, 1/15/25	United States	118,000		121,782

	Airlines 0.4%
e	American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	499,000		445,253

	Automobiles 0.6%
e	Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	400,000		433,752
	Ford Motor Credit Co. LLC, senior note, 3.625%, 6/17/31	United States	166,000		169,639

					603,391

	Banks 0.2%
e,f	VTB Bank OJSC Via VTB Capital SA, senior note, loan participation, Reg S, 6.95%, 10/17/22	Russia	200,000		205,583

	Capital Markets 0.4%
e	Coinbase Global Inc., senior bond, 144A, 3.625%, 10/01/31	United States	500,000		464,583

	Chemicals 0.6%
e	Braskem Idesa SAPI, senior secured bond, 144A, 6.99%, 2/20/32	Mexico	200,000		196,346
e	Polar US Borrower LLC / Schenectady International Group Inc., senior note, 144A, 6.75%, 5/15/26	United States	500,000		486,620

					682,966

	Communications Equipment 0.4%
e	Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	450,000		441,326
d	Riverbed Technology Inc., senior note, 6.00%, 1/13/22	United States	35,221		34,869

					476,195

	Construction & Engineering 0.6%
e	Artera Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	273,000		275,013
e	Brand Industrial Services Inc., senior note, 144A, 8.50%, 7/15/25	United States	400,000		394,936

					669,949

	Consumer Finance 0.1%
e	PROG Holdings Inc., senior note, 144A, 6.00%, 11/15/29	United States	58,000		57,383

	Containers & Packaging 0.4%
e	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	400,000		393,240

	Diversified Consumer Services 1.4%
e	The Hertz Corp., senior note, 144A,
	4.625%, 12/01/26	United States	228,000		225,009
	5.00%, 12/01/29	United States	509,000		499,675
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	400,000		358,000
e	Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	250,000		231,204
e	Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	200,000		201,060

					1,514,948

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Financial Services 1.0%
e	Advisor Group Holdings Inc., senior note, 144A, 10.75%, 8/01/27	United States	360,000		$392,456
e	Constellation Automotive Financing PLC, senior note, 144A, 4.875%, 7/15/27	United Kingdom	100,000		129,530
e	Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	500,000		486,092
e	Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	64,000		63,998

					1,072,076

	Diversified Telecommunication Services 0.2%
	Frontier Communications Holdings LLC,
	secured note, 5.875%, 11/01/29	United States	34,658		34,127
	[e] senior secured note, 144A, 5.875%, 10/15/27	United States	125,000		129,285
	[e] senior secured note, 144A, 5.00%, 5/01/28	United States	55,000		55,256
e	Telesat Canada / Telesat LLC, senior secured note, 144A, 4.875%, 6/01/27	Canada	58,000		50,811

					269,479

	Electric Utilities 1.1%
g	Edison International, B, junior sub. note, 5.00% to 12/15/26, FRN thereafter, Perpetual	United States	6,000		6,027
e	Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	200,000		212,898
	Pacific Gas and Electric Co., secured bond,
	4.50%, 7/01/40	United States	320,653		336,303
	4.95%, 7/01/50	United States	60,000		67,451
	PG&E Corp., senior secured bond, 5.25%, 7/01/30	United States	500,000		513,335

					1,136,014

	Entertainment 0.8%
e,h	AMC Entertainment Holdings Inc., secured note, 144A, PIK, 12.00%, 6/15/26	United States	360,000		366,523
e	Roblox Corp., senior note, 144A, 3.875%, 5/01/30	United States	500,000		502,085

					868,608

	Equity Real Estate Investment Trusts (REITs) 0.9%
e	Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, senior secured note, 144A, 4.50%, 4/01/27	United States	500,000		475,860
e	SBA Communications Corp., senior note, 144A, 3.125%, 2/01/29	United States	500,000		475,638

					951,498

	Food & Staples Retailing 0.6%
e,g	Casino Guichard Perrachon SA, E, junior sub. note, 3.992% to 1/31/24, FRN thereafter, Reg S, Perpetual	France	200,000	EUR	148,713
e	Rite AID Corp., senior secured note, 144A, 7.50%, 7/01/25	United States	500,000		499,843

					648,556

	Health Care Providers & Services 0.5%
	Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	334,000		332,226
e	LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		180,399

					512,625

	Hotels, Restaurants & Leisure 0.8%
e	Carnival Corp., senior note, 144A, 6.00%, 5/01/29	United States	426,000		414,818
e	Lions Gate Capital Holdings LLC, senior note, 144A, 5.50%, 4/15/29	United States	400,000		405,700

					820,518

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Household Durables 0.9%
e	K. Hovnanian Enterprises Inc., 144A,
	senior secured note, 7.75%, 2/15/26	United States	626,000	$658,615
	senior secured note, 10.50%, 2/15/26	United States	250,000	266,791

				925,406

	Independent Power & Renewable Electricity Producers 0.3%
e	Calpine Corp., senior secured bond, 144A, 3.75%, 3/01/31	United States	355,000	338,833

	Insurance 0.5%
e,i	Sitka Holdings LLC, senior secured note, 144A, FRN, 5.25%, (3-Month USD LIBOR + 4.50%), 7/06/26	United States	500,000	509,956

	Internet & Direct Marketing Retail 0.6%
e	Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	502,000	508,029
e	Match Group Holdings II LLC, senior note, 144A, 3.625%, 10/01/31	United States	107,000	101,036

				609,065

	IT Services 0.3%
e	Austin Bidco Inc., senior note, 144A, 7.125%, 12/15/28	United States	286,000	294,032

	Leisure Products 0.4%
e	Majordrive Holdings IV LLC, senior note, 144A, 6.375%, 6/01/29	United States	400,000	383,616

	Marine 0.1%
e	Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	100,000	103,146

	Media 3.0%
	AMC Networks Inc., senior note, 4.25%, 2/15/29	United States	441,000	431,225
e	Clear Channel Outdoor Holdings Inc., senior note, 144A, 7.75%, 4/15/28	United States	364,000	380,266
e	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	101,000	102,957
	Dish DBS Corp.,
	senior note, 5.125%, 6/01/29	United States	92,000	80,969
	[e] senior secured note, 144A, 5.25%, 12/01/26	United States	220,000	218,303
	[e] senior secured note, 144A, 5.75%, 12/01/28	United States	310,000	306,034
e	Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	455,000	456,317
	Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000	385,949
e	Spanish Broadcasting System Inc., senior secured note, 144A, 9.75%, 3/01/26	United States	259,000	268,026
e	Urban One Inc., senior secured note, 144A, 7.375%, 2/01/28	United States	506,000	516,191

				3,146,237

	Metals & Mining 0.4%
e	Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	387,000	393,743

	Mortgage Real Estate Investment Trusts (REITs) 0.8%
e	Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	355,000	337,703
e	New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	520,000	513,913

				851,616

	Multiline Retail 0.1%
	Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	123,000	148,631

	Oil, Gas & Consumable Fuels 4.3%
e	DT Midstream Inc., senior bond, 144A, 4.375%, 6/15/31	United States	336,000	334,495
g	Energy Transfer LP, H, junior sub. note, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	149,000	152,725
e	Hurricane Finance PLC, senior note, 144A, 8.00%, 10/15/25	United Kingdom	134,000	187,752
e	Laredo Petroleum Inc., senior note, 144A, 7.75%, 7/31/29	United States	500,000	473,962
e	MC Brazil Downstream Trading SARL, senior secured note, Reg S, 7.25%, 6/30/31	Brazil	271,000	260,655

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
e	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	422,000		$372,651
	10.50%, 5/15/27	United States	515,000		485,295
e	Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	446,000		462,984
	Occidental Petroleum Corp., senior note, 5.50%, 12/01/25	United States	500,000		535,740
e	Petrofac Ltd., senior secured note, 144A, 9.75%, 11/15/26	United Kingdom	200,000		200,508
	Petroleos Mexicanos,
	senior bond, 5.95%, 1/28/31	Mexico	87,000		81,858
	senior bond, 6.375%, 1/23/45	Mexico	242,000		195,893
	senior bond, 6.75%, 9/21/47	Mexico	165,000		135,847
	senior bond, 6.35%, 2/12/48	Mexico	283,000		224,180
	senior bond, 6.95%, 1/28/60	Mexico	101,000		83,256
	senior note, 3.50%, 1/30/23	Mexico	135,000		135,505
	[e] senior note, 144A, 6.875%, 10/16/25	Mexico	47,000		50,231
	senior note, 4.50%, 1/23/26	Mexico	53,000		51,998
e	Tullow Oil PLC, senior note, Reg S, 10.25%, 5/15/26	Ghana	200,000		199,279

					4,624,814

	Pharmaceuticals 0.2%
e	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	209,000		211,027

	Real Estate Management & Development 0.4%
e	Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	410,000		399,756

	Specialty Retail 2.1%
e	Carvana Co., senior note, 144A,
	5.50%, 4/15/27	United States	28,000		28,007
	5.875%, 10/01/28	United States	40,000		40,214
	4.875%, 9/01/29	United States	178,000		169,246
e	Douglas GMBH, senior secured note, 144A, 6.00%, 4/08/26	Germany	531,000	EUR	586,773
e	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	222,000		235,825
e,h	Kirk Beauty Sun GMBH, senior note, 144A, PIK, 8.25%, 10/01/26	Germany	147,591	EUR	158,603
	Macy’s Retail Holdings LLC, senior bond, 5.125%, 1/15/42	United States	500,000		480,938
e	Staples Inc., 144A,
	senior note, 10.75%, 4/15/27	United States	400,000		364,968
	senior secured note, 7.50%, 4/15/26	United States	200,000		198,876

					2,263,450

	Total Corporate Bonds and Notes (Cost $27,301,793)				27,117,975

i,j	Senior Floating Rate Interests 2.1%
	Communications Equipment 0.1%
	Riverbed Technology Inc., Term Loan B, 7.00%, (3-Month USD LIBOR + 6.00%), 12/31/25	United States	109,866		99,927

	Consumer Discretionary Services 0.1%
	Travel Leaders Group LLC, Term Loan B, 4.087%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	142,255		133,364

	Diversified Financial Services 0.2%
	MPH Acquisition Holdings LLC, Term Loan B, 4.75%, (3-Month USD LIBOR + 4.25%), 9/01/28	United States	248,765		237,881

	Diversified Telecommunication Services 1.4%
	Frontier Communications Corp., Term Loan DIP, 4.50%, (1-Month USD LIBOR + 3.75%), 12/31/21	United States	83,702		83,723
	Intelsat Jackson Holdings SA,
	Term Loan B3, 8.00%, (6-Month USD LIBOR + 3.75%), 11/27/23	United States	281,120		282,460
	Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	20,944		21,038
	Term Loan B5, 8.625%, (6-Month USD LIBOR + 6.63%), 1/02/24	United States	329,824		331,681

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
i,j	Senior Floating Rate Interests (continued)
	Diversified Telecommunication Services (continued)
	Intelsat Jackson Holdings SA, (continued)
	[k] Term Loan DIP, 5.75%, (3-Month USD LIBOR + 4.75%), 7/13/22	United States	700,000		$703,174

					1,422,076

	Equity Real Estate Investment Trusts (REITs) 0.1%
	The GEO Group Inc., Term Loan B, 2.75%, (3-Month USD LIBOR + 2.00%), 3/22/24	United States	79,482		74,713
	McCarthy & Stone PLC, Term Loan B, 7.00%, 12/16/25	United Kingdom	50,969	GBP	67,490

					142,203

	Media 0.2%
	Advantage Sales & Marketing Inc., Term Loan B1, 5.25%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	197,802		198,420

	Total Senior Floating Rate Interests (Cost $2,224,916)				2,233,871

i, j	Senior Floating Rate Interests in Reorganization (Cost $176,070) 0.1%
	Communications Equipment 0.1%
l	Riverbed Technology Inc., Term Loan B, 7.50%, (3-Month USD LIBOR + 6.50%), 12/31/26	United States	250,151		70,793

m	Credit-Linked Notes 0.9%
e	Citigroup Global Markets Holdings Inc., (Egypt), E, senior note, 144A, zero cpn., 12/16/21	Egypt	2,808,164	EGP	177,457
e	Citigroup Global Markets Holdings Inc., (Egypt), EMTN, senior note, 144A, zero cpn., 3/31/22	Egypt	2,788,269	EGP	170,704
e	HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 12/23/21	Egypt	1,450,000	EGP	91,404
e	HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 2/10/22	Egypt	8,925,000	EGP	552,914

	Total Credit-Linked Notes (Cost $995,063)				992,479

	Foreign Government and Agency Securities 5.6%
e	CBB International Sukuk Programme Co. Wll, senior note, 144A, 3.875%, 5/18/29	Bahrain	467,000		450,344
e	Government of Angola, senior bond, Reg S,
	8.00%, 11/26/29	Angola	201,000		186,082
	9.375%, 5/08/48	Angola	200,000		182,715
e	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		220,035
e	Government of Egypt, senior bond, Reg S,
	7.50%, 1/31/27	Egypt	400,000		402,228
	7.60%, 3/01/29	Egypt	200,000		191,177
e	Government of Germany, senior bond, Reg S, 0.50%, 2/15/25	Germany	94,000	EUR	110,932
e	Government of Ghana, senior note, Reg S, 7.75%, 4/07/29	Ghana	213,000		173,595
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		383,909
e	Government of Jordan, senior note, 144A, 4.95%, 7/07/25	Jordan	200,000		205,500
e	Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	400,000		420,562
e	Government of Oman, senior bond, Reg S,
	6.25%, 1/25/31	Oman	216,000		226,796
	6.75%, 1/17/48	Oman	200,000		192,924
e	Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	421,000		435,739
	Government of Russia,
	senior bond, 6233, 6.10%, 7/18/35	Russia	27,868,000	RUB	312,827
	senior note, 6229, 7.15%, 11/12/25	Russia	28,550,000	RUB	368,505
e	Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		225,950
	Government of South Africa, senior bond,
	2030, 8.00%, 1/31/30	South Africa	2,600,259	ZAR	147,651
	2035, 8.875%, 2/28/35	South Africa	1,564,783	ZAR	86,229

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Foreign Government and Agency Securities (continued)
	Government of Turkey,
	senior bond, 6.50%, 9/20/33	Turkey	200,000	$184,573
	senior note, 6.375%, 10/14/25	Turkey	200,000	199,031
e	Government of Ukraine, Reg S,
	senior bond, 7.375%, 9/25/32	Ukraine	200,000	188,859
	senior bond, 1.258%, 5/31/40	Ukraine	171,000	155,619
	senior note, 6.876%, 5/21/29	Ukraine	400,000	373,431

	Total Foreign Government and Agency Securities (Cost $6,311,095)			6,025,213

	U.S. Government and Agency Securities 0.5%
	U.S. Treasury Bond,
	1.875%, 2/15/41	United States	1,000	1,004
	1.75%, 8/15/41	United States	1,100	1,080
	1.625%, 11/15/50	United States	77,000	73,857
	1.875%, 2/15/51	United States	104,000	105,771
	U.S. Treasury Note,
	1.625%, 5/15/31	United States	309,000	315,059
	1.375%, 11/15/31	United States	39,400	39,166

	Total U.S. Government and Agency Securities (Cost $519,010)			535,937

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 34.9%
	Diversified Financial Services 16.3%
e,n	AMSR Trust, 2021-SFR1, G, 144A, FRN, 4.612%, 6/17/38	United States	500,000	510,309
e,o	Assurant CLO Ltd., 2019-5A, D, 144A, FRN, 4.324%, (3-Month USD LIBOR + 4.20%), 1/15/33	United States	1,500,000	1,488,375
e,o	Blue Ridge CLO Ltd. II, 2014-2A, C, 144A, FRN, 3.922%, (3-Month USD LIBOR + 3.80%), 7/18/26	United States	700,000	700,539
e,o	Catskill Park CLO Ltd., 2017-1A, C, 144A, FRN, 3.832%, (3-Month USD LIBOR + 3.70%), 4/20/29	United States	1,000,000	1,003,538
	CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	15,845	15,070
e	FRTKL, 2021-SFR1, G, 144A, 4.105%, 9/17/38	United States	990,000	975,823
e,o	GPMT Ltd., 2019-FL2, D, 144A, FRN, 3.039%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	700,000	696,955
e,o	GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 0.539%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	706,258	500,488
e,o	Hull Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.722%, (3-Month USD LIBOR + 3.60%), 10/18/26	United States	1,130,000	1,109,727
e,o	KREF Ltd., 2021-FL2, C, 144A, FRN, 2.089%, (1-Month USD LIBOR + 2.00%), 2/15/39	United States	500,000	500,625
e,o	Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.774%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000	1,296,533
e,o	OCP CLO Ltd., 2021-8RA, C, 144A, FRN, 3.872%, (3-Month USD LIBOR + 3.75%), 1/17/32	United States	1,000,000	992,500
o	Ramp Series Trust, 2003-RS9, MII3, FRN, 3.317%, (1-Month USD LIBOR + 2.15%), 10/25/33	United States	1,156,753	1,169,161
e	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	722,471	721,358
e,o	Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.616%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	890,238	892,074
n	STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 2.474%, 4/25/37	United States	57,249	39,626
e	Stellar Jay Ireland DAC, 2021-1, B, 144A, 5.926%, 10/15/41	Ireland	1,000,000	999,990
o	Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 0.742%, (1-Month USD LIBOR + 0.65%), 12/25/35	United States	122,563	104,936
o	Terwin Mortgage Trust, 2003-6HE, M2, FRN, 2.717%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	43,660	45,214

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
e	Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,584,976	$2,583,829
e,o	VMC Finance LLC, 2019-FL3, C, 144A, FRN, 2.139%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	877,657
	Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	110,207	112,273

				17,336,600

	Mortgage Real Estate Investment Trusts (REITs) 18.6%
	Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	412,039	272,313
n	American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 2.771%, 11/25/35	United States	103,690	94,448
n	Banc of America Mortgage Trust, FRN,
	2005-K, 2A1, 2.564%, 12/25/35	United States	152,953	149,096
	2005-L, 1A1, 3.073%, 1/25/36	United States	90,884	89,168
	2005-L, 3A1, 3.133%, 1/25/36	United States	130,690	128,064
e,o	BBCMS Mortgage Trust, 2019-BWAY, E, 144A, FRN, 2.94%, (1-Month USD LIBOR + 2.85%), 11/15/34	United States	2,000,000	1,899,309
e,n	BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.144%, 3/26/37	United States	191,814	167,453
n	Bear Stearns ARM Trust, FRN,
	2002-11, 1A2, 2.834%, 2/25/33	United States	2,827	2,638
	2006-2, 4A1, 3.115%, 7/25/36	United States	35,026	32,908
e,o	BXMT Ltd., 2021-FL4, C, 144A, FRN, 1.84%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	500,000	499,029
	Citigroup Commercial Mortgage Trust,
	2015-GC33, D, 3.172%, 9/10/58	United States	2,000,000	1,806,072
	[e,n] 2016-P4, D, 144A, FRN, 4.10%, 7/10/49	United States	2,000,000	1,777,708
n	Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 3.425%, 4/25/37	United States	83,326	83,035
	Countrywide Alternative Loan Trust,
	2005-73CB, 1A2, 6.25%, 1/25/36	United States	129,017	134,141
	[o] 2005-IM1, A1, FRN, 0.692%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	121,270	117,430
n	Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 2.415%, 4/25/34	Switzerland	113,844	104,248
	CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	735,947	382,230
e,n	FARM Mortgage Trust, 2021-1, B, 144A, FRN, 3.249%, 1/25/51	United States	987,184	852,978
e,o,p	FNMA, 2021-R02, 2B1, 144A, FRN, 3.35%, (SOFR + 3.30%), 11/25/41	United States	650,000	652,437
o	FREMF Mortgage Trust, 2018-KF52, B, FRN, 2.038%, (1-Month USD LIBOR + 1.95%), 9/25/28	United States	783,009	779,575
	GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	87,602	89,572
	Impac CMB Trust,
	2004-4, 2A2, 5.214%, 9/25/34	United States	136,237	147,931
	[o] 2004-8, 3B, FRN, 2.717%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	97,249	99,809
	[o] 2005-2, 2B, FRN, 2.567%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	83,532	82,319
	[o] 2005-4, 2M1, FRN, 0.842%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	147,428	137,781
	[o] 2005-8, 2B, FRN, 2.342%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	75,124	75,725
	IndyMac INDX Mortgage Loan Trust, FRN,
	[n] 2005-AR23, 3A1, 2.504%, 11/25/35	United States	674,204	664,272
	[o] 2006-AR12, A1, 0.282%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	162,640	153,149
	[o] 2006-AR29, A2, 0.252%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	284,617	288,639
	[n] 2007-AR5, 2A1, 2.969%, 5/25/37	United States	363,100	341,170
n	JPMBB Commercial Mortgage Securities Trust, 2015-C31, D, FRN, 4.275%, 8/15/48	United States	702,000	643,961
n	JPMorgan Mortgage Trust, FRN,
	2006-A5, 6A1, 2.823%, 8/25/36	United States	187,213	165,480
	2006-A7, 2A3, 3.095%, 1/25/37	United States	81,919	77,499
	2007-A2, 2A1, 2.979%, 4/25/37	United States	122,079	108,873
	Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	57,754	59,307

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
	MASTR Adjustable Rate Mortgages Trust, FRN,
	[n] 2004-10, B1, 2.37%, 10/25/34	United States	445,019	$408,036
	[o] 2006-OA1, 1A1, 0.302%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	205,627	190,950
n	MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.283%, 10/25/47	United States	488,443	362,013
n	MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 2.41%, 10/25/32	United States	66,934	69,773
n	RFMSI Trust, 2007-SA2, 3A, FRN, 5.367%, 4/25/37	United States	738,142	248,344
o	Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 0.792%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	195,390
e,o	STACR Trust, 2018-HRP1, B2, 144A, FRN, 11.842%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	2,889,096	3,259,751
n	Structured ARM Loan Trust, 2004-4, B1, FRN, 2.621%, 4/25/34	United States	412,669	372,836
n	Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 2.178%, 10/20/35	United States	217,960	212,977
n	WAMU Mortgage Pass-Through Certificates Series Trust, 2006-AR12, 1A1, FRN, 2.956%, 10/25/36	United States	966,153	972,268
o	Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 0.252%, (1-Month USD LIBOR + 0.16%), 5/25/36	United States	214,259	174,061
n	Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2003-AR3, B1, FRN, 3.045%, 6/25/33	United States	224,931	222,022

				19,848,188

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $36,883,194)			37,184,788

	Municipal Bonds in Reorganization 1.8%
	Puerto Rico 1.8%
l	Commonwealth of Puerto Rico,
	8.00%, 7/01/35	United States	1,745,000	1,531,238
	5.50%, 7/01/39	United States	155,000	146,087
	5.00%, 7/01/41	United States	225,000	202,500

	Total Municipal Bonds in Reorganization (Cost $1,212,050)			1,879,825

		Number of Contracts	Notional Amount#
	Options Purchased 0.0%†
	Calls – Exchange-Traded 0.0%†
	Casino Guichard Perrachon SA, December Strike Price 26.00 EUR, Expires 12/17/21	24	2,400	27
	SPDR Gold Shares ETF, June Strike Price $200.00, Expires 6/17/22	43	4,300	5,332

				5,359

	Puts – Exchange-Traded 0.0%†
	Alcon Inc., May Strike Price $70.00, Expires 5/20/22	4	400	880
	Coinbase Global Inc., March Strike Price $200.00, Expires 3/18/22	5	500	2,755
	The Cooper Cos Inc., May Strike Price $360.00, Expires 5/20/22	1	100	2,360
	Fluor Corp., January Strike Price $15.00, Expires 1/21/22	8	800	180
	Fluor Corp., January Strike Price $17.50, Expires 1/21/22	8	800	400
	Fluor Corp., January Strike Price $20.00, Expires 1/21/22	8	800	760
	Iron Mountain Inc., January Strike Price $40.00, Expires 1/21/22	7	700	280
	Iron Mountain Inc., March Strike Price $42.50, Expires 3/18/22	10	1,000	1,620
	Owens & Minor Inc., March Strike Price $30.00, Expires 3/18/22	28	2,800	3,990
	SPDR S&P Retail ETF, December Strike Price $92.00, Expires 12/17/21	7	700	1,330
	SPDR S&P Retail ETF, January Strike Price $75.00, Expires 1/21/22	19	1,900	1,254

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased (continued)
	Puts – Exchange-Traded (continued)
	SPDR S&P Retail ETF, January Strike Price $85.00, Expires 1/21/22	17	1,700	$3,094

				18,903

	Puts – Over-the-Counter 0.0%†
	The Western Union Co., Counterparty BOFA, May Strike Price $14.00, Expires 5/20/22	36	3,600	3,240

	Total Options Purchased (Cost $45,062)			27,502

	Total Investments before Short Term Investments (Cost $80,057,188)			80,675,914

		Country	Shares
	Short Term Investments 20.9%
	Money Market Funds (Cost $17,850,091) 16.8%
q	Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	17,850,091	17,850,091

			Principal Amount*
	Repurchase Agreements (Cost $4,402,397) 4.1%
r	Joint Repurchase Agreement, 0.025%, 12/01/21 (Maturity Value $4,402,400)	United States	4,402,397	4,402,397
	BNP Paribas Securities Corp. (Maturity Value $2,530,148) Deutsche Bank Securities Inc. (Maturity Value $466,610) HSBC Securities (USA) Inc. (Maturity Value $1,405,642)
	Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 11/20/48 - 3/20/49; and U.S. Treasury Notes, 0.16% - 0.38%, 4/30/22 - 4/30/25, (Valued at $4,490,432)
	Total Investments (Cost $102,309,676) 96.7%			102,928,402
	Options Written (0.0)%†			(867)
	Securities Sold Short (3.9)%			(4,225,944)
	Other Assets, less Liabilities 7.2%			7,744,430

	Net Assets 100.0%			$106,446,021

		Number of Contracts	Notional Amount#

s	Options Written (0.0)%†
	Calls – Exchange-Traded (0.0)%†
	Casino Guichard Perrachon SA, December Strike Price 30.00 EUR, Expires 12/17/21	12	1,200	(13)
	Casino Guichard Perrachon SA, December Strike Price 34.00 EUR, Expires 12/17/21	12	1,200	(14)

				(27)

	Puts – Exchange-Traded (0.0)%†
	Owens & Minor Inc., March Strike Price $20.00, Expires 3/18/22	28	2,800	(840)

	Total Options Written (Premiums Received $1,424)			(867)

		Country	Shares
t	Securities Sold Short (3.9)%
	Common Stocks (0.2)%
	Internet & Direct Marketing Retail (0.2)%
	Wayfair Inc., A	United States	653	(161,839)

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares		Value
t	Securities Sold Short (continued)
	Common Stocks (continued)
	IT Services (0.0)%†
	Fastly Inc., A	United States	63		$(2,568)

	Total Common Stocks (Proceeds $171,352)				(164,407)

			Principal Amount*
	Corporate Bonds and Notes (3.2)%
	Aerospace & Defense (0.1)%
e	Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	87,000		(91,123)

	Auto Components (0.1)%
	American Axle & Manufacturing Inc., senior note, 6.875%, 7/01/28	United States	50,000		(53,485)
e	Wheel Pros Inc., senior note, 144A, 6.50%, 5/15/29	United States	32,000		(31,230)

					(84,715)

	Banks (0.1)%
e,g	China Zheshang Bank Co. Ltd., junior sub. bond, 5.45% to 3/29/22, FRN thereafter, Reg S, Perpetual	China	72,000		(72,369)

	Capital Markets (0.0)%†
e	Coinbase Global Inc., senior note, 144A, 3.375%, 10/01/28	United States	42,000		(39,548)

	Communications Equipment (0.2)%
e	Audacy Capital Corp., secured note, 144A,
	6.50%, 5/01/27	United States	136,000		(133,180)
	6.75%, 3/31/29	United States	44,000		(43,152)
e	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	84,000		(75,617)

					(251,949)

	Construction & Engineering (0.4)%
	Fluor Corp., senior bond,
	3.50%, 12/15/24	United States	136,000		(139,594)
	4.25%, 9/15/28	United States	54,000		(55,167)
e	Sydney Airport Finance Co. Pty Ltd., senior secured bond, 144A,
	3.375%, 4/30/25	Australia	42,000		(44,249)
	3.625%, 4/28/26	Australia	22,000		(23,398)
e	Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	199,000		(199,418)

					(461,826)

	Diversified Consumer Services (0.1)%
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	160,000		(143,200)

	Diversified Telecommunication Services (0.2)%
e	British Telecommunications PLC, senior bond, Reg S, 1.874% to 5/18/25, FRN thereafter, 8/18/80	United Kingdom	200,000	EUR	(220,761)
e	Telesat Canada / Telesat LLC, senior note, 144A, 6.50%, 10/15/27	Canada	41,000		(32,056)

					(252,817)

	Equity Real Estate Investment Trusts (REITs) (0.1)%
	The GEO Group Inc., senior note, 6.00%, 4/15/26	United States	40,000		(34,496)
	Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	115,000		(117,499)

					(151,995)

	Food & Staples Retailing (0.6)%
	Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	196,000		(271,890)
	The Kroger Co., senior bond,
	5.40%, 1/15/49	United States	78,000		(109,455)
	3.95%, 1/15/50	United States	4,000		(4,635)
e	SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	149,000		(156,630)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
t	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Food & Staples Retailing (continued)
e	Sigma Holdco BV, senior note, Reg S, 5.75%, 5/15/26	Netherlands	100,000	EUR	$(104,872)

					(647,482)

	Food Products (0.2)%
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	196,000		(199,234)

	Health Care Providers & Services (0.1)%
e	Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	132,000		(102,788)

	Media (0.1)%
e	Dish DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	63,000		(62,194)
e	Wolverine Escrow LLC, senior secured note, 144A, 9.00%, 11/15/26	United States	85,000		(80,310)

					(142,504)

	Oil, Gas & Consumable Fuels (0.1)%
e	SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	54,000		(59,154)

	Professional Services (0.1)%
e	Teleperformance, senior note, Reg S, 1.875%, 7/02/25	France	100,000	EUR	(119,733)

	Specialty Retail (0.7)%
e	Ambience Merger Sub Inc., senior note, 144A, 7.125%, 7/15/29	United States	71,000		(68,811)
e	Dufry One BV, senior note, Reg S, 2.00%, 2/15/27	Switzerland	528,000	EUR	(548,458)
e	Macy’s Retail Holdings LLC, senior note, 144A, 5.875%, 4/01/29	United States	87,000		(92,872)

					(710,141)

	Total Corporate Bonds and Notes (Proceeds $3,602,922)				(3,530,578)

	U.S. Government and Agency Securities (0.5)%
	U.S. Treasury Bond,
	1.375%, 11/15/40	United States	2,000		(1,845)
	1.375%, 8/15/50	United States	266,700		(240,770)
	U.S. Treasury Note,
	1.25%, 9/30/28	United States	1,300		(1,291)
	0.875%, 11/15/30	United States	205,000		(196,039)
	1.125%, 2/15/31	United States	28,000		(27,340)
	1.25%, 8/15/31	United States	64,700		(63,674)

	Total U.S. Government and Agency Securities (Proceeds $548,105)				(530,959)

	Total Securities Sold Short (Proceeds $4,322,379)				$(4,225,944)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2021, the aggregate value of these securities and/or cash pledged amounted to $995,710, representing 0.9% of net assets.

cFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

dSee Note 9 regarding restricted securities.

eSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the net value of these securities was $51,502,611, representing 48.4% of net assets.

fSee Note 1(g) regarding loan participation notes.

gPerpetual security with no stated maturity date.

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

hIncome may be received in additional securities and/or cash.

iThe coupon rate shown represents the rate at period end.

jSee Note 1(j) regarding senior floating rate interests.

kSee Note 10 regarding unfunded loan commitments.

lSee Note 7 regarding defaulted securities.

mSee Note 1(h) regarding credit-linked notes.

nAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

oThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

pA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

qThe rate shown is the annualized seven-day effective yield at period end.

rSee Note 1(c) regarding joint repurchase agreement.

sSee Note 1(e) regarding written options.

tSee Note 1(i) regarding securities sold short.

At November 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
CBOE Volatility Index	Long	9	$231,178	12/22/21	$16,423
E-Mini Russell 2000	Short	5	549,325	12/17/21	16,363
S&P 500 E-Mini Index	Short	3	684,938	12/17/21	(12,471)

					20,315

Interest Rate Contracts
U.S. Treasury 10 Yr. Note	Short	1	130,813	3/22/22	(1,924)
U.S. Treasury Long Bond	Short	7	1,134,875	3/22/22	(26,044)

					(27,968)

Total Futures Contracts					$(7,653)

*As of period end.

At November 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Colombian Peso	JPHQ	Buy	1,150,840,566	$305,093	12/15/21	$—	$(17,535)
Colombian Peso	JPHQ	Sell	1,150,840,566	297,068	12/15/21	9,510	—
Czech Koruna	JPHQ	Buy	5,601,383	259,457	12/15/21	—	(10,439)
Czech Koruna	JPHQ	Sell	5,601,383	248,110	12/15/21	—	(909)
Indonesian Rupiah	JPHQ	Buy	9,389,872,441	658,107	12/15/21	—	(3,520)
Indonesian Rupiah	JPHQ	Sell	9,389,872,441	650,809	12/15/21	—	(3,778)
Mexican Peso	JPHQ	Buy	8,315,084	410,250	12/15/21	—	(23,722)
Mexican Peso	JPHQ	Sell	8,315,084	399,637	12/15/21	13,109	—
Peruvian Nuevo Sol	JPHQ	Buy	1,406,262	343,200	12/15/21	2,275	—
Peruvian Nuevo Sol	JPHQ	Sell	1,406,262	355,791	12/15/21	10,316	—
Russian Ruble	JPHQ	Buy	104,210,391	1,400,906	12/15/21	5,184	(4,361)
Russian Ruble	JPHQ	Sell	104,210,391	1,398,394	12/15/21	—	(3,337)
South African Rand	JPHQ	Buy	9,370,571	598,645	12/15/21	—	(10,817)
South African Rand	JPHQ	Sell	9,370,571	641,346	12/15/21	53,519	—
British Pound	JPHQ	Buy	100,000	137,268	1/31/22	—	(4,159)
British Pound	JPHQ	Sell	590,000	806,704	1/31/22	21,364	—
Euro	JPHQ	Sell	1,820,000	2,141,776	1/31/22	73,278	—
Hong Kong Dollar	JPHQ	Sell	155,000	19,911	1/31/22	34	—

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	JPHQ	Sell	580,000	$630,079	1/31/22	$—	$(3,222)
Czech Koruna	JPHQ	Buy	5,601,383	246,918	3/16/22	703	—
Czech Koruna	JPHQ	Sell	5,601,383	244,677	3/16/22	—	(2,944)
Indonesian Rupiah	JPHQ	Sell	9,389,872,441	651,577	3/16/22	2,906	—
Russian Ruble	JPHQ	Buy	34,193,012	447,905	3/16/22	3,509	—
Russian Ruble	JPHQ	Sell	57,320,597	750,790	3/16/22	—	(5,953)
South African Rand	JPHQ	Buy	3,755,187	229,134	3/16/22	3,631	—
South African Rand	JPHQ	Sell	7,765,195	485,703	3/16/22	4,377	—

Total Forward Exchange Contracts						$203,715	$(94,696)

Net unrealized appreciation (depreciation)						$109,019

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00)%	Quarterly		6/20/23	186,000		$(1,440)	$(26)	$(1,414)
Government of Mexico	(1.00)%	Quarterly		12/20/23	787,000		(7,263)	(5,984)	(1,279)
Government of Mexico	(1.00)%	Quarterly		12/20/23	15,000		(138)	(232)	94
Government of Mexico	(1.00)%	Quarterly		6/20/25	105,000		(501)	(1,323)	822
Government of South Africa	(1.00)%	Quarterly		12/20/24	322,000		6,955	9,249	(2,294)
Government of South Africa	(1.00)%	Quarterly		12/20/24	900,000		19,438	26,654	(7,216)
Traded Index
CDX.NA.HY.34	(5.00)%	Quarterly		6/20/25	1,840,000		(129,762)	(27,734)	(102,028)
CDX.NA.HY.35	(5.00)%	Quarterly		12/22/25	1,930,000		(144,407)	(183,350)	38,943
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	646,000		(13,952)	(50,313)	36,361	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	184,000		(3,974)	(5,367)	1,393	BB-

Total Centrally Cleared Swap Contracts							$(275,044)	$(238,426)	$(36,618)

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	9,000	EUR	(111)	18	(129)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	14,000	EUR	(171)	20	(191)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	19,000	EUR	(232)	39	(271)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	21,000	EUR	(435)	(125)	(310)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	7,000	EUR	(145)	(93)	(52)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	13,000	EUR	(269)	(82)	(187)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	13,000	EUR	(269)	(78)	(191)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	9,000		(89)	40	(129)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	23,000		(226)	98	(324)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	23,000		(227)	99	(326)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	39,000		1,663	1,107	556
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	66,000		2,814	2,966	(152)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	42,000		2,273	2,237	36

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/26	200,000		$20,988	$9,615	$11,373
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	14,000		(138)	89	(227)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	43,000		(423)	172	(595)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	28,000		2,938	2,657	281
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	34,000		3,568	2,989	579
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/21	9,000		(89)	36	(125)
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/21	14,000		(138)	65	(203)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	9,000		(89)	36	(125)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	24,000		(237)	201	(438)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/23	19,000		451	249	202
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/23	19,000		451	335	116
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/23	19,000		450	353	97
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	38,000		1,620	1,164	456
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	46,000		1,961	1,418	543
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	10,000		(98)	66	(164)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	75,000		6,970	12,394	(5,424)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	119,000		(4,862)	(4,520)	(342)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	96,000		(3,922)	(3,014)	(908)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	119,000		(4,861)	(2,979)	(1,882)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	96,000		(3,922)	(2,807)	(1,115)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	82,000		(3,349)	(2,228)	(1,121)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	36,000		(1,470)	(932)	(538)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	29,000		(1,185)	(849)	(336)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/26	48,000		(1,406)	(1,406)	—
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,246)	(342)	(904)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,247)	(228)	(1,019)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	7,000		(132)	(34)	(98)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/26	338,000		(5,490)	(3,283)	(2,207)
Government of Brazil	(1.00)%	Quarterly	BZWS	12/20/26	182,000		13,032	8,457	4,575
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(3,435)	1,248	(4,683)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(2,064)	1,683	(3,747)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	124,000		9,051	9,291	(240)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	290,000		21,167	19,401	1,766
Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/26	8,000		705	777	(72)
Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/26	40,000		3,529	3,708	(179)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	12,107,000	JPY	(791)	(390)	(401)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,348,000	JPY	(339)	(178)	(161)
Kohl’s Corp.	(1.00)%	Quarterly	CITI	12/20/25	207,000		(255)	15,406	(15,661)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	154,000		(189)	11,307	(11,496)
Kohl’s Corp.	(1.00)%	Quarterly	MSCS	12/20/25	221,000		(272)	16,448	(16,720)
Macy’s Retail Holdings LLC	(1.00)%	Quarterly	BZWS	12/20/26	21,000		1,181	1,487	(306)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(972)	773	(1,745)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	18,860,000	JPY	(1,211)	(502)	(709)

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	23,000		$(728)	$(150)	$(578)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	36,000		(1,138)	(650)	(488)
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	21,000		(664)	(300)	(364)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	97,000		(8,082)	(8,353)	271
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,878,000	JPY	(231)	(33)	(198)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(215)	(30)	(185)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	434,000		(8,668)	7,482	(16,150)
Simon Property Group LP	(1.00)%	Quarterly	MSCS	12/20/25	340,000		(6,790)	5,862	(12,652)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	12/20/26	33,600,000	JPY	23,013	20,822	2,191
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	92,000	EUR	(6,122)	4,128	(10,250)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/26	9,000	EUR	(349)	(260)	(89)
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	20,000	EUR	782	753	29
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	20,000	EUR	782	937	(155)
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	20,000	EUR	782	937	(155)
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	20,000	EUR	1,694	1,063	631
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	20,000	EUR	1,694	1,134	560
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	20,000	EUR	1,695	1,566	129
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	22,000	EUR	1,864	1,776	88
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	41,000	EUR	3,473	3,350	123
Contracts to Sell Protection[c,d]
Single Name
Euro Garage Ltd.	5.00%	Quarterly	GSCO	12/20/26	16,000	EUR	929	830	99	B
Government of Turkey	1.00%	Quarterly	BZWS	12/20/26	207,000		(35,597)	(32,230)	(3,367)	B+
Government of Turkey	1.00%	Quarterly	BZWS	12/20/26	83,000		(14,273)	(14,122)	(151)	B+
Groupe Casino	5.00%	Quarterly	GSCO	12/20/26	21,000	EUR	(2,379)	(1,711)	(668)	BB-

Total OTC Swap Contracts							$278	$97,180	$(96,902)

Total Credit Default Swap Contracts							$(274,766)	$(141,246)	$(133,520)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	3/18/22	1,100,000		$(3,507)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 2.95%	Annually	3/16/27	3,980,767	PLN	—
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(136,032)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 6 Month-SORA Pay Fixed rate 1.23%	Semi-Annually	12/15/31	455,901	SGD	$14,703

Total Interest Rate Swap Contracts					$(124,836)

*In U.S. dollars unless otherwise indicated.

At November 30, 2021, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/22	$42,775	$7,876
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	4/20/22	126,174	22,996
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	5/16/22	8,221	840
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	10/04/22	36,005	(4,754)
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/20/22	34,265	(5,711)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	BOFA	3/04/22	30,167	(3,581)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	4/20/22	32,422	(3,862)

						13,804

Interest Rate Contracts – Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	1/11/22	86,712	4,020
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	2/17/22	114,441	(3,236)
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	5/18/22	431,215	(6,776)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	103,643	7,183

						1,191

Total - Total Return Swap Contracts						$14,995

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 11 regarding other derivative information.

See Abbreviations on page 51.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2021 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$97,907,279
Cost – Unaffiliated repurchase agreements	4,402,397

Value – Unaffiliated issuers	$98,526,005
Value – Unaffiliated repurchase agreements	4,402,397
Cash	870,927
Restricted cash for OTC derivatives (Note 1f)	70,000
Foreign currency, at value (cost $500,915)	500,060
Receivables:
Investment securities sold	814,471
Capital shares sold	879,475
Dividends and interest	606,268
Deposits with brokers for:
Securities sold short	4,254,192
OTC derivative contracts	360,000
Futures contracts	86,500
Centrally cleared swap contracts	234,653
Due from brokers	238,512
Variation margin on futures contracts	47,141
OTC swap contracts (upfront payments $224,311)	179,089
Unrealized appreciation on OTC forward exchange contracts	203,715
Unrealized appreciation on OTC swap contracts	67,616

Total assets	112,341,021

Liabilities:
Payables:
Investment securities purchased	852,294
Capital shares redeemed	156,061
Management fees	104,579
Distribution fees	7,120
Trustees’ fees and expenses	1,592
Transfer agent fees	16,413
Deposits from brokers for:
OTC derivative contracts	70,000
Due to brokers	37,133
OTC swap contracts (upfront receipts $101,352)	81,909
Options written, at value (premiums received $1,424)	867
Securities sold short, at value (proceeds $4,322,379)	4,225,944
Unrealized depreciation on OTC forward exchange contracts	94,696
Unrealized depreciation on OTC swap contracts	149,523
Unrealized depreciation on unfunded loan commitments (Note 10)	4,403
Accrued expenses and other liabilities	92,466

Total liabilities	5,895,000

Net assets, at value	$106,446,021

Net assets consist of:
Paid-in capital	$102,486,855
Total distributable earnings (loss)	3,959,166

Net assets, at value	$106,446,021

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2021 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$23,486,656

Shares outstanding	2,153,641

Net asset value per share[a]	$10.91

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.54

Class C:
Net assets, at value	$2,684,207

Shares outstanding	251,604

Net asset value and maximum offering price per share[a]	$10.67

Class R:
Net assets, at value	$211,835

Shares outstanding	19,650

Net asset value and maximum offering price per share	$10.78

Class R6:
Net assets, at value	$5,823

Shares outstanding	531

Net asset value and maximum offering price per share	$10.97

Advisor Class:
Net assets, at value	$80,057,500

Shares outstanding	7,323,392

Net asset value and maximum offering price per share	$10.93

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2021 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends:
Unaffiliated issuers	$45,136
Interest:
Unaffiliated issuers:
Paydown gain (loss)	265,135
Paid in cash	2,103,770

Total investment income	2,414,041

Expenses:
Management fees (Note 3a)	857,725
Distribution fees: (Note 3c)
Class A	31,553
Class C	14,055
Class R	494
Transfer agent fees: (Note 3e)
Class A	13,045
Class C	1,458
Class R	104
Class R6	41
Advisor Class	41,095
Custodian fees (Note 4) .	42,532
Reports to shareholders fees	15,341
Registration and filing fees	34,120
Professional fees	81,373
Trustees’ fees and expenses	15,406
Dividends and interest on securities sold short	112,015
Security borrowing fees	33,236
Other	24,246

Total expenses	1,317,839
Expense reductions (Note 4)	(804)
Expenses waived/paid by affiliates (Note 3f)	(244,367)

Net expenses	1,072,668

Net investment income	1,341,373

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,055,177
Written options	16,993
Foreign currency transactions	(47,317)
Forward exchange contracts	(48,021)
Futures contracts	(200,112)
Securities sold short	(344,681)
Swap contracts	(289,549)

Net realized gain (loss)	142,490

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,525,347)
Translation of other assets and liabilities denominated in foreign currencies	(79,592)
Forward exchange contracts	311,948
Written options	1,573
Futures contracts	20,020
Securities sold short	481,973
Swap contracts	443,739

Net change in unrealized appreciation (depreciation)	(1,345,686)

Net realized and unrealized gain (loss)	(1,203,196)

Net increase (decrease) in net assets resulting from operations	$138,177

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$1,341,373	$2,724,125
Net realized gain (loss)	142,490	1,198,529
Net change in unrealized appreciation (depreciation)	(1,345,686)	8,574,158

Net increase (decrease) in net assets resulting from operations	138,177	12,496,812

Distributions to shareholders:
Class A	—	(567,339)
Class C	—	(51,591)
Class R	—	(4,161)
Class R6	—	(138)
Advisor Class	—	(1,899,712)

Total distributions to shareholders	—	(2,522,941)

Capital share transactions: (Note 2)
Class A	(3,119,582)	4,161,929
Class C	(252,540)	(226,267)
Class R	16,449	8,527
Advisor Class	3,298,910	(3,869,073)

Total capital share transactions	(56,763)	75,116

Net increase (decrease) in net assets	81,414	10,048,987
Net assets:
Beginning of period	106,364,607	96,315,620

End of period	$106,446,021	$106,364,607

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Effective August 2, 2021, Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A shares after a 10-year holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 30, 2021.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments(continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 11 regarding other derivative information.

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

f. Restricted Cash

At November 30, 2021, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

g. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

i. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

j. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

k. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

k. Income and Deferred Taxes (continued)

sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

l. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

m. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

n. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	319,974	$3,504,807	822,527	$8,771,228
Shares issued in reinvestment of distributions	—	—	28,242	300,782
Shares redeemed	(604,590)	(6,624,389)	(461,890)	(4,910,081)

Net increase (decrease)	(284,616)	$(3,119,582)	388,879	$4,161,929

Class C Shares:
Shares sold	37,204	$399,699	36,427	$380,419
Shares issued in reinvestment of distributions	—	—	4,906	51,466
Shares redeemed[a]	(60,738)	(652,239)	(63,557)	(658,152)

Net increase (decrease)	(23,534)	$(252,540)	(22,224)	$(226,267)

Class R Shares:
Shares sold	1,525	$16,449	466	$5,000
Shares issued in reinvestment of distributions	—	—	337	3,557
Shares redeemed	—	—	(3)	(30)

Net increase (decrease)	1,525	$16,449	800	$8,527

Class R6 Shares:
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase (decrease)	—	$—	—	$—

Advisor Class Shares:
Shares sold	2,261,037	$24,813,761	3,735,776	$39,446,888
Shares issued in reinvestment of distributions	—	—	144,113	1,534,808
Shares redeemed	(1,959,322)	(21,514,851)	(4,254,581)	(44,850,769)

Net increase (decrease)	301,715	$3,298,910	(374,692)	$(3,869,073)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors) (formerly Franklin Templeton Distributors, Inc.)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to K2 Advisors of 1.60% per year of the average daily net assets of the Fund.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund.

Subadvisors
Apollo Credit Management LLC
Benefit Street Partners L.L.C.*
Ellington Global Asset Management, LLC
Emso Asset Management Limited
Medalist Partners, LP

* An affiliate of K2 Advisors.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,003
CDSC retained	$81

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

For the period ended November 30, 2021, the Fund paid transfer agent fees of $55,743, of which $22,243 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.65% based on the average net assets of each class until September 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022.

g. Other Affiliated Transactions

At November 30, 2021, Franklin Resources, Inc. owned 7.10% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At November 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$97,917,599

Unrealized appreciation	$2,828,717
Unrealized depreciation	(2,327,949)

Net unrealized appreciation (depreciation)	$500,768

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2021, aggregated $69,314,210 and $68,329,641, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2021, the Fund had 25.4% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

7. Credit Risk and Defaulted Securities (continued)

securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2021, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $1,950,618, representing 1.8% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares/ Principal Amount	Issuer	Acquisition Date	Cost	Value
923	Acosta Inc.	12/31/19	$8,144	$7,476
925	Acosta Inc., cvt. pfd.	12/31/19-6/30/21	50,262	46,250
35,221	Riverbed Technology Inc., senior note, 6.00%, 1/13/22	10/13/21	35,055	34,869

Total Restricted Securities (Value is 0.1% of Net Assets)			$93,461	$88,595

10. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.

At November 30, 2021, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Intelsat Jackson Holdings SA, Term Loan DIP	$140,000
Upfield Group BV, Term Loan RC	214,532

$354,532

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

11. Other Derivative Information

At November 30, 2021, the investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$14,703	[a]	Variation margin on centrally cleared swap contracts	$139,539	[a]
	Unrealized appreciation on OTC swap contracts	11,203		Unrealized depreciation on OTC swap contracts	10,012
				Variation margin on futures contracts	27,968	[a]

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	203,715		Unrealized depreciation on OTC forward exchange contracts	94,696

Credit contracts	Variation margin on centrally cleared swap contracts	77,613	[a]	Variation margin on centrally cleared swap contracts	114,231	[a]

	OTC swap contracts (upfront payments)	179,089		OTC swap contracts (upfront receipts)	81,909

	Unrealized appreciation on OTC swap contracts	24,701		Unrealized depreciation on OTC swap contracts	121,603

Equity contracts	Investments in securities, at value	27,502	[b]	Options written, at value	867

	Unrealized appreciation on OTC swap contracts	31,712		Unrealized depreciation on OTC swap contracts	17,908

	Variation margin on futures contracts	32,786	[a]	Variation margin on futures contracts	12,471	[a]

Totals		$603,024			$621,204

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended November 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$10,087	Swap contracts	$67,545

	Futures contracts	(56,260)	Futures contracts	(27,234)

Foreign exchange contracts	Forward exchange contracts	(48,021)	Forward exchange contracts	311,948

Credit contracts	Swap contracts	(421,977)	Swap contracts	351,830

Equity contracts	Investments	(70,023)[a]	Investments	(23,054)[a]

	Written options	16,993	Written options	1,573

	Futures contracts	(143,852)	Futures contracts	47,254

	Swap contracts	122,341	Swap contracts	24,364

Totals		$(590,712)		$754,226

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

11. Other Derivative Information (continued)

For the period ended November 30, 2021, the average month end notional amount of options, futures contracts and swap contracts represented 36,500 shares, $3,082,563 and $21,184,096, respectively. The average month end contract value of forward exchange contracts was $9,958,035.

At November 30, 2021, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$203,715	$94,696
Options Purchased	3,240	—
Swap Contracts	246,705	231,432

Total	$453,660	$326,128

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Counterparty
BNPP	$2,656	$(310)	$—	$—	$2,346
BOFA	6,171	(6,171)	—	—	—
BZWS	101,442	(75,897)	—	—	25,545
CITI	26,966	(25,077)	—	—	1,889
DBAB	7,183	—	—	—	7,183
FBCO	101	(101)	—	—	—
GSCO	44,530	(40,689)	—	—	3,841
JPHQ	133,262	(45,117)	—	(70,000)	18,145
JPHQ[a]	109,039	—	—	—	109,039
MSCS	22,310	(22,310)	—	—	—

Total	$453,660	$(215,672)	$—	$(70,000)	$167,988

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty
BNPP	$310	$(310)	$—	$—	$—
BOFA	22,023	(6,171)	—	(15,852)	—
BZWS	75,897	(75,897)	—	—	—
CITI	25,077	(25,077)	—	—	—
DBAB	—	—	—	—	—
FBCO	328	(101)	—	(227)	—
GSCO	40,689	(40,689)	—	—	—
JPHQ	45,117	(45,117)	—	—	—
JPHQ[a]	87,315	—	—	—	87,315
MSCS	29,372	(22,310)	—	(7,062)	—

Total	$326,128	$(215,672)	$—	$(23,141)	$87,315

aRepresents derivatives not subject to an ISDA master agreement.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 51.

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2021, the Fund did not use the Global Credit Facility.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2021, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,570,046	$75,310		$73,855	$2,719,211
Convertible Bonds	—	1,888,320		—	1,888,320
Corporate Bonds and Notes	—	27,117,975		—	27,117,975
Senior Floating Rate Interests	—	2,233,871		—	2,233,871
Senior Floating Rate Interests in Reorganization	—	70,793		—	70,793
Credit-Linked Notes	—	992,479		—	992,479
Foreign Government and Agency Securities	—	6,025,213		—	6,025,213
U.S. Government and Agency Securities	—	535,937		—	535,937
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	37,184,788		—	37,184,788
Municipal Bonds in Reorganization	—	1,879,825		—	1,879,825
Options Purchased	27,502	—		—	27,502
Short Term Investments	17,850,091	4,402,397		—	22,252,488

Total Investments in Securities	$20,447,639	$82,406,908	[c]	$73,855	$102,928,402

Other Financial Instruments:
Futures Contracts	$32,786	$—		$—	$32,786
Forward Exchange Contracts	—	203,715		—	203,715
Swap Contracts	—	159,932		—	159,932

Total Other Financial Instruments	$32,786	$363,647		$—	$396,433

Liabilities:
Other Financial Instruments:
Options Written	$867	$—		$—	$867
Securities Sold Short[a]	164,407	4,061,537		—	4,225,944
Futures Contracts	40,439	—		—	40,439
Forward Exchange Contracts	—	94,696		—	94,696
Swap Contracts	—	403,293		—	403,293
Unfunded Loan Commitments	—	4,403		—	4,403

Total Other Financial Instruments	$205,713	$4,563,929		$—	$4,769,642

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common, preferred and convertible preferred stocks as well as other equity interests.

cIncludes foreign securities valued at $75,310, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

14. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

15. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	CHF	Swiss Franc	ARM	Adjustable Rate Mortgage
BOFA	Bank of America Corp.	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation
BZWS	Barclays Bank PLC	EUR	Euro	DIP	Debtor-In-Possession
CITI	Citigroup, Inc.	GBP	British Pound	ETF	Exchange Traded Fund
DBAB	Deutsche Bank AG	JPY	Japanese Yen	FEDEF	Federal Funds Effective Rate
FBCO	Credit Suisse Group AG	PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.
GSCO	The Goldman Sachs Group, Inc.	RUB	Russian Ruble	FNMA	Federal National Mortgage Association
JPHQ	JP Morgan Chase & Co.	SGD	Singapore Dollar	FRN	Floating Rate Note
MSCS	Morgan Stanley Capital Services LLC	USD	United States Dollar	LIBOR	London InterBank Offered Rate
		ZAR	South African Rand	PIK	Payment In-Kind
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
Index				SFR	Single Family Revenue
CDX.NA.HY	CDX North America High Yield Index			SOFR	Secured Overnight Financing Rate
				SORA	Singapore Overnight Rate Average
				SPAC	Special Purpose Acquisition Company
				SPDR	Standard & Poor’s Depositary Receipt
				WIBOR	Warsaw Interbank Offered Rate

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

52	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Long Short Credit Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2022 Franklin Templeton Investments. All rights reserved.		948 S 01/22

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission	of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls	and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)    Code of Ethics

(a) (2)   Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Treasurer, Chief Financial Officer and Chief Accounting Officer

(b)        Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Treasurer, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Alternative Strategies Funds

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and Administration

Date January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and Administration

Date January 26, 2022

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date January 26, 2022